Schedule of Investments (unaudited)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27	$1,000	$980,500
Chase Issuance Trust, 4.60%, 01/16/29
(Call 01/15/27)	860	848,902
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28 (Call 12/15/27)	90	89,531
World Omni Auto Receivables Trust, 4.86%, 03/15/29
(Call 12/15/27)	280	277,393

Total Asset-Backed Securities — 0.4%
(Cost: $2,229,707)		2,196,326

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Barclays Commercial Mortgage Trust, Series
2019-C3, Class A4, 3.58%, 05/15/52
(Call 05/15/29)	100	92,008
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	163,347
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	460	383,954
Benchmark Mortgage Trust
4.44%, 05/15/55 (Call 05/15/32)(a)	1,000	919,744
Series 2018-B4, Class ASB, 4.06%, 07/15/51
(Call 07/15/28), (1-day SOFR + 2.127%)(a)	863	840,979
Series 2020-B16, Class A5, 2.73%, 02/15/53
(Call 02/15/30)	100	86,935
Series 2020-B21, Class A4, 1.70%, 12/17/53
(Call 12/15/30)	100	81,192
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50 (Call 08/15/27)	104	100,116
Commission Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	975,560
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 5.36%, 01/25/29 (Call 01/25/29),
(1-day SOFR + 2.127%)(a)	950	963,420
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	458	442,635
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47
(Call 07/15/24)	43	42,039
Series 2015-C29, Class A4, 3.61%, 05/15/48
(Call 01/15/26)	172	168,130
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49
(Call 01/15/27)	100	95,269
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 10/15/28)	90	87,873
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60
(Call 03/15/27)	150	142,577
Series 2021-C59, Class A5, 2.63%, 04/15/54
(Call 04/15/31)	600	500,039
		6,085,817

Total Collaterized Mortgage Obligations — 1.0%
(Cost: $6,870,805)		6,085,817
	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 06/11/24)(b)	$50	$45,006
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 07/01/24)(b)	70	66,166
7.50%, 06/01/29 (Call 07/01/24)(b)	60	49,340
7.75%, 04/15/28 (Call 07/01/24)(b)	60	51,705
7.88%, 04/01/30 (Call 10/01/26)(b)	75	74,626
9.00%, 09/15/28 (Call 09/15/25)(b)(c)	45	46,833
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	50	41,633
3.38%, 03/01/41 (Call 09/01/40)	25	18,209
4.75%, 03/30/30 (Call 12/30/29)	68	65,968
5.40%, 10/01/48 (Call 04/01/48)	25	23,156
Omnicom Group Inc., 2.60%, 08/01/31
(Call 05/01/31)	15	12,585
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	105	101,815
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 07/01/24)(b)	27	24,385
4.63%, 03/15/30 (Call 03/15/25)(b)	30	26,704
5.00%, 08/15/27 (Call 06/11/24)(b)	40	38,387
7.38%, 02/15/31 (Call 11/15/26)(b)	25	25,853
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(b)	65	59,602
		771,973
Aerospace & Defense — 0.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(Call 03/15/26)(b)	25	25,383
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	45	43,176
4.95%, 08/15/25 (Call 05/15/25)	39	38,509
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	51	46,095
5.90%, 02/01/27	51	51,597
5.95%, 02/01/37	40	40,985
6.75%, 01/15/28	25	26,082
Triumph Group Inc., 9.00%, 03/15/28
(Call 03/15/25)(b)	63	65,071
		336,898
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 06/11/24)(b)	35	34,107
6.00%, 06/15/30 (Call 06/15/25)(b)	60	58,665
		92,772
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27
(Call 08/15/24)(b)	35	33,123
Azul Secured Finance LLP, 11.93%, 08/28/28
(Call 02/28/26)(d)	200	201,466
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26
(Call 06/11/24)(b)(c)	70	64,593
JetBlue Pass Through Trust, Series 1A, Class A, 4.00%, 05/15/34	39	35,566
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/25 (Call 06/11/24)(b)	65	48,788
		383,536

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	$20	$17,405
4.25%, 03/15/29 (Call 07/01/24)(b)	20	18,259
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(b)(c)	53	51,403
9.00%, 02/15/31 (Call 02/15/26)(b)(c)	35	35,728
Kontoor Brands Inc., 4.13%, 11/15/29
(Call 11/15/24)(b)	25	22,582
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	40	32,122
4.13%, 07/15/27 (Call 04/15/27)	63	59,950
7.00%, 11/27/26	75	76,975
7.05%, 11/27/25	30	30,494
7.35%, 11/27/28 (Call 10/27/28)	75	77,670
7.70%, 11/27/30 (Call 09/27/30)	50	52,258
7.85%, 11/27/33 (Call 08/27/33)	90	94,813
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	35	33,062
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	70	63,496
2.95%, 04/23/30 (Call 01/23/30)	5	4,042
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)	30	24,988
		695,247
Auto Manufacturers — 0.0%
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	20,843
1.50%, 09/01/30 (Call 06/01/30)	75	60,970
2.60%, 09/01/50 (Call 03/01/50)	50	30,109
4.88%, 10/01/43 (Call 04/01/43)	40	36,973
5.45%, 02/20/54 (Call 08/20/53)	85	83,237
PACCAR Financial Corp., 1.10%, 05/11/26	60	55,593
Wabash National Corp., 4.50%, 10/15/28
(Call 10/15/24)(b)	25	22,569
		310,294
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	35	31,881
6.50%, 04/01/27 (Call 07/01/24)(c)	35	34,778
6.88%, 07/01/28 (Call 06/11/24)(c)	25	24,849
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	110	67,670
4.35%, 03/15/29 (Call 12/15/28)	12	11,508
4.40%, 10/01/46 (Call 04/01/46)	2	1,564
5.40%, 03/15/49 (Call 09/15/48)	25	22,224
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	60	51,747
4.15%, 05/01/52 (Call 11/01/51)	80	59,988
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	140	129,317
4.38%, 03/15/45 (Call 09/15/44)	25	20,133
Cooper-Standard Automotive Inc., 10.63%, 05/15/27
(Call 01/31/25), (10.63% PIK)(b)(e)	22	16,553
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	25	21,769
4.50%, 02/15/32 (Call 02/15/27)	21	17,808
5.38%, 11/15/27 (Call 06/11/24)	25	24,309
5.63%, 06/15/28 (Call 06/11/24)	25	24,188
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32 (Call 05/31/27)(b)	21	21,134
	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	$100	$96,205
5.00%, 07/15/29 (Call 04/15/29)	100	91,985
5.25%, 07/15/31 (Call 04/15/31)	100	90,426
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	10	8,973
3.55%, 01/15/52 (Call 07/15/51)	35	23,984
3.80%, 09/15/27 (Call 06/15/27)	20	19,082
4.25%, 05/15/29 (Call 02/15/29)	45	42,630
5.25%, 05/15/49 (Call 11/15/48)	45	40,310
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(b)	115	104,991
		1,100,006
Banks — 6.1%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28),
(1-year CMT + 1.100%)(a)(b)	50	43,760
3.32%, 03/13/37 (Call 12/13/31),
(5-year CMT + 1.900%)(a)(b)	55	44,936
4.80%, 04/18/26(b)	200	195,975
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	201,986
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	186,630
Banc of California, 3.25%, 05/01/31 (Call 05/01/26),
(3-mo. SOFR + 2.520%)(a)	20	18,475
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25),
(5-year CMT + 3.000%)(a)(d)	100	95,705
3.25%, 09/30/31 (Call 09/30/26),
(5-year CMT + 2.450%)(a)(c)(d)	100	91,644
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(d)	200	199,768
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(d)	200	193,081
Bank of China Ltd., 3.50%, 04/20/27(d)	200	191,617
Bank of Communications Co. Ltd., 3.80%,
(Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(f)	200	194,100
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	55	51,136
1.25%, 09/15/26	270	246,460
2.65%, 03/08/27	115	107,554
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	35	28,350
3.70%, 06/07/25	65	63,814
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	70	65,407
5.20%, 02/01/28 (Call 01/01/28)	135	135,213
5.27%, 12/11/26	75	74,884
5.92%, 09/25/25	210	211,194
Series H, 4.70%, 09/14/27 (Call 08/14/27)	140	137,808
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	5	4,549
1.65%, 07/14/28 (Call 05/14/28)	20	17,534
1.65%, 01/28/31 (Call 10/28/30)	85	68,594
1.80%, 07/28/31 (Call 04/28/31)	75	60,275
2.05%, 01/26/27 (Call 12/26/26)	20	18,542
2.45%, 08/17/26 (Call 05/17/26)	106	100,071
2.80%, 05/04/26 (Call 02/04/26)	95	90,899
3.00%, 10/30/28 (Call 07/30/28)	85	77,741
3.25%, 05/16/27 (Call 02/16/27)	105	100,125
3.30%, 08/23/29 (Call 05/23/29)	120	109,259
3.40%, 01/29/28 (Call 10/29/27)	158	149,368

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	$147	$140,280
3.85%, 04/28/28	132	126,903
3.95%, 11/18/25 (Call 10/18/25)	90	88,546
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(a)	115	107,398
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	150	145,665
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	55	56,747
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(a)	75	80,788
Series J, 1.90%, 01/25/29 (Call 11/25/28)	45	39,352
Bank of Nova Scotia (The)
1.05%, 03/02/26	150	139,266
1.30%, 06/11/25	65	62,266
1.30%, 09/15/26 (Call 06/15/26)	110	100,426
1.35%, 06/24/26	260	239,876
1.95%, 02/02/27	65	59,740
2.15%, 08/01/31	130	105,806
2.45%, 02/02/32	50	40,954
2.70%, 08/03/26	145	137,119
4.50%, 12/16/25	140	137,502
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(a)	110	98,630
4.75%, 02/02/26	50	49,471
4.85%, 02/01/30	10	9,798
5.65%, 02/01/34	60	60,696
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	95	87,143
4.94%, 01/26/26(b)	230	228,124
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	189,251
BPCE SA
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(a)(b)	210	198,380
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(a)(b)	250	229,474
2.28%, 01/20/32 (Call 01/20/31),
(1-day SOFR + 1.312%)(a)(b)	5	4,044
2.70%, 10/01/29(b)	80	70,172
3.25%, 01/11/28(b)	250	232,205
3.58%, 10/19/42 (Call 10/19/41),
(1-day SOFR + 1.952%)(a)(b)	55	39,483
4.88%, 04/01/26(b)	230	226,569
6.71%, 10/19/29 (Call 10/19/28),
(1-day SOFR + 2.270%)(a)(b)	250	259,870
7.00%, 10/19/34 (Call 10/19/33),
(1-day SOFR + 2.590%)(a)(b)	265	285,541
CaixaBank SA
6.21%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 2.700%)(a)(b)	220	223,557
6.84%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.770%)(a)(b)	200	211,926
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(d)	200	199,007
Comerica Bank, 5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(a)	10	8,910
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	125	114,551
Cooperatieve Rabobank UA
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(a)(b)	285	272,226
	Par
Security	(000)	Value

Banks (continued)
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(a)(b)	$260	$237,853
5.25%, 05/24/41	176	175,501
5.25%, 08/04/45	50	47,797
5.75%, 12/01/43	75	74,782
Cooperatieve Rabobank UA/New York, 5.50%,
10/05/26	285	286,670
DBS Group Holdings Ltd., 1.82%, 03/10/31
(Call 03/10/26), (5-year CMT + 1.100%)(a)(d)	200	187,040
DIB Sukuk Ltd., 2.95%, 01/16/26(d)	200	191,482
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	260	248,729
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(b)	220	203,075
1.61%, 03/30/28 (Call 03/30/27),
(1-year CMT + 0.680%)(a)(b)	20	17,936
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(b)	60	64,853
Emirates NBD Bank PJSC, 4.25%, (Call 02/27/27),
(6-year CMT + 3.155%)(a)(d)(f)	200	185,651
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26),
(5-year CMT + 4.138%)(a)(d)(f)	200	192,981
HDFC Bank Ltd., 5.20%, 02/15/27(d)	200	197,822
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	80	60,388
2.55%, 02/04/30 (Call 11/04/29)	155	131,437
5.71%, 02/02/35 (Call 02/02/34),
(1-day SOFR + 1.870%)(a)	60	58,914
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	200	198,029
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(d)	200	189,538
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	220	205,275
3.95%, 03/29/27	280	269,969
4.55%, 10/02/28	200	194,500
5.34%, 03/19/30 (Call 03/19/29),
(1-day SOFR + 1.440%)(a)	210	208,391
5.55%, 03/19/35 (Call 03/19/34),
(1-day SOFR + 1.770%)(a)	5	4,949
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(a)	200	206,254
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	200	188,568
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(b)	45	37,969
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(b)	50	37,557
5.71%, 01/15/26(b)	90	89,111
7.78%, 06/20/54 (Call 06/20/53),
(1-year CMT + 3.900%)(a)(b)	200	213,598
8.25%, 11/21/33 (Call 11/21/32),
(1-year CMT + 4.400%)(a)(b)	200	222,126
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31
(Call 10/02/26), (5-year CMT + 1.700%)(a)(d)	200	186,076
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	5	4,584
KeyCorp
2.25%, 04/06/27	166	150,209
2.55%, 10/01/29	114	96,190

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.10%, 04/30/28	$90	$84,563
4.15%, 10/29/25	165	161,008
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	75	68,133
6.40%, 03/06/35 (Call 03/06/34),
(1-day SOFR + 2.420%)(a)	55	55,353
Kookmin Bank, 4.50%, 02/01/29(d)	200	190,372
Korea Development Bank (The), 2.00%, 10/25/31	200	162,339
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	215	186,940
4.88%, 03/09/26(d)	30	29,846
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	165	153,232
0.88%, 09/03/30	10	7,970
1.75%, 07/27/26	150	140,401
1.75%, 01/14/27(d)	160	147,920
2.38%, 06/10/25	120	116,535
3.00%, 05/21/29(d)	50	46,349
3.88%, 06/14/28	15	14,554
4.13%, 02/06/31(d)	100	97,019
5.00%, 10/24/33	70	71,836
Series 37, 2.50%, 11/15/27	130	120,742
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)	10	9,547
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	50	46,001
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31),
(5-year CMT + 1.700%)(a)(b)	130	107,842
3.62%, 06/03/30(b)	80	70,912
4.88%, 06/10/25(b)	35	34,620
5.21%, 06/15/26(b)	190	189,441
Manufacturers & Traders Trust Co., 4.70%, 01/27/28
(Call 12/27/27)	250	239,985
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(a)	200	184,135
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(a)	5	4,058
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)	220	177,746
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)	220	187,136
3.66%, 02/28/27	15	14,367
4.02%, 03/05/28	285	273,103
5.38%, 05/26/30 (Call 05/26/29),
(1-year CMT + 1.120%)(a)	210	209,154
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	200	201,786
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	95	96,307
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	260	242,361
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	259	238,381
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)	279	258,874
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	190	151,308
	Par
Security	(000)	Value

Banks (continued)
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	$160	$127,725
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	245	198,647
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	140	130,038
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	190	149,736
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	156	128,180
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	310	269,678
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)	135	84,837
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	170	143,256
3.13%, 07/27/26	150	143,301
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)	175	130,478
3.59%, 07/22/28 (Call 07/22/27)(a)	214	202,805
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	220	200,852
3.63%, 01/20/27	295	283,698
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	240	227,434
3.88%, 01/27/26	170	165,927
3.95%, 04/23/27	215	207,447
3.97%, 07/22/38 (Call 07/22/37)(a)	90	75,939
4.00%, 07/23/25	175	172,192
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	110	106,615
4.30%, 01/27/45	170	145,787
4.35%, 09/08/26	105	102,640
4.38%, 01/22/47	150	128,976
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	225	216,630
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	170	168,122
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	120	114,989
5.00%, 11/24/25	175	173,609
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	120	119,187
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(a)	400	397,196
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	202	197,541
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	165	157,472
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	170	168,260
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(a)	175	173,780
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	155	156,759
5.83%, 04/19/35 (Call 04/19/34),
(1-day SOFR +1.580%)(a)	250	255,011
5.94%, 02/07/39 (Call 02/07/34),
(5-year CMT + 1.800%)(a)	70	69,223
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	50	49,643

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
6.25%, 08/09/26	$55	$56,026
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	200	211,470
6.38%, 07/24/42	138	153,105
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(a)	120	129,112
7.25%, 04/01/32	96	108,537
National Bank of Canada, 5.60%, 12/18/28	55	55,434
National Securities Clearing Corp., 5.10%, 11/21/27
(Call 10/21/27)(b)	10	10,001
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(a)(d)	200	182,428
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	10	9,543
Nordea Bank Abp
0.75%, 08/28/25(b)	290	273,998
1.50%, 09/30/26(b)	135	123,559
4.63%, 09/13/33 (Call 09/13/28),
(5-year USD Swap + 1.690%)(a)(b)	110	103,732
Norinchukin Bank (The), 2.08%, 09/22/31(b)	55	43,609
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	105	88,477
3.15%, 05/03/29 (Call 02/03/29)	60	55,172
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	42	39,436
3.65%, 08/03/28 (Call 05/03/28)	95	90,554
3.95%, 10/30/25	75	73,556
4.00%, 05/10/27 (Call 04/10/27)	73	71,017
6.13%, 11/02/32 (Call 08/02/32)(c)	5	5,188
NRW Bank
0.88%, 03/09/26(d)	85	78,975
3.88%, 05/26/26(d)	20	19,545
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	240	225,723
0.50%, 02/02/26	60	55,650
3.63%, 09/09/27	5	4,826
4.13%, 01/20/26	20	19,701
4.13%, 01/18/29	120	117,392
4.25%, 03/01/28	35	34,390
4.63%, 11/03/25	50	49,625
5.00%, 10/23/26	30	30,072
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(a)(b)	178	169,436
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	70	63,997
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	135	111,217
2.55%, 01/22/30 (Call 10/24/29)	265	230,167
2.60%, 07/23/26 (Call 05/23/26)	185	175,137
3.15%, 05/19/27 (Call 04/19/27)	75	71,065
3.45%, 04/23/29 (Call 01/23/29)	226	208,622
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	45	41,665
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	200	197,502
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)	180	172,827
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)	165	165,963
	Par
Security	(000)	Value

Banks (continued)
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(a)	$110	$109,973
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	20	20,359
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	100	102,639
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	140	151,626
QNB Finance Ltd., 6.54%, 04/02/29,
(1-day SOFR + 1.200%)(a)	200	200,908
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	60	51,675
7.38%, 12/10/37	51	56,041
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(d)	200	193,514
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	197,000
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(b)	220	207,925
1.20%, 09/09/26(b)	25	22,756
State Street Corp.
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	100	92,608
2.20%, 03/03/31	145	120,241
2.40%, 01/24/30	95	83,187
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	25	20,794
2.65%, 05/19/26	75	71,480
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	45	39,409
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(a)	5	4,492
3.55%, 08/18/25	119	116,777
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	85	81,556
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	10	9,445
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)	50	48,082
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	140	137,653
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	245	234,553
1.71%, 01/12/31	125	99,587
1.90%, 09/17/28	225	196,129
2.13%, 07/08/30	95	79,032
2.14%, 09/23/30	112	92,495
2.63%, 07/14/26	75	70,933
2.93%, 09/17/41	200	145,979
3.01%, 10/19/26	145	137,335
3.20%, 09/17/29	120	108,096
3.35%, 10/18/27	113	106,295
3.36%, 07/12/27	140	132,509
3.45%, 01/11/27	55	52,615
3.54%, 01/17/28	40	37,776
3.78%, 03/09/26	175	170,312
3.94%, 07/19/28	20	19,080
4.31%, 10/16/28(c)	45	43,731
5.71%, 01/13/30	205	208,393
5.77%, 01/13/33	200	205,137
5.81%, 09/14/33	35	36,140
5.88%, 07/13/26	280	282,684
6.18%, 07/13/43	10	10,908

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	$15	$13,701
5.50%, 03/09/28(b)	10	10,099
5.55%, 09/14/28(b)	220	222,548
5.65%, 03/09/26(b)	230	230,751
Svenska Handelsbanken AB, 1.42%, 06/11/27
(Call 06/11/26), (1-year CMT + 0.630%)(a)(b)	275	252,599
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	80	76,691
4.05%, 11/03/25 (Call 09/03/25)	15	14,723
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	75	65,921
1.20%, 08/05/25 (Call 07/03/25)	115	109,278
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	215	199,450
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	95	82,610
1.95%, 06/05/30 (Call 03/05/30)	70	57,423
3.70%, 06/05/25 (Call 05/05/25)	210	205,945
3.88%, 03/19/29 (Call 02/16/29)	45	41,792
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	150	144,110
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	80	73,785
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	100	95,189
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(a)	85	84,496
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(a)	95	94,435
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	230	230,846
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(a)	160	169,462
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	35	28,001
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	125	115,004
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	160	125,058
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	80	65,552
3.00%, 07/30/29 (Call 04/30/29)	70	62,144
3.10%, 04/27/26 (Call 03/27/26)	80	76,685
3.95%, 11/17/25 (Call 10/17/25)	10	9,795
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)	150	146,123
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	195	183,574
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	55	51,363
5.68%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.860%)(a)	120	119,798
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	75	75,812
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	120	120,885
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	110	111,231
Series V, 2.38%, 07/22/26 (Call 06/22/26)	245	230,879
Series X, 3.15%, 04/27/27 (Call 03/27/27)	175	166,200
	Par
Security	(000)	Value

Banks (continued)
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	$45	$41,857
3.86%, 10/07/32 (Call 10/07/27),
(5-year CMT + 1.450%)(a)(b)	5	4,743
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(a)(c)	20	15,221
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	70	64,304
Western Alliance Bancorp, 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	35	31,391
Woori Bank, 0.75%, 02/01/26(d)	200	185,215
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34
(Call 01/17/29), (5-year CMT + 5.278%)(a)(d)	200	206,297
		38,136,002
Beverages — 0.1%
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32
(Call 06/01/32)	160	122,718
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(b)	5	3,962
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	25	20,701
2.55%, 09/15/26 (Call 06/15/26)	65	61,155
3.20%, 05/01/30 (Call 02/01/30)	80	71,796
3.35%, 03/15/51 (Call 09/15/50)	45	30,577
3.43%, 06/15/27 (Call 03/15/27)	40	37,987
3.80%, 05/01/50 (Call 11/01/49)	50	37,306
3.95%, 04/15/29 (Call 02/15/29)	60	56,787
4.05%, 04/15/32 (Call 01/15/32)	55	50,752
4.42%, 12/15/46 (Call 06/15/46)	35	29,315
4.50%, 11/15/45 (Call 05/15/45)	45	38,251
4.50%, 04/15/52 (Call 10/15/51)	70	58,357
4.60%, 05/25/28 (Call 02/25/28)	10	9,787
5.05%, 03/15/29 (Call 02/15/29)	50	49,663
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 07/01/24)(b)	45	41,374
		720,488
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	60	52,187
2.00%, 01/15/32 (Call 10/15/31)	185	147,826
2.20%, 02/21/27 (Call 12/21/26)	163	150,692
2.30%, 02/25/31 (Call 11/25/30)	86	71,909
2.45%, 02/21/30 (Call 11/21/29)	125	108,251
2.60%, 08/19/26 (Call 05/19/26)	102	96,468
2.77%, 09/01/53 (Call 03/01/53)	65	38,772
2.80%, 08/15/41 (Call 02/15/41)	65	45,735
3.00%, 02/22/29 (Call 12/22/28)	85	77,846
3.00%, 01/15/52 (Call 07/15/51)(c)	30	19,516
3.15%, 02/21/40 (Call 08/21/39)	117	87,393
3.20%, 11/02/27 (Call 08/02/27)	70	65,739
3.35%, 02/22/32 (Call 11/22/31)	30	26,425
3.38%, 02/21/50 (Call 08/21/49)	125	87,835
4.05%, 08/18/29 (Call 06/18/29)	105	99,839
4.20%, 02/22/52 (Call 08/22/51)	65	51,528
4.40%, 05/01/45 (Call 11/01/44)	120	101,136
4.40%, 02/22/62 (Call 08/22/61)	65	51,497
4.56%, 06/15/48 (Call 12/15/47)	85	71,880
4.66%, 06/15/51 (Call 12/15/50)	250	213,796
4.88%, 03/01/53 (Call 09/01/52)	50	44,008
4.95%, 10/01/41	10	9,245
5.15%, 03/02/28 (Call 02/02/28)	220	219,456

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology (continued)
5.15%, 11/15/41 (Call 05/15/41)	$52	$48,820
5.25%, 03/02/30 (Call 01/02/30)	100	100,280
5.25%, 03/02/33 (Call 12/02/32)	300	297,726
5.60%, 03/02/43 (Call 09/02/42)	155	153,475
5.65%, 03/02/53 (Call 09/02/52)	240	236,730
5.75%, 03/02/63 (Call 09/02/62)	185	181,883
6.38%, 06/01/37	35	37,258
6.40%, 02/01/39	35	37,447
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	139	117,102
3.15%, 05/01/50 (Call 11/01/49)	115	74,371
3.25%, 02/15/51 (Call 08/15/50)	50	33,165
4.05%, 09/15/25 (Call 06/15/25)	55	54,037
5.20%, 09/15/45 (Call 03/15/45)	50	45,712
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	35	33,217
4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,709
4.63%, 04/27/42 (Call 10/27/41)(b)	10	8,903
4.75%, 04/27/52 (Call 10/27/51)(b)	100	87,742
5.11%, 04/03/34 (Call 01/03/34)(b)	30	29,386
5.42%, 04/03/54 (Call 10/03/53)(b)	50	48,220
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	85	69,499
5.75%, 12/13/27 (Call 11/13/27)	15	15,085
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	80	65,155
2.80%, 09/15/50 (Call 03/15/50)	71	43,341
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	60	53,526
2.20%, 09/02/30 (Call 06/02/30)	20	16,528
3.35%, 09/02/51 (Call 03/02/51)	110	70,064
3.55%, 09/02/50 (Call 03/02/50)	55	36,836
		3,953,196
Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(b)	25	23,094
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	75	65,516
5.00%, 03/01/30 (Call 03/01/25)(b)	30	28,271
6.38%, 06/15/32 (Call 06/15/27)(b)	40	39,876
6.38%, 03/01/34 (Call 03/01/29)(b)	55	53,924
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 08/01/24)(b)	40	39,612
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 07/01/24)(b)	20	16,267
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	70	66,955
4.40%, 05/09/47 (Call 11/09/46)(b)	10	8,174
4.50%, 04/04/48 (Call 10/04/47)(b)	16	13,326
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	50	45,582
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	82	73,844
4.00%, 06/15/25 (Call 03/15/25)	50	49,103
5.88%, 06/01/33 (Call 03/01/33)	40	40,276
Griffon Corp., 5.75%, 03/01/28 (Call 07/01/24)	55	53,191
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 07/01/24)(b)	25	23,944
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 07/01/24)(b)(c)	12	11,764
4.88%, 12/15/27 (Call 07/01/24)(b)	25	23,438
Knife River Corp., 7.75%, 05/01/31 (Call 05/01/26)(b)	30	31,254
	Par
Security	(000)	Value

Building Materials (continued)
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	$105	$99,841
1.70%, 08/01/27 (Call 06/01/27)	72	64,389
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 07/01/24)(b)	25	22,509
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	47	38,801
3.20%, 07/15/51 (Call 01/15/51)	65	43,829
3.45%, 06/01/27 (Call 03/01/27)	25	23,791
3.50%, 12/15/27 (Call 09/15/27)	70	66,177
4.25%, 12/15/47 (Call 06/15/47)	40	32,583
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	52	44,835
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	75	61,017
2.00%, 02/15/31 (Call 11/15/30)	20	16,244
3.13%, 02/15/51 (Call 08/15/50)	15	9,686
3.50%, 11/15/27 (Call 08/15/27)	35	32,981
4.50%, 05/15/47 (Call 11/15/46)	40	33,004
Mohawk Industries Inc., 5.85%, 09/18/28
(Call 08/18/28)	10	10,181
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	99	94,725
3.50%, 02/15/30 (Call 08/15/29)(b)	25	22,633
3.88%, 06/01/30 (Call 03/01/30)	60	55,781
3.95%, 08/15/29 (Call 05/15/29)	5	4,699
4.30%, 07/15/47 (Call 01/15/47)	45	36,620
4.40%, 01/30/48 (Call 07/30/47)	25	20,290
7.00%, 12/01/36	25	27,701
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29 (Call 06/11/24)(b)	46	44,349
6.50%, 03/15/27 (Call 06/11/24)(b)	20	20,006
7.25%, 01/15/31 (Call 01/15/27)(b)	40	41,265
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	70	67,774
3.80%, 03/21/29 (Call 12/21/28)	68	64,385
4.50%, 03/21/49 (Call 09/21/48)	24	20,342
4.65%, 11/01/44 (Call 05/01/44)	25	22,127
5.25%, 03/03/33 (Call 12/03/32)	40	40,072
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	42	39,921
4.30%, 02/21/48 (Call 08/21/47)	22	18,136
5.75%, 06/15/43	20	20,265
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	85	77,145
4.50%, 06/15/47 (Call 12/15/46)	27	22,713
4.70%, 03/01/48 (Call 09/01/47)	45	39,066
		2,107,294
Chemicals — 0.7%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	5	4,394
2.50%, 09/27/26 (Call 06/27/26)(b)	15	14,151
3.50%, 09/27/46 (Call 03/27/46)(b)	20	15,068
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	40	38,061
1.85%, 05/15/27 (Call 03/15/27)	48	44,008
2.05%, 05/15/30 (Call 02/15/30)	64	54,415
2.70%, 05/15/40 (Call 11/15/39)	60	42,759
2.80%, 05/15/50 (Call 11/15/49)	60	38,353
4.60%, 02/08/29 (Call 01/08/29)	10	9,869
4.75%, 02/08/31 (Call 12/08/30)	5	4,931

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
4.85%, 02/08/34 (Call 11/08/33)	$100	$97,509
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(b)	25	21,018
6.88%, 05/15/43 (Call 02/15/43)	15	15,309
Avient Corp.
5.75%, 05/15/25 (Call 07/01/24)(b)	35	34,814
7.13%, 08/01/30 (Call 08/01/25)(b)	45	45,788
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(b)	30	31,073
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 07/01/24)(b)	40	35,642
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27
(Call 07/05/24)(b)	30	28,950
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	36,540
6.17%, 07/15/27 (Call 06/15/27)	175	177,390
6.35%, 11/15/28 (Call 10/15/28)	100	102,662
6.38%, 07/15/32 (Call 04/15/32)	95	97,676
6.55%, 11/15/30 (Call 09/15/30)	5	5,222
6.70%, 11/15/33 (Call 08/15/33)	80	84,143
CF Industries Inc.
4.95%, 06/01/43	45	39,608
5.15%, 03/15/34	60	57,356
5.38%, 03/15/44	50	46,069
Element Solutions Inc., 3.88%, 09/01/28
(Call 07/01/24)(b)	45	40,948
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	10	8,986
4.50%, 10/01/49 (Call 04/01/49)	50	38,555
5.65%, 05/18/33 (Call 02/18/33)	50	49,167
6.38%, 05/18/53 (Call 11/18/52)	25	24,939
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	20	19,322
4.25%, 10/15/28 (Call 07/01/24)	15	14,069
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	94,200
1.83%, 10/15/27 (Call 08/15/27)(b)	115	101,942
2.30%, 11/01/30 (Call 08/01/30)(b)	50	41,402
3.27%, 11/15/40 (Call 05/15/40)(b)	35	24,797
3.47%, 12/01/50 (Call 06/01/50)(b)	60	39,243
4.38%, 06/01/47 (Call 12/01/46)	45	34,563
4.45%, 09/26/28 (Call 06/26/28)	25	23,991
5.00%, 09/26/48 (Call 03/26/48)	55	46,736
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	34	27,216
2.00%, 08/10/50 (Call 02/10/50)	45	24,158
3.20%, 01/30/26 (Call 10/30/25)	100	96,799
3.55%, 11/07/42 (Call 05/07/42)	30	23,797
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	40	38,621
5.25%, 12/15/29 (Call 09/15/29)	40	38,257
5.65%, 12/01/44 (Call 06/01/44)	20	17,443
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	57,601
4.88%, 11/15/41 (Call 05/15/41)	10	8,751
5.38%, 11/15/28 (Call 10/15/28)	25	24,992
5.45%, 11/15/33 (Call 05/15/33)	25	24,683
5.63%, 11/15/43 (Call 05/15/43)	45	42,738
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	94	82,980
	Par
Security	(000)	Value

Chemicals (continued)
3.95%, 05/13/50 (Call 11/13/49)	$60	$45,127
4.00%, 12/15/26 (Call 09/15/26)	30	29,022
4.13%, 03/15/35 (Call 09/15/34)	25	22,224
4.20%, 04/01/29 (Call 01/01/29)	80	76,623
4.90%, 06/01/43 (Call 12/01/42)	30	26,665
5.00%, 04/01/49 (Call 10/01/48)	51	45,156
5.25%, 01/15/45 (Call 07/15/44)	35	32,267
5.63%, 12/01/40	25	24,196
5.80%, 03/27/53 (Call 09/27/52)	30	29,811
5.88%, 12/01/36	35	35,751
OCI NV, 4.63%, 10/15/25 (Call 07/01/24)(b)	100	98,660
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31
(Call 02/11/31)(d)	200	163,523
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	37,144
2.55%, 06/15/30 (Call 03/15/30)	75	64,684
3.75%, 03/15/28 (Call 12/15/27)	134	127,896
Rain Carbon Inc., 12.25%, 09/01/29
(Call 03/01/26)(b)(c)	25	26,653
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 06/17/24)(b)	30	27,141
RPM International Inc., 4.25%, 01/15/48
(Call 07/15/47)	35	28,814
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	194,211
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	20,183
2.30%, 05/15/30 (Call 02/15/30)	80	68,149
2.90%, 03/15/52 (Call 09/15/51)	25	15,627
2.95%, 08/15/29 (Call 05/15/29)	115	103,038
3.30%, 05/15/50 (Call 11/15/49)	40	27,434
3.45%, 08/01/25 (Call 05/01/25)	35	34,147
3.45%, 06/01/27 (Call 03/01/27)	149	141,898
3.80%, 08/15/49 (Call 02/15/49)	40	30,098
3.95%, 01/15/26 (Call 10/15/25)	20	19,563
4.50%, 06/01/47 (Call 12/01/46)	75	63,597
4.55%, 08/01/45 (Call 02/01/45)	21	17,806
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(d)	200	189,772
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 07/01/24)(b)	25	10,524
Tronox Inc., 4.63%, 03/15/29 (Call 07/01/24)(b)	65	59,046
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	15	10,108
3.38%, 08/15/61 (Call 02/15/61)	25	15,114
4.38%, 11/15/47 (Call 05/15/47)	90	72,485
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	85	73,785
3.80%, 06/06/26 (Call 03/06/26)(b)	25	24,085
4.75%, 06/01/28 (Call 03/01/28)(b)	82	79,097
7.38%, 11/14/32 (Call 08/14/32)(d)	100	108,543
		4,653,341
Commercial Services — 1.1%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	55	49,968
4.88%, 07/15/32(b)	40	36,162
Alta Equipment Group Inc., 9.00%, 06/01/29
(Call 06/01/26)(b)	50	48,360
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 06/11/24)(b)	20	17,727
4.63%, 10/01/27 (Call 07/01/24)(b)	35	33,114

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
APi Group DE Inc.
4.13%, 07/15/29 (Call 07/15/24)(b)	$21	$18,829
4.75%, 10/15/29 (Call 10/15/24)(b)	20	18,342
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	50	47,497
6.75%, 02/15/27 (Call 07/01/24)(b)	35	34,840
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	30	27,312
2.45%, 08/12/31 (Call 05/12/31)(b)	40	32,234
4.00%, 05/01/28 (Call 06/11/24)(b)	30	28,140
5.80%, 04/15/34 (Call 01/15/34)(b)	5	4,969
5.95%, 10/15/33 (Call 07/15/33)(b)	200	200,341
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	151	121,150
1.70%, 05/15/28 (Call 03/15/28)	82	72,827
3.38%, 09/15/25 (Call 06/15/25)	90	88,137
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 06/11/24)(b)(c)	30	27,272
5.38%, 03/01/29 (Call 07/01/24)(b)(c)	35	31,988
5.75%, 07/15/27 (Call 06/11/24)(b)	25	23,957
5.75%, 07/15/27 (Call 07/01/24)(b)	25	23,942
8.00%, 02/15/31 (Call 11/15/26)(b)(c)	30	29,651
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	35	31,136
3.88%, 08/15/30 (Call 05/15/30)	30	27,217
5.25%, 10/01/25 (Call 07/01/25)	40	39,675
Carriage Services Inc., 4.25%, 05/15/29
(Call 07/01/24)(b)	30	26,610
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	150	144,958
4.00%, 05/01/32 (Call 02/01/32)	10	9,313
Deluxe Corp., 8.00%, 06/01/29 (Call 07/01/24)(b)	30	27,994
Element Fleet Management Corp., 3.85%, 06/15/25
(Call 05/15/25)(b)	52	50,951
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	135	128,872
3.80%, 11/01/25 (Call 08/01/25)(b)	87	84,949
4.20%, 11/01/46 (Call 05/01/46)(b)	47	38,246
4.50%, 02/15/45 (Call 08/15/44)(b)	65	56,111
4.90%, 05/01/33 (Call 02/01/33)(b)	55	53,214
5.00%, 02/15/29 (Call 01/15/29)(b)	50	49,661
5.20%, 10/30/34 (Call 07/30/34)(b)	120	117,899
5.40%, 05/01/53 (Call 11/01/52)(b)	60	57,775
5.63%, 03/15/42(b)	30	29,905
6.70%, 06/01/34(b)	30	32,765
7.00%, 10/15/37(b)	40	44,774
Gartner Inc.
3.63%, 06/15/29 (Call 07/01/24)(b)	45	40,629
3.75%, 10/01/30 (Call 10/01/25)(b)	60	52,849
4.50%, 07/01/28 (Call 07/01/24)(b)	55	52,373
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	80	74,232
2.15%, 01/15/27 (Call 12/15/26)	85	78,386
2.90%, 05/15/30 (Call 02/15/30)	70	60,579
2.90%, 11/15/31 (Call 08/15/31)	65	54,160
3.20%, 08/15/29 (Call 05/15/29)	110	98,223
4.80%, 04/01/26 (Call 01/01/26)	45	44,347
5.40%, 08/15/32 (Call 05/15/32)	50	49,057
5.95%, 08/15/52 (Call 02/15/52)	80	77,357
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	80	73,427
	Par
Security	(000)	Value

Commercial Services (continued)
2.65%, 07/15/31 (Call 04/15/31)	$45	$36,101
6.25%, 05/06/29 (Call 04/06/29)	40	40,557
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/01/24)(b)	71	69,218
Hertz Corp. (The)
4.63%, 12/01/26 (Call 07/01/24)(b)	30	23,295
5.00%, 12/01/29 (Call 12/01/24)(b)(c)	60	39,586
Korn Ferry, 4.63%, 12/15/27 (Call 07/01/24)(b)	30	28,537
Matthews International Corp., 5.25%, 12/01/25
(Call 07/01/24)(b)	21	20,845
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(b)	30	30,457
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(c)	45	36,335
3.10%, 11/29/61 (Call 05/29/61)	25	15,290
3.25%, 01/15/28 (Call 10/15/27)	12	11,352
3.25%, 05/20/50 (Call 11/20/49)	30	20,441
3.75%, 02/25/52 (Call 08/25/51)	25	18,683
4.25%, 02/01/29 (Call 11/01/28)	62	60,009
4.88%, 12/17/48 (Call 06/17/48)	34	30,588
5.25%, 07/15/44	45	42,942
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	79	76,095
2.30%, 06/01/30 (Call 03/01/30)	80	68,490
2.65%, 10/01/26 (Call 08/01/26)	105	99,204
2.85%, 10/01/29 (Call 07/01/29)	124	111,281
3.25%, 06/01/50 (Call 12/01/49)	82	55,744
4.40%, 06/01/32 (Call 03/01/32)	60	57,053
5.05%, 06/01/52 (Call 12/01/51)	45	41,296
5.25%, 06/01/62 (Call 12/01/61)	45	41,153
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	60	55,074
5.75%, 04/15/26(b)	80	79,453
6.25%, 01/15/28 (Call 07/01/24)(b)	100	98,097
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	90	72,720
2.90%, 10/01/30 (Call 07/01/30)	51	44,487
3.05%, 10/01/41 (Call 04/01/41)	40	28,093
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	120	106,725
4.00%, 03/18/29 (Call 12/18/28)	65	62,030
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	23,628
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	44	35,292
2.30%, 08/15/60 (Call 02/15/60)	50	25,726
2.45%, 03/01/27 (Call 02/01/27)	75	69,872
2.50%, 12/01/29 (Call 09/01/29)	25	21,931
2.70%, 03/01/29 (Call 01/01/29)	105	94,606
2.90%, 03/01/32 (Call 12/01/31)	70	60,170
2.95%, 01/22/27 (Call 10/22/26)	27	25,568
3.25%, 12/01/49 (Call 06/01/49)	55	38,642
3.70%, 03/01/52 (Call 09/01/51)	55	41,532
3.90%, 03/01/62 (Call 09/01/61)	30	22,309
4.25%, 05/01/29 (Call 02/01/29)	100	96,633
4.75%, 08/01/28 (Call 05/01/28)	70	69,321
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	45	38,630
4.00%, 05/15/31 (Call 05/15/26)	45	39,320
4.63%, 12/15/27 (Call 07/01/24)	30	28,679
5.13%, 06/01/29 (Call 07/01/24)	45	43,358
7.50%, 04/01/27	15	15,440

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	$165	$153,180
2.72%, 04/16/31 (Call 01/16/31)(b)	10	8,433
Sotheby’s, 7.38%, 10/15/27 (Call 06/11/24)(b)	45	39,151
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 07/01/24)(b)	20	15,696
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	47	39,001
3.38%, 03/22/27 (Call 12/22/26)(b)	55	51,997
4.13%, 02/02/26 (Call 11/02/25)(b)	47	45,805
TriNet Group Inc.
3.50%, 03/01/29 (Call 07/01/24)(b)	30	26,478
7.13%, 08/15/31 (Call 08/15/26)(b)	25	25,239
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	57	52,830
3.15%, 06/15/31 (Call 03/15/31)(b)	55	45,421
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	35	28,313
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	45	38,484
3.88%, 11/15/27 (Call 06/11/24)	46	43,272
3.88%, 02/15/31 (Call 08/15/25)	70	61,575
4.00%, 07/15/30 (Call 07/15/25)	40	35,837
4.88%, 01/15/28 (Call 06/11/24)	95	91,489
5.25%, 01/15/30 (Call 01/15/25)	45	43,201
5.50%, 05/15/27 (Call 07/01/24)	34	33,580
6.13%, 03/15/34 (Call 03/15/29)(b)	110	107,890
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(b)	30	25,348
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	40	28,248
4.00%, 06/15/25 (Call 03/15/25)	80	78,582
4.13%, 03/15/29 (Call 12/15/28)	55	52,423
5.50%, 06/15/45 (Call 12/15/44)	17	16,359
5.75%, 04/01/33 (Call 01/01/33)	5	5,104
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 07/01/24)(b)	30	28,068
6.13%, 06/15/25 (Call 06/17/24)(b)	33	32,922
7.38%, 10/01/31 (Call 10/01/26)(b)	30	30,784
WW International Inc., 4.50%, 04/15/29
(Call 07/01/24)(b)	30	12,587
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	30	26,018
		6,559,606
Computers — 0.3%
ASGN Inc., 4.63%, 05/15/28 (Call 07/01/24)(b)	35	32,920
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 07/01/24)(b)	55	51,605
4.00%, 07/01/29 (Call 07/01/24)(b)	35	32,641
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	80	73,180
2.30%, 09/14/31 (Call 06/14/31)	50	39,527
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)	20	14,808
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 06/11/24)	40	35,501
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	40	36,466
2.38%, 09/15/28 (Call 07/15/28)	55	47,063
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	42	38,729
2.20%, 03/15/31 (Call 12/15/30)	42	34,412
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	110	102,981
	Par
Security	(000)	Value

Computers (continued)
4.90%, 10/15/25 (Call 07/15/25)	$104	$103,265
6.20%, 10/15/35 (Call 04/15/35)	50	52,786
6.35%, 10/15/45 (Call 04/15/45)	65	68,917
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	40	36,854
4.10%, 10/15/41 (Call 04/15/41)	35	26,880
NCR Voyix Corp.
5.00%, 10/01/28 (Call 07/01/24)(b)	35	32,753
5.13%, 04/15/29 (Call 07/01/24)(b)	70	65,056
5.25%, 10/01/30 (Call 10/01/25)(b)	27	24,506
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	61	58,625
2.70%, 06/22/30 (Call 03/22/30)	77	66,463
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	30	27,443
4.13%, 01/15/31 (Call 10/15/30)	15	13,105
4.88%, 06/01/27 (Call 03/01/27)	30	29,092
5.75%, 12/01/34 (Call 06/01/34)	30	28,439
8.25%, 12/15/29 (Call 07/15/26)(b)	30	32,124
8.50%, 07/15/31 (Call 07/15/26)(b)	30	32,010
9.63%, 12/01/32 (Call 12/01/27)	46	52,344
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	57	48,091
Unisys Corp., 6.88%, 11/01/27 (Call 07/01/24)(b)	30	26,207
Virtusa Corp., 7.13%, 12/15/28 (Call 07/01/24)(b)	21	19,098
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	55	47,442
3.10%, 02/01/32 (Call 11/01/31)	50	40,585
4.75%, 02/15/26 (Call 11/15/25)	130	127,173
		1,599,091
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 06/11/24)(b)	30	27,367
5.50%, 06/01/28 (Call 07/01/24)(b)	45	43,803
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	25	20,435
2.38%, 12/01/29 (Call 09/01/29)	64	55,804
2.60%, 04/15/30 (Call 01/15/30)	95	82,925
3.13%, 12/01/49 (Call 06/01/49)	25	16,651
3.15%, 03/15/27 (Call 12/15/26)	68	64,828
4.15%, 03/15/47 (Call 09/15/46)	35	28,403
4.38%, 06/15/45 (Call 12/15/44)	45	38,239
5.00%, 02/14/34 (Call 11/14/33)	50	48,813
5.15%, 05/15/53 (Call 11/15/52)	40	37,694
6.00%, 05/15/37	15	15,769
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	70	68,867
5.05%, 03/22/28 (Call 02/22/28)	210	210,586
5.05%, 03/22/53 (Call 09/22/52)	210	197,150
5.20%, 03/22/63 (Call 09/22/62)	40	37,589
		994,923
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	30	26,735
4.50%, 10/24/28 (Call 07/24/28)(b)	50	48,495
4.65%, 04/20/32 (Call 01/20/32)(b)	55	51,809
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 07/01/24)(b)	75	67,144
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	50	50,486
6.25%, 06/15/33 (Call 03/15/33)	40	41,114

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Distribution & Wholesale (continued)
Openlane Inc., 5.13%, 06/01/25 (Call 07/01/24)(b)	$12	$11,847
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(b)	20	17,788
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(b)	30	30,335
7.75%, 03/15/31 (Call 03/15/26)(b)	50	52,262
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	55	42,717
4.20%, 05/15/47 (Call 11/15/46)	35	29,101
4.60%, 06/15/45 (Call 12/15/44)	42	37,560
		507,393
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	150	139,559
3.00%, 10/29/28 (Call 08/29/28)	175	158,089
3.30%, 01/30/32 (Call 10/30/31)	370	315,159
3.40%, 10/29/33 (Call 07/29/33)	175	145,676
3.65%, 07/21/27 (Call 04/21/27)	150	141,800
3.85%, 10/29/41 (Call 04/29/41)	150	116,905
3.88%, 01/23/28 (Call 10/23/27)	175	164,981
4.45%, 10/01/25 (Call 08/01/25)	210	206,789
5.10%, 01/19/29 (Call 12/19/28)	150	147,836
5.75%, 06/06/28 (Call 05/06/28)	150	151,215
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	55	48,671
3.50%, 08/01/25	35	34,154
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	120	110,807
2.10%, 09/01/28 (Call 07/01/28)	45	39,316
2.88%, 01/15/26 (Call 12/15/25)	150	143,396
2.88%, 01/15/32 (Call 10/15/31)	65	54,245
3.00%, 02/01/30 (Call 11/01/29)	70	61,664
3.13%, 12/01/30 (Call 09/01/30)	45	39,139
3.38%, 07/01/25 (Call 06/01/25)	80	78,038
3.75%, 06/01/26 (Call 04/01/26)	40	38,575
4.63%, 10/01/28 (Call 07/01/28)	50	48,365
5.10%, 03/01/29 (Call 02/01/29)	5	4,931
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	70	62,993
6.50%, 07/18/28 (Call 06/18/28)(b)	20	20,349
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	65	56,079
4.75%, 06/09/27 (Call 05/09/27)	40	38,834
5.75%, 11/20/25 (Call 10/21/25)	60	59,710
6.70%, 02/14/33 (Call 11/16/32)	30	30,004
6.85%, 01/03/30 (Call 01/03/29),
(1-day SOFR + 2.282%)(a)	10	10,263
8.00%, 11/01/31	240	262,846
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	95	87,150
2.55%, 03/04/27 (Call 02/01/27)	175	163,072
3.13%, 05/20/26 (Call 04/20/26)	125	119,927
3.30%, 05/03/27 (Call 04/03/27)	154	146,409
4.05%, 05/03/29 (Call 03/03/29)	150	143,801
4.05%, 12/03/42	160	134,456
4.20%, 11/06/25 (Call 10/06/25)	155	152,632
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	135	126,940
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	65	62,477
	Par
Security	(000)	Value

Diversified Financial Services (continued)
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	$110	$107,524
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	175	174,862
5.65%, 04/23/27 (Call 04/23/26),
(1-day SOFR +0.750%)(a)	150	150,552
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	30	28,703
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	90	85,382
4.50%, 05/13/32 (Call 02/13/32)	50	47,820
5.15%, 05/15/33 (Call 02/15/33)	50	49,836
5.70%, 12/15/28 (Call 11/15/28)	35	35,758
Apollo Global Management Inc.
5.80%, 05/21/54 (Call 11/21/53)	50	49,433
6.38%, 11/15/33 (Call 08/15/33)	35	37,180
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	55	51,620
1.95%, 09/20/26 (Call 08/20/26)(b)	55	50,469
3.50%, 11/01/27 (Call 07/01/27)(b)	80	74,701
4.13%, 08/01/25 (Call 06/01/25)(b)	80	78,298
4.88%, 10/01/25 (Call 07/01/25)(b)	71	69,884
6.75%, 10/25/28 (Call 09/25/28)(b)	15	15,586
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	105	98,275
2.53%, 11/18/27 (Call 10/18/27)(b)	150	133,960
3.25%, 02/15/27 (Call 12/15/26)(b)	5	4,655
4.25%, 04/15/26 (Call 03/15/26)(b)	70	67,800
5.75%, 03/01/29 (Call 02/01/29)(b)	70	69,436
6.38%, 05/04/28 (Call 04/04/28)(b)	205	207,627
BOC Aviation Ltd., 1.75%, 01/21/26 (Call 12/21/25)(d)	200	188,259
Bread Financial Holdings Inc., 9.75%, 03/15/29
(Call 03/15/26)(b)	55	57,625
Burford Capital Global Finance LLC, 9.25%, 07/01/31
(Call 07/01/26)(b)	45	47,317
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	45	41,123
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	110	85,710
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	115	103,331
3.75%, 07/28/26 (Call 06/28/26)	35	33,751
3.80%, 01/31/28 (Call 12/31/27)	115	108,980
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	130	127,886
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	210	208,119
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)	130	125,087
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	45	44,633
5.70%, 02/01/30 (Call 02/01/29),
(1-day SOFR + 1.905%)(a)	65	64,935
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	45	44,389
6.05%, 02/01/35 (Call 02/01/34),
(1-day SOFR + 2.260%)(a)	25	25,102
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	90	91,828

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	$135	$138,296
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(a)	85	87,865
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(a)	60	65,611
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	5	4,039
3.00%, 03/16/32 (Call 12/16/31)	15	12,842
3.65%, 01/12/27 (Call 10/12/26)	65	62,743
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26
(Call 08/15/26)(d)	200	183,237
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	30	27,748
1.15%, 05/13/26 (Call 04/13/26)	70	64,685
1.65%, 03/11/31 (Call 12/11/30)	100	79,717
1.95%, 12/01/31 (Call 09/01/31)	65	51,803
2.00%, 03/20/28 (Call 01/20/28)	100	89,352
2.30%, 05/13/31 (Call 02/13/31)	40	33,368
2.45%, 03/03/27 (Call 02/03/27)	5	4,643
2.75%, 10/01/29 (Call 07/01/29)	65	58,140
2.90%, 03/03/32 (Call 12/03/31)	45	38,230
3.20%, 03/02/27 (Call 12/02/26)	60	56,917
3.20%, 01/25/28 (Call 10/25/27)	100	93,596
3.25%, 05/22/29 (Call 02/22/29)	45	41,230
3.30%, 04/01/27 (Call 01/01/27)	25	23,813
3.45%, 02/13/26 (Call 11/13/25)	40	38,752
4.00%, 02/01/29 (Call 11/01/28)	30	28,744
4.63%, 03/22/30 (Call 12/22/29)(c)	80	78,717
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(a)	70	71,090
5.88%, 08/24/26 (Call 07/24/26)	50	50,565
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(a)	105	108,635
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(a)	100	103,365
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(d)	200	189,080
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	10	8,531
3.75%, 06/15/28 (Call 03/15/28)	95	91,607
4.15%, 06/15/48 (Call 12/15/47)	30	25,227
5.30%, 09/15/43 (Call 03/15/43)	50	50,068
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	85	81,631
4.50%, 01/30/26 (Call 11/30/25)	70	68,655
6.70%, 11/29/32 (Call 08/29/32)	35	36,592
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(a)	65	73,096
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	20	19,113
Encore Capital Group Inc.
8.50%, 05/15/30 (Call 05/15/27)(b)	25	25,031
9.25%, 04/01/29 (Call 04/01/26)(b)	30	31,234
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	60	48,263
2.95%, 08/12/51 (Call 02/12/51)	25	15,597
goeasy Ltd.
4.38%, 05/01/26 (Call 06/11/24)(b)	20	19,327
7.63%, 07/01/29 (Call 07/01/26)(b)	25	25,406
9.25%, 12/01/28 (Call 12/01/25)(b)	35	37,074
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(d)	200	190,531
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	$130	$100,331
2.10%, 06/15/30 (Call 03/15/30)	80	67,334
2.65%, 09/15/40 (Call 03/15/40)	132	92,118
3.00%, 06/15/50 (Call 12/15/49)	75	48,891
3.00%, 09/15/60 (Call 03/15/60)	105	63,259
3.10%, 09/15/27 (Call 06/15/27)	94	88,362
3.75%, 12/01/25 (Call 09/01/25)	85	83,000
3.75%, 09/21/28 (Call 06/21/28)(c)	35	33,240
4.00%, 09/15/27 (Call 08/15/27)	105	101,383
4.25%, 09/21/48 (Call 03/21/48)	67	55,270
4.60%, 03/15/33 (Call 12/15/32)	120	114,174
4.95%, 06/15/52 (Call 12/15/51)	90	82,424
5.20%, 06/15/62 (Call 12/15/61)	70	65,592
5.25%, 06/15/31 (Call 04/15/31)	40	40,122
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	60	55,221
Legg Mason Inc.
4.75%, 03/15/26	75	74,324
5.63%, 01/15/44	34	33,098
LPL Holdings Inc.
4.00%, 03/15/29 (Call 07/01/24)(b)	70	64,843
4.38%, 05/15/31 (Call 05/15/26)(b)	30	27,329
4.63%, 11/15/27 (Call 06/04/24)(b)	50	48,190
6.00%, 05/20/34 (Call 02/20/34)	30	30,082
6.75%, 11/17/28 (Call 10/17/28)	50	52,285
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	30	27,882
2.00%, 04/06/28 (Call 02/06/28)(b)	245	218,075
2.50%, 04/06/31 (Call 01/06/31)(b)	35	29,388
3.20%, 04/06/41 (Call 10/06/40)(b)	20	14,883
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	30,706
2.00%, 11/18/31 (Call 08/18/31)	40	32,726
2.95%, 11/21/26 (Call 08/21/26)	84	80,069
2.95%, 06/01/29 (Call 03/01/29)	104	95,019
2.95%, 03/15/51 (Call 09/15/50)	35	23,265
3.30%, 03/26/27 (Call 01/26/27)	97	92,884
3.35%, 03/26/30 (Call 12/26/29)	79	72,580
3.50%, 02/26/28 (Call 11/26/27)	40	38,144
3.65%, 06/01/49 (Call 12/01/48)	60	45,871
3.80%, 11/21/46 (Call 05/21/46)	44	35,006
3.85%, 03/26/50 (Call 09/26/49)	74	58,440
3.95%, 02/26/48 (Call 08/26/47)	52	42,295
Mirae Asset Securities Co. Ltd., 5.88%, 01/26/27(d)	200	198,932
Mitsubishi HC Capital Inc., 3.97%, 04/13/30
(Call 01/13/30)(b)	10	9,200
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	50	39,894
2.50%, 12/21/40 (Call 06/21/40)	55	36,028
3.25%, 04/28/50 (Call 10/28/49)	45	30,029
3.85%, 06/30/26 (Call 03/30/26)	80	77,646
3.95%, 03/07/52 (Call 09/07/51)	100	74,560
5.35%, 06/28/28 (Call 05/28/28)	60	60,305
5.55%, 02/15/34 (Call 11/15/33)	120	119,841
5.65%, 06/28/25	10	10,003
5.95%, 08/15/53 (Call 02/15/53)	5	5,072
6.10%, 06/28/63 (Call 12/28/62)	25	25,643
OneMain Finance Corp.
3.50%, 01/15/27 (Call 07/01/24)	35	32,386
3.88%, 09/15/28 (Call 09/15/24)	35	31,112

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.00%, 09/15/30 (Call 09/15/25)	$50	$42,500
5.38%, 11/15/29 (Call 05/15/29)	40	37,179
6.63%, 01/15/28 (Call 07/15/27)	45	44,729
7.13%, 03/15/26	90	91,335
7.50%, 05/15/31 (Call 05/15/27)	9	9,005
7.88%, 03/15/30 (Call 12/15/26)	90	91,660
9.00%, 01/15/29 (Call 07/15/25)	55	57,719
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 07/01/24)(b)	40	35,844
5.38%, 10/15/25 (Call 07/01/24)(b)	40	39,664
5.75%, 09/15/31 (Call 09/15/26)(b)	30	27,682
7.13%, 11/15/30 (Call 11/15/26)(b)	50	49,344
7.88%, 12/15/29 (Call 12/15/26)(b)	45	46,075
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	200	188,063
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	20	16,957
7.38%, 09/01/25 (Call 07/01/24)(b)	20	20,099
8.38%, 02/01/28 (Call 02/01/25)(b)	25	24,887
8.88%, 01/31/30 (Call 06/01/26)(b)	20	19,767
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	47	45,782
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	30	22,083
4.65%, 04/01/30 (Call 01/01/30)	50	48,719
4.95%, 07/15/46	60	54,035
Shinhan Card Co. Ltd., 2.50%, 01/27/27(d)	200	184,697
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	30	27,861
4.20%, 10/29/25 (Call 09/29/25)	30	29,220
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	183,583
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	85	68,314
3.70%, 08/04/26 (Call 05/04/26)	20	18,998
3.95%, 12/01/27 (Call 09/01/27)	100	93,612
4.50%, 07/23/25 (Call 04/23/25)	120	117,785
5.15%, 03/19/29 (Call 12/19/28)	99	94,935
7.25%, 02/02/33 (Call 11/02/32)	45	45,112
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	110	97,028
1.10%, 02/15/31 (Call 11/15/30)	110	86,745
1.90%, 04/15/27 (Call 02/15/27)	52	47,884
2.00%, 08/15/50 (Call 02/15/50)	115	63,897
2.05%, 04/15/30 (Call 01/15/30)	87	74,359
2.70%, 04/15/40 (Call 10/15/39)	70	50,760
2.75%, 09/15/27 (Call 06/15/27)	30	28,070
3.15%, 12/14/25 (Call 09/14/25)	150	145,694
3.65%, 09/15/47 (Call 03/15/47)	55	42,661
4.15%, 12/14/35 (Call 06/14/35)	65	60,441
4.30%, 12/14/45 (Call 06/14/45)	200	173,653
Voya Financial Inc.
3.65%, 06/15/26	44	42,406
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	40	34,153
4.80%, 06/15/46	30	25,423
5.70%, 07/15/43	35	33,763
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	60	55,594
2.75%, 03/15/31 (Call 12/15/30)	30	24,927
6.20%, 11/17/36	35	35,461
		15,997,414
	Par
Security	(000)	Value

Electric — 0.6%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	$35	$22,975
3.80%, 10/01/47 (Call 04/01/47)	40	28,450
4.70%, 05/15/32 (Call 02/15/32)	60	56,463
5.40%, 06/01/33 (Call 03/01/33)	35	34,059
5.45%, 05/15/29 (Call 04/15/29)	50	49,967
5.70%, 05/15/34 (Call 02/15/34)	50	49,524
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	60	49,484
5.00%, 09/01/44 (Call 03/01/44)(b)	45	40,179
Atlantic City Electric Co., 4.00%, 10/15/28
(Call 07/15/28)	55	52,495
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	55	42,212
3.95%, 03/01/48 (Call 09/01/47)	45	35,203
4.50%, 04/01/44 (Call 10/01/43)	35	30,415
4.95%, 04/01/33 (Call 01/01/33)	40	38,929
5.20%, 10/01/28 (Call 09/01/28)	15	15,060
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	10	9,469
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	35	28,617
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	50	31,853
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	65	54,495
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	90	62,562
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	30	25,657
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	10	9,454
Series K2, 6.95%, 03/15/33	15	16,626
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	35	32,868
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	45	28,836
3.70%, 03/01/45 (Call 09/01/44)	5	3,827
4.00%, 03/01/48 (Call 09/01/47)	95	73,873
5.30%, 02/01/53 (Call 08/01/52)	65	61,294
5.65%, 06/01/54 (Call 12/01/53)	30	29,807
5.90%, 03/15/36	200	206,972
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	45	29,313
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	60	44,711
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	20,599
FirstEnergy Pennsylvania Electric Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	30	28,704
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	40	36,252
4.55%, 04/01/49 (Call 10/01/48)(b)	40	32,719
5.45%, 07/15/44 (Call 01/15/44)(b)	45	42,391
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	56	48,944
3.25%, 06/30/26 (Call 03/30/26)	50	47,794
3.35%, 11/15/27 (Call 08/15/27)	35	32,813
5.30%, 07/01/43 (Call 01/01/43)	25	23,037
5.65%, 05/09/34 (Call 02/09/34)(b)	50	49,894
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	30	24,726
4.30%, 01/15/26 (Call 10/15/25)(b)	10	9,796
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	50	47,781
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	15	13,789
2.75%, 04/15/32 (Call 01/15/32)	5	4,171
3.40%, 02/07/28 (Call 11/07/27)	60	56,644
3.70%, 03/15/29 (Call 12/15/28)	20	18,748

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.90%, 11/01/28 (Call 08/01/28)	$20	$18,965
4.02%, 11/01/32 (Call 05/01/32)	50	45,484
4.30%, 03/15/49 (Call 09/15/48)	31	25,513
4.40%, 11/01/48 (Call 05/01/48)	25	20,658
4.80%, 02/05/27 (Call 01/05/27)	5	4,968
4.80%, 03/15/28 (Call 02/15/28)	135	133,695
5.10%, 05/06/27 (Call 04/06/27)	100	99,858
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)	60	58,193
5.45%, 10/30/25	150	149,903
5.60%, 11/13/26 (Call 10/13/26)	5	5,036
5.80%, 01/15/33 (Call 07/15/32)	90	92,802
7.13%, 09/15/53 (Call 06/15/28),
(5-year CMT + 3.533%)(a)	50	51,542
Series C, 8.00%, 03/01/32	5	5,772
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	40	30,387
4.15%, 04/01/48 (Call 10/01/47)	60	46,563
Series P, 2.60%, 04/01/30 (Call 01/01/30)	45	38,863
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	39,782
Series R, 2.90%, 10/01/51 (Call 04/01/51)	45	27,719
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	20	11,975
2.75%, 05/15/30 (Call 02/15/30)	115	100,931
3.10%, 09/15/49 (Call 03/15/49)	36	23,961
3.70%, 11/15/28 (Call 08/15/28)	86	81,287
3.70%, 05/15/50 (Call 11/15/49)	35	25,875
3.75%, 04/01/45 (Call 10/01/44)	30	23,322
3.80%, 09/30/47 (Call 03/30/47)	45	34,242
3.80%, 06/01/49 (Call 12/01/48)	70	53,213
4.10%, 11/15/48 (Call 05/15/48)	40	32,189
4.15%, 06/01/32 (Call 03/01/32)	10	9,275
4.55%, 09/15/32 (Call 06/15/32)	55	52,233
4.55%, 12/01/41 (Call 06/01/41)	10	8,879
4.60%, 06/01/52 (Call 12/01/51)	20	17,103
5.25%, 09/30/40	35	33,774
5.35%, 10/01/52 (Call 04/01/52)	30	28,707
5.65%, 11/15/33 (Call 08/15/33)	25	25,557
7.00%, 05/01/32	40	44,152
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	137	113,393
5.20%, 03/15/34 (Call 12/15/33)	15	14,924
5.50%, 03/15/54 (Call 09/15/53)	5	4,916
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	40	26,528
3.95%, 06/01/47 (Call 12/01/46)	30	23,675
4.13%, 06/15/44 (Call 12/15/43)	25	20,805
4.15%, 06/15/48 (Call 12/15/47)	40	32,509
5.00%, 05/15/33 (Call 02/15/33)	50	49,034
5.25%, 05/15/53 (Call 11/15/52)	45	42,941
6.25%, 05/15/39	25	26,644
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(b)	10	9,810
		3,702,008
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	45	36,989
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 07/01/24)(b)	45	39,960
4.75%, 06/15/28 (Call 07/01/24)(b)	35	32,311
6.50%, 12/31/27 (Call 08/31/24)(b)(c)	20	19,826
	Par
Security	(000)	Value

Electrical Components & Equipment (continued)
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(b)	$20	$18,866
6.63%, 01/15/32 (Call 01/15/27)(b)	20	20,183
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(b)	55	55,267
6.63%, 03/15/32 (Call 03/15/27)(b)	50	50,367
7.13%, 06/15/25 (Call 06/15/24)(b)	85	84,990
7.25%, 06/15/28 (Call 07/01/24)(b)	80	81,523
		440,282
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	29,296
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	20	18,901
5.60%, 05/29/34 (Call 02/28/34)	50	49,907
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	60	49,051
2.80%, 02/15/30 (Call 11/15/29)	95	84,140
4.35%, 06/01/29 (Call 03/01/29)	40	38,652
Arrow Electronics Inc., 3.88%, 01/12/28
(Call 10/12/27)	5	4,742
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	30	26,509
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	55	45,293
4.63%, 04/15/26 (Call 01/15/26)	60	58,829
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(b)	60	56,105
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	55	53,224
4.88%, 06/15/29 (Call 03/15/29)	41	39,668
4.88%, 05/12/30 (Call 02/12/30)	55	52,974
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	42	34,746
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	5,796
3.15%, 08/15/27 (Call 05/15/27)	35	32,861
3.35%, 03/01/26 (Call 12/01/25)	20	19,324
3.50%, 02/15/28 (Call 11/15/27)	27	25,488
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	77	71,541
3.00%, 01/15/31 (Call 10/15/30)	40	33,935
3.60%, 01/15/30 (Call 10/15/29)	50	44,792
3.95%, 01/12/28 (Call 10/12/27)	32	30,231
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	67	59,569
4.60%, 04/06/27 (Call 01/06/27)	65	63,696
Sensata Technologies BV
4.00%, 04/15/29 (Call 07/01/24)(b)	60	54,584
5.00%, 10/01/25(b)	46	46,379
5.88%, 09/01/30 (Call 09/01/25)(b)	30	29,172
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	45	38,818
4.38%, 02/15/30 (Call 11/15/29)(b)	25	22,835
6.63%, 07/15/32 (Call 07/15/27)(b)	25	25,083
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	72	70,666
TTM Technologies Inc., 4.00%, 03/01/29
(Call 07/01/24)(b)	30	27,180
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	65	61,212
7.13%, 10/01/37	20	22,793
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	69	64,118
2.40%, 04/01/28 (Call 02/01/28)	50	43,974

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
2.95%, 04/01/31 (Call 01/01/31)	$43	$35,453
		1,571,537
Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%,
09/17/25 (Call 08/17/25)(d)	200	190,719

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	55	53,499
Arcosa Inc., 4.38%, 04/15/29 (Call 07/01/24)(b)	25	23,166
Cellnex Finance Co. SA, 3.88%, 07/07/41
(Call 04/07/41)(b)	35	27,214
Dycom Industries Inc., 4.50%, 04/15/29
(Call 07/01/24)(b)	30	27,871
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29
(Call 06/11/24)(b)(c)	20	17,706
INNOVATE Corp., 8.50%, 02/01/26 (Call 06/11/24)(b)	20	15,081
Jacobs Engineering Group Inc., 6.35%, 08/18/28
(Call 07/18/28)	5	5,128
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26
(Call 01/28/26)(b)	95	91,494
TopBuild Corp.
3.63%, 03/15/29 (Call 07/01/24)(b)	25	22,519
4.13%, 02/15/32 (Call 10/15/26)(b)	30	26,180
VM Consolidated Inc., 5.50%, 04/15/29
(Call 07/01/24)(b)	27	25,758
		335,616
Entertainment — 0.3%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	30	28,283
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 07/01/24)	30	29,455
6.50%, 10/01/28 (Call 06/17/24)	15	14,945
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	45	42,043
5.88%, 03/15/26 (Call 07/01/24)(b)	25	24,660
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29
(Call 04/15/25)(b)	40	36,100
Merlin Entertainments Group U.S. Holdings Inc.,
7.38%, 02/15/31 (Call 02/15/27)(b)	25	25,354
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(b)	25	24,695
Motion Bondco DAC, 6.63%, 11/15/27
(Call 07/01/24)(b)	25	24,305
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	40	37,391
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 07/01/24)(b)	30	29,414
7.25%, 05/15/31 (Call 05/15/26)(b)	50	50,105
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(b)	50	50,044
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/24)(b)	25	25,050
Vail Resorts Inc., 6.50%, 05/15/32 (Call 05/15/27)(b)	35	35,258
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	305	289,273
4.05%, 03/15/29 (Call 01/15/29)	140	128,985
4.28%, 03/15/32 (Call 12/15/31)	240	210,074
5.05%, 03/15/42 (Call 09/15/41)	270	223,162
5.14%, 03/15/52 (Call 09/15/51)	405	319,587
5.39%, 03/15/62 (Call 09/15/61)	115	90,475
	Par
Security	(000)	Value

Entertainment (continued)
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)(c)	$50	$42,426
3.75%, 12/01/29 (Call 12/01/24)(b)	30	26,562
3.88%, 07/15/30 (Call 07/15/25)(b)	35	30,941
		1,838,587
Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	12	11,253
1.45%, 02/15/31 (Call 11/15/30)	60	47,388
1.75%, 02/15/32 (Call 11/15/31)	102	79,738
2.30%, 03/01/30 (Call 12/01/29)	84	72,211
2.38%, 03/15/33 (Call 12/15/32)	40	31,788
2.90%, 07/01/26 (Call 04/01/26)	90	86,218
3.05%, 03/01/50 (Call 09/01/49)	35	23,353
3.38%, 11/15/27 (Call 08/15/27)	78	73,860
3.95%, 05/15/28 (Call 02/15/28)	33	31,643
5.00%, 04/01/34 (Call 01/01/34)	100	97,574
5.70%, 05/15/41 (Call 11/15/40)	10	10,061
6.20%, 03/01/40	45	47,986
Reworld Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	45	41,046
5.00%, 09/01/30 (Call 09/01/25)	25	22,495
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	20	20,034
5.45%, 09/18/33 (Call 06/18/33)(b)	40	39,622
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	50	40,402
2.60%, 02/01/30 (Call 11/01/29)	70	61,373
2.95%, 01/15/52 (Call 07/15/51)	50	31,906
3.05%, 04/01/50 (Call 10/01/49)	35	23,026
3.50%, 05/01/29 (Call 02/01/29)	55	51,180
4.20%, 01/15/33 (Call 10/15/32)	70	64,763
4.25%, 12/01/28 (Call 09/01/28)	35	33,834
5.00%, 03/01/34 (Call 12/01/33)	5	4,866
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	52	48,737
1.15%, 03/15/28 (Call 01/15/28)	105	91,284
1.50%, 03/15/31 (Call 12/15/30)	52	41,508
2.50%, 11/15/50 (Call 05/15/50)	22	13,069
3.15%, 11/15/27 (Call 08/15/27)	59	55,588
4.10%, 03/01/45 (Call 09/01/44)	65	54,482
4.15%, 04/15/32 (Call 01/15/32)	60	56,362
4.15%, 07/15/49 (Call 01/15/49)	35	28,742
4.88%, 02/15/34 (Call 11/15/33)	95	92,680
		1,530,072
Food — 0.6%
B&G Foods Inc.
5.25%, 09/15/27 (Call 07/01/24)(c)	35	32,148
8.00%, 09/15/28 (Call 09/15/25)(b)	30	30,464
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	70	59,659
4.15%, 03/15/28 (Call 12/15/27)	85	81,916
4.80%, 03/15/48 (Call 09/15/47)	70	60,904
5.20%, 03/21/29 (Call 02/21/29)	50	49,726
5.40%, 03/21/34 (Call 12/21/33)	50	49,476
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(d)	200	190,955
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30
(Call 03/17/30)(d)	200	170,236
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	85	74,367

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
4.60%, 11/01/25 (Call 09/01/25)	$125	$123,387
4.85%, 11/01/28 (Call 08/01/28)	116	113,445
5.30%, 11/01/38 (Call 05/01/38)	83	77,511
5.40%, 11/01/48 (Call 05/01/48)	50	45,826
8.25%, 09/15/30	45	51,390
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	35	28,876
3.50%, 10/01/26 (Call 07/01/26)	15	14,329
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	60	49,197
2.88%, 04/15/30 (Call 01/15/30)	75	66,354
3.00%, 02/01/51 (Call 08/01/50)	55	34,841
3.20%, 02/10/27 (Call 11/10/26)	85	80,745
4.15%, 02/15/43 (Call 08/15/42)	5	4,183
4.20%, 04/17/28 (Call 01/17/28)	101	97,620
4.70%, 01/30/27 (Call 12/20/26)	50	49,332
4.70%, 04/17/48 (Call 10/17/47)	35	30,720
4.95%, 03/29/33 (Call 12/29/32)	50	48,564
5.40%, 06/15/40	32	31,196
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	45	39,739
1.80%, 06/11/30 (Call 03/11/30)	75	62,492
3.05%, 06/03/51 (Call 12/03/50)	70	45,650
4.80%, 03/30/27 (Call 02/28/27)	50	49,727
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	60	52,393
3.20%, 10/01/26 (Call 07/01/26)	52	49,438
3.90%, 06/01/50 (Call 12/01/49)	25	18,285
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	25	19,917
2.38%, 03/15/30 (Call 12/15/29)	60	51,517
2.75%, 09/15/41 (Call 03/15/41)	10	6,598
3.38%, 12/15/27 (Call 09/15/27)	35	32,998
3.55%, 03/15/50 (Call 09/15/49)	20	13,675
4.25%, 03/15/35	60	53,351
4.38%, 03/15/45	45	37,512
5.90%, 11/15/28 (Call 10/15/28)	55	56,469
6.20%, 11/15/33 (Call 08/15/33)	60	62,698
6.50%, 11/15/53 (Call 05/15/53)	65	69,606
Kellanova
3.25%, 04/01/26	105	101,126
4.30%, 05/15/28 (Call 02/15/28)	70	68,026
Series B, 7.45%, 04/01/31	50	55,845
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	55	49,527
4.38%, 01/31/32 (Call 01/31/27)(b)	40	35,326
4.88%, 05/15/28 (Call 11/15/27)(b)(c)	30	28,855
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	45	41,734
1.85%, 02/15/31 (Call 11/15/30)	25	20,180
2.50%, 04/15/30 (Call 01/15/30)	60	51,597
3.40%, 08/15/27 (Call 05/15/27)	85	80,536
4.20%, 08/15/47 (Call 02/15/47)	27	22,065
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	65	57,704
4.63%, 04/15/30 (Call 04/15/25)(b)	105	95,265
5.50%, 12/15/29 (Call 12/15/24)(b)	70	66,753
5.63%, 01/15/28 (Call 06/17/24)(b)	50	48,831
6.25%, 02/15/32 (Call 02/15/27)(b)	60	59,716
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	65	51,554
	Par
Security	(000)	Value

Food (continued)
3.00%, 10/15/30 (Call 07/15/30)(b)	$20	$16,850
4.25%, 02/01/27 (Call 11/01/26)(b)	115	110,178
5.20%, 04/01/29 (Call 01/01/29)(b)	10	9,620
TreeHouse Foods Inc., 4.00%, 09/01/28
(Call 06/17/24)(c)	27	24,012
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	30	27,526
4.75%, 02/15/29 (Call 07/01/24)(b)	55	51,648
6.88%, 09/15/28 (Call 09/15/25)(b)	30	30,551
7.25%, 01/15/32 (Call 09/15/26)(b)	30	30,943
United Natural Foods Inc., 6.75%, 10/15/28
(Call 07/01/24)(b)	30	24,771
		3,730,171
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28
(Call 07/01/24)(b)	65	62,189
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	40	36,102
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	30	24,364
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	54	43,706
4.40%, 08/15/47 (Call 02/15/47)	44	35,713
4.80%, 06/15/44 (Call 12/15/43)	33	28,739
5.00%, 09/15/35 (Call 03/15/35)	30	28,397
5.15%, 05/15/46 (Call 11/15/45)	30	26,907
6.00%, 11/15/41 (Call 05/15/41)	55	54,207
Inversiones CMPC SA, 6.13%, 06/23/33
(Call 03/23/33)(d)	200	201,174
Mercer International Inc.
5.13%, 02/01/29 (Call 06/11/24)	50	43,824
5.50%, 01/15/26 (Call 06/11/24)	16	15,533
12.88%, 10/01/28 (Call 10/01/25)(b)	15	16,275
		554,941
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)	70	70,919
6.30%, 02/15/30 (Call 12/15/29)	105	107,488
6.40%, 04/15/33 (Call 01/15/33)	80	82,345
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	35	23,934
3.25%, 03/01/27 (Call 12/01/26)	7	6,703
4.10%, 03/01/48 (Call 09/01/47)	25	20,421
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	85	71,753
2.75%, 11/15/50 (Call 05/15/50)	65	37,061
3.00%, 05/15/32 (Call 02/15/32)	35	29,522
3.40%, 03/01/26 (Call 01/01/26)	37	35,732
4.25%, 11/15/28 (Call 08/15/28)	20	19,218
4.85%, 11/15/48 (Call 05/15/48)	30	25,557
5.20%, 09/01/40	21	19,703
		550,356
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	55	46,052
2.30%, 03/12/31 (Call 12/12/30)	85	70,463
2.75%, 09/15/29 (Call 06/15/29)	50	44,413
3.05%, 09/22/26 (Call 06/22/26)	50	47,495
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	50	43,124

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
3.00%, 09/23/29 (Call 06/23/29)(b)	$70	$62,956
3.80%, 09/23/49 (Call 03/23/49)(b)	70	52,287
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)(c)	50	44,845
4.63%, 07/15/28 (Call 07/01/24)(b)	90	84,787
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	80	48,411
2.80%, 12/10/51 (Call 06/10/51)	45	28,188
3.35%, 09/15/25 (Call 06/15/25)	30	29,304
4.38%, 09/15/45 (Call 03/15/45)	55	47,963
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	80	69,744
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	65	57,525
3.25%, 11/15/39 (Call 05/15/39)	45	35,391
3.40%, 11/15/49 (Call 05/15/49)	82	59,035
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	30	24,807
6.75%, 02/15/30 (Call 02/15/27)(b)	15	13,118
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	105	106,232
5.91%, 11/22/32 (Call 08/22/32)	115	118,384
6.38%, 11/22/52 (Call 05/22/52)	115	124,787
Hologic Inc.
3.25%, 02/15/29 (Call 07/01/24)(b)	55	49,131
4.63%, 02/01/28 (Call 07/01/24)(b)	20	19,209
Neogen Food Safety Corp., 8.63%, 07/20/30
(Call 07/20/27)(b)(c)	20	21,420
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	25	21,693
2.25%, 09/15/31 (Call 06/15/31)	50	40,596
2.55%, 03/15/31 (Call 12/15/30)	17	14,161
3.30%, 09/15/29 (Call 06/15/29)	43	38,981
3.63%, 03/15/51 (Call 09/15/50)	33	22,693
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	100	99,373
5.60%, 03/23/34 (Call 12/23/33)(b)	100	98,243
6.00%, 05/15/64 (Call 11/15/63)(b)	30	28,635
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	90	75,964
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	155	129,846
3.50%, 03/15/26 (Call 12/15/25)	125	121,249
4.63%, 03/15/46 (Call 09/15/45)	115	101,181
Teleflex Inc.
4.25%, 06/01/28 (Call 07/01/24)(b)	30	28,021
4.63%, 11/15/27 (Call 06/17/24)	30	28,790
Varex Imaging Corp., 7.88%, 10/15/27
(Call 07/01/24)(b)(c)	19	19,273
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	90	74,484
3.05%, 01/15/26 (Call 12/15/25)	100	96,241
		2,388,495
Health Care - Services — 0.9%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 07/01/24)(b)	30	28,319
5.50%, 07/01/28 (Call 07/01/24)(b)	30	29,220
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(b)(c)	20	18,476
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 07/01/24)(b)	35	33,380
3.50%, 04/01/30 (Call 04/01/25)(b)	40	38,057
	Par
Security	(000)	Value

Health Care - Services (continued)
5.00%, 07/15/27 (Call 07/01/24)(b)	$30	$29,342
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 07/01/24)(b)	30	27,178
4.00%, 03/15/31 (Call 03/15/26)(b)	30	26,392
4.25%, 05/01/28 (Call 06/17/24)(b)	30	28,148
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	90	75,527
4.63%, 06/01/30 (Call 06/01/25)(b)	160	143,364
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	125	105,962
2.55%, 03/15/31 (Call 12/15/30)	100	84,500
2.88%, 09/15/29 (Call 06/15/29)	85	75,811
3.13%, 05/15/50 (Call 11/15/49)	90	60,074
3.60%, 03/15/51 (Call 09/15/50)	95	68,121
3.65%, 12/01/27 (Call 09/01/27)	121	115,131
3.70%, 09/15/49 (Call 03/15/49)	20	14,728
4.10%, 03/01/28 (Call 12/01/27)	150	144,558
4.10%, 05/15/32 (Call 02/15/32)	10	9,203
4.38%, 12/01/47 (Call 06/01/47)	95	79,105
4.55%, 03/01/48 (Call 09/01/47)	75	63,346
4.55%, 05/15/52 (Call 11/15/51)	25	20,910
4.63%, 05/15/42	35	30,918
4.65%, 01/15/43	50	44,206
4.65%, 08/15/44 (Call 02/15/44)	5	4,364
4.75%, 02/15/33 (Call 11/15/32)	125	119,913
5.13%, 02/15/53 (Call 08/15/52)	90	82,650
5.38%, 06/15/34 (Call 03/15/34)	100	99,669
6.10%, 10/15/52 (Call 04/15/52)	65	67,928
6.38%, 06/15/37	20	21,249
Encompass Health Corp.
4.50%, 02/01/28 (Call 07/01/24)	47	44,428
4.63%, 04/01/31 (Call 04/01/26)	25	22,588
4.75%, 02/01/30 (Call 02/01/25)	50	46,273
5.75%, 09/15/25 (Call 07/01/24)	20	19,952
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(b)(c)	35	35,012
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	75	61,185
3.13%, 03/15/27 (Call 02/15/27)	55	51,802
3.38%, 03/15/29 (Call 01/15/29)	60	54,755
3.50%, 09/01/30 (Call 03/01/30)	125	111,873
3.50%, 07/15/51 (Call 01/15/51)	90	60,072
3.63%, 03/15/32 (Call 12/15/31)	95	83,014
4.13%, 06/15/29 (Call 03/15/29)	100	94,211
4.38%, 03/15/42 (Call 09/15/41)	25	20,495
4.50%, 02/15/27 (Call 08/15/26)	148	144,412
4.63%, 03/15/52 (Call 09/15/51)	120	96,792
5.20%, 06/01/28 (Call 05/01/28)	20	19,848
5.25%, 06/15/26 (Call 12/15/25)	140	139,157
5.25%, 06/15/49 (Call 12/15/48)	120	106,590
5.38%, 09/01/26 (Call 03/01/26)	125	124,601
5.50%, 06/01/33 (Call 03/01/33)	70	69,113
5.50%, 06/15/47 (Call 12/15/46)	90	83,380
5.60%, 04/01/34 (Call 01/01/34)	105	104,068
5.63%, 09/01/28 (Call 03/01/28)	100	100,540
5.88%, 02/15/26 (Call 08/15/25)	165	165,253
5.88%, 02/01/29 (Call 08/01/28)	65	65,928
5.90%, 06/01/53 (Call 12/01/52)	65	63,007
6.00%, 04/01/54 (Call 10/01/53)	85	83,396
6.10%, 04/01/64 (Call 10/01/63)	40	39,069
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	35	32,084

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	$125	$112,690
2.15%, 02/03/32 (Call 11/03/31)	70	55,410
3.13%, 08/15/29 (Call 05/15/29)	60	53,952
3.70%, 03/23/29 (Call 02/23/29)	90	83,908
3.95%, 03/15/27 (Call 12/15/26)	68	65,545
3.95%, 08/15/49 (Call 02/15/49)	35	26,188
4.63%, 12/01/42 (Call 06/01/42)	37	31,251
4.80%, 03/15/47 (Call 09/15/46)	35	29,665
4.88%, 04/01/30 (Call 01/01/30)	62	60,487
4.95%, 10/01/44 (Call 04/01/44)	55	48,082
5.50%, 03/15/53 (Call 09/15/52)	50	46,485
5.75%, 03/01/28 (Call 02/01/28)	15	15,186
5.75%, 04/15/54 (Call 10/15/53)	40	38,509
5.95%, 03/15/34 (Call 12/15/33)	50	50,950
IQVIA Inc.
5.00%, 10/15/26 (Call 07/01/24)(b)	60	58,773
5.00%, 05/15/27 (Call 07/01/24)(b)	50	48,588
6.25%, 02/01/29 (Call 01/01/29)	70	71,770
6.50%, 05/15/30 (Call 05/15/26)(b)	35	35,362
ModivCare Inc., 5.88%, 11/15/25 (Call 07/01/24)(b)	35	34,812
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	40	34,886
3.88%, 05/15/32 (Call 02/15/32)(b)	45	38,052
4.38%, 06/15/28 (Call 07/01/24)(b)	45	41,893
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(b)(c)	25	21,541
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	30	25,578
2.95%, 06/30/30 (Call 03/30/30)	101	89,000
3.45%, 06/01/26 (Call 03/01/26)	75	72,305
4.20%, 06/30/29 (Call 03/30/29)	55	52,860
4.70%, 03/30/45 (Call 09/30/44)	25	22,123
6.40%, 11/30/33 (Call 08/30/33)	50	53,346
Select Medical Corp., 6.25%, 08/15/26
(Call 07/01/24)(b)	72	72,165
Surgery Center Holdings Inc., 7.25%, 04/15/32
(Call 04/15/27)(b)(c)	50	50,375
		5,474,384
Home Builders — 0.1%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 06/17/24)	20	19,593
7.25%, 10/15/29 (Call 10/15/24)	20	19,980
7.50%, 03/15/31 (Call 03/15/27)(b)	15	14,964
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	30	26,623
6.75%, 06/01/27 (Call 07/01/24)	30	30,146
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,427
2.60%, 10/15/25 (Call 09/15/25)	10	9,615
Installed Building Products Inc., 5.75%, 02/01/28
(Call 06/17/24)(b)	20	19,386
KB Home
4.00%, 06/15/31 (Call 12/15/30)	20	17,661
4.80%, 11/15/29 (Call 05/15/29)	20	18,738
6.88%, 06/15/27 (Call 12/15/26)	20	20,388
7.25%, 07/15/30 (Call 07/15/25)	20	20,508
LGI Homes Inc.
4.00%, 07/15/29 (Call 01/15/29)(b)	20	17,219
8.75%, 12/15/28 (Call 12/15/25)(b)	25	25,980
	Par
Security	(000)	Value

Home Builders (continued)
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	$20	$17,467
4.95%, 02/01/28 (Call 06/17/24)	20	19,000
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	50	44,104
3.85%, 01/15/30 (Call 07/15/29)	40	37,256
3.97%, 08/06/61 (Call 02/06/61)	20	16,955
6.00%, 01/15/43 (Call 10/15/42)	30	30,095
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	30	27,425
5.13%, 06/06/27 (Call 12/06/26)	40	39,328
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	84	73,732
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	30	29,718
5.50%, 03/01/26 (Call 12/01/25)	44	44,009
6.00%, 02/15/35	41	42,027
6.38%, 05/15/33	35	36,631
7.88%, 06/15/32	25	28,556
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	30	28,476
5.75%, 01/15/28 (Call 10/15/27)(b)	30	29,563
5.88%, 06/15/27 (Call 03/15/27)(b)	30	29,876
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(b)	35	30,535
Toll Brothers Finance Corp., 4.88%, 03/15/27
(Call 12/15/26)	5	4,914
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	20	19,397
5.70%, 06/15/28 (Call 12/15/27)	20	19,539
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 07/01/24)(b)	20	19,667
		933,498
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	9,082
3.50%, 11/15/51 (Call 05/15/51)	30	19,285
4.40%, 03/15/29 (Call 12/15/28)	37	33,394
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	50	41,987
4.00%, 04/15/29 (Call 07/01/24)(b)	45	40,342
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	65	53,016
4.50%, 06/01/46 (Call 12/01/45)	30	23,603
4.60%, 05/15/50 (Call 11/15/49)	40	31,322
4.75%, 02/26/29 (Call 11/26/28)(c)	25	24,241
5.50%, 03/01/33 (Call 12/01/32)(c)	20	19,545
		295,817
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29
(Call 06/17/24)(b)	35	31,057
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	70	56,587
2.65%, 04/30/30 (Call 02/01/30)	18	15,555
4.88%, 12/06/28 (Call 09/06/28)	45	44,293
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	10	8,226
3.15%, 08/01/27 (Call 05/01/27)	80	75,683
3.95%, 08/01/47 (Call 02/01/47)	65	51,066
5.00%, 06/15/52 (Call 12/15/51)	10	9,237
5.60%, 11/15/32 (Call 08/15/32)	5	5,168

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares (continued)
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	$85	$70,288
3.90%, 05/15/28 (Call 02/15/28)	55	52,773
4.60%, 05/01/32 (Call 02/01/32)	10	9,653
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	25	19,695
4.75%, 10/15/46 (Call 04/16/46)(b)	40	34,349
4.80%, 09/01/40(b)	15	13,383
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	30	27,636
5.50%, 07/15/30 (Call 07/15/25)(b)(c)	25	24,983
		549,632
Housewares — 0.0%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	26	25,621
5.70%, 04/01/26 (Call 01/01/26)	115	113,452
6.38%, 09/15/27 (Call 06/15/27)(c)	25	24,670
6.63%, 09/15/29 (Call 06/15/29)(c)	50	49,021
6.88%, 04/01/36 (Call 10/01/35)	25	22,224
7.00%, 04/01/46 (Call 10/01/45)	40	32,912
		267,900
Insurance — 1.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	40	47,422
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	20	18,573
2.88%, 10/15/26 (Call 07/15/26)	45	42,622
3.60%, 04/01/30 (Call 01/01/30)	103	94,976
4.00%, 10/15/46 (Call 04/15/46)	25	19,664
4.75%, 01/15/49 (Call 07/15/48)	55	48,516
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	210	152,038
3.38%, 04/07/30 (Call 01/07/30)(b)	15	13,583
5.38%, 04/05/34 (Call 01/05/34)(b)	200	195,764
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	10	9,627
4.38%, 06/30/50 (Call 12/30/49)	75	62,449
4.50%, 07/16/44 (Call 01/16/44)	5	4,377
4.75%, 04/01/48 (Call 10/01/47)	80	71,507
4.80%, 07/10/45 (Call 01/10/45)	75	67,935
5.13%, 03/27/33 (Call 12/27/32)	45	44,185
6.25%, 05/01/36	50	52,580
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)	90	88,196
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	15	14,042
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	10	8,036
3.90%, 02/28/52 (Call 08/28/51)	100	73,679
5.00%, 09/12/32 (Call 06/12/32)	75	72,860
5.35%, 02/28/33 (Call 11/28/32)	60	59,141
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	100	86,825
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	100	99,772
5.45%, 03/01/34 (Call 12/01/33)	120	118,929
5.75%, 03/01/54 (Call 09/01/53)	100	98,259
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	20	19,319
5.03%, 12/15/46 (Call 06/15/46)	29	26,156
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	80	57,967
7.35%, 05/01/34	15	16,994
	Par
Security	(000)	Value

Insurance (continued)
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	$30	$27,595
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	15	12,156
3.50%, 05/20/51 (Call 11/20/50)	30	20,441
5.75%, 03/02/53 (Call 09/02/52)	80	77,380
5.75%, 07/15/54 (Call 01/15/54)	20	19,405
6.50%, 02/15/34 (Call 11/15/33)	5	5,287
6.75%, 02/15/54 (Call 08/15/53)	40	44,050
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	20	16,275
4.90%, 03/27/28 (Call 12/27/27)	70	68,232
7.00%, 03/27/48 (Call 03/27/28),
(3-mo. LIBOR US + 4.135%)(a)	25	25,185
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	55	47,519
6.13%, 09/15/28 (Call 08/15/28)	50	51,333
AXA SA, 6.38%, (Call 12/14/36),
(1-day SOFR + 2.256%)(a)(b)(f)	30	32,426
Axis Specialty Finance LLC, 4.90%, 01/15/40
(Call 01/15/30), (5-year CMT + 3.186%)(a)	5	4,548
Axis Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	25	23,894
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31 (Call 05/15/27)(b)	50	50,490
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	20	16,364
4.20%, 03/17/32 (Call 12/17/31)	40	36,042
4.95%, 03/17/52 (Call 09/17/51)	60	50,686
Chubb Corp. (The)
6.00%, 05/11/37	15	15,852
Series 1, 6.50%, 05/15/38	30	33,262
Chubb INA Holdings LLC
2.85%, 12/15/51 (Call 06/15/51)	65	42,250
3.05%, 12/15/61 (Call 06/15/61)	105	66,639
3.35%, 05/03/26 (Call 02/03/26)	215	207,700
4.15%, 03/13/43	25	21,220
4.35%, 11/03/45 (Call 05/03/45)	65	56,013
5.00%, 03/15/34 (Call 12/15/33)	60	59,166
6.70%, 05/15/36	35	39,178
CNO Financial Group Inc., 6.45%, 06/15/34
(Call 03/15/34)	50	50,133
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26), (3-mo. LIBOR US + 3.660%)(a)(b)(f)	30	28,680
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	30,845
1.78%, 03/17/31 (Call 12/17/30)(b)	105	82,891
3.08%, 09/17/51 (Call 03/17/51)(b)	50	32,113
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	115	71,343
3.50%, 10/15/50 (Call 04/15/50)	15	10,031
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	45	43,156
4.58%, 05/17/48 (Call 11/17/47)(b)	10	8,518
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	75	59,314
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	47	44,495
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	41,704
4.50%, 04/15/26 (Call 01/15/26)	60	58,732

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	$30	$18,840
3.60%, 08/19/49 (Call 02/19/49)	41	29,719
4.30%, 04/15/43	20	16,806
4.40%, 03/15/48 (Call 09/15/47)	45	37,485
5.95%, 10/15/36	15	15,550
6.10%, 10/01/41	35	36,152
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	85	70,482
4.00%, 11/23/51 (Call 05/23/51)	50	33,900
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	10	7,278
3.95%, 05/15/60 (Call 11/15/59)(b)	50	34,443
4.13%, 12/15/51 (Call 09/15/26),
(5-year CMT + 3.315%)(a)(b)	25	23,098
4.30%, 02/01/61 (Call 02/01/26)(b)	50	30,141
5.50%, 06/15/52 (Call 12/15/51)(b)	140	129,862
7.80%, 03/07/87(b)	25	26,305
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	55	48,581
3.40%, 01/15/31 (Call 10/15/30)	60	52,653
3.63%, 12/12/26 (Call 09/15/26)(c)	45	42,981
3.80%, 03/01/28 (Call 12/01/27)	26	24,725
4.35%, 03/01/48 (Call 09/01/47)	25	19,004
4.38%, 06/15/50 (Call 12/15/49)	24	18,085
5.85%, 03/15/34 (Call 12/15/33)	20	19,891
6.30%, 10/09/37	5	5,112
7.00%, 06/15/40	55	60,187
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	81	68,411
2.38%, 12/15/31 (Call 09/15/31)	20	16,493
3.75%, 03/14/26 (Call 12/14/25)	81	78,961
4.20%, 03/01/48 (Call 09/01/47)	65	52,913
4.35%, 01/30/47 (Call 07/30/46)	35	29,383
4.38%, 03/15/29 (Call 12/15/28)	140	136,359
4.75%, 03/15/39 (Call 09/15/38)	85	78,818
4.90%, 03/15/49 (Call 09/15/48)	77	69,169
5.45%, 03/15/54 (Call 09/15/53)	105	101,969
5.70%, 09/15/53 (Call 03/15/53)	60	60,329
5.75%, 11/01/32 (Call 08/01/32)	15	15,552
5.88%, 08/01/33	75	78,345
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	200	119,271
3.73%, 10/15/70(b)	10	6,560
4.90%, 04/01/77(b)	10	8,182
MassMutual Global Funding II
2.15%, 03/09/31(b)	85	70,672
2.35%, 01/14/27(b)	5	4,660
4.50%, 04/10/26(b)	220	217,164
5.05%, 06/14/28(b)	205	203,721
Meiji Yasuda Life Insurance Co. 5.10%, 04/26/48 (Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(a)(b)	55	53,641
5.20%, 10/20/45 (Call 10/20/25),
(5-year USD Swap + 4.230%)(a)(b)	45	44,392
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	40	38,129
1.55%, 01/07/31(b)	75	59,445
1.88%, 01/11/27(b)	165	151,341
2.40%, 01/11/32(b)	15	12,276
2.95%, 04/09/30(b)	165	145,801
	Par
Security	(000)	Value

Insurance (continued)
3.45%, 12/18/26(b)	$125	$119,868
4.85%, 01/08/29(b)	155	152,922
5.15%, 03/28/33(b)	155	152,734
MGIC Investment Corp., 5.25%, 08/15/28
(Call 06/17/24)	35	33,979
Munich Re America Corp., Series B, 7.45%, 12/15/26	90	94,799
New York Life Global Funding
0.85%, 01/15/26(b)	195	181,736
1.20%, 08/07/30(b)	10	7,921
3.25%, 04/07/27(b)	10	9,504
3.60%, 08/05/25(b)	140	137,289
4.55%, 01/28/33(b)	220	208,423
4.85%, 01/09/28(b)	100	98,981
4.90%, 06/13/28(b)	170	168,600
5.00%, 01/09/34(b)	100	97,865
5.45%, 09/18/26(b)	60	60,222
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	165	122,012
4.45%, 05/15/69 (Call 11/15/68)(b)	30	23,697
5.88%, 05/15/33(b)	35	35,881
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	50	48,234
5.75%, 03/28/34 (Call 12/28/33)	5	4,976
Pricoa Global Funding I, 1.20%, 09/01/26(b)	20	18,261
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	40	33,100
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	60	49,849
3.10%, 11/15/26 (Call 08/15/26)	40	37,995
3.70%, 05/15/29 (Call 02/15/29)	25	23,150
4.30%, 11/15/46 (Call 05/15/46)	30	24,744
4.35%, 05/15/43	32	27,303
4.63%, 09/15/42	20	17,740
6.05%, 10/15/36	51	53,066
Principal Life Global Funding II
0.88%, 01/12/26(b)	55	51,117
1.25%, 06/23/25(b)	63	60,278
1.50%, 08/27/30(b)	40	31,833
1.63%, 11/19/30(b)	15	11,776
2.50%, 09/16/29(b)	26	22,638
3.00%, 04/18/26(b)	85	81,195
Progressive Corp. (The)
2.45%, 01/15/27	40	37,376
3.20%, 03/26/30 (Call 12/26/29)	65	58,872
3.70%, 01/26/45	30	23,585
3.95%, 03/26/50 (Call 09/26/49)	40	31,587
4.00%, 03/01/29 (Call 12/01/28)	47	44,820
4.13%, 04/15/47 (Call 10/15/46)	62	51,076
4.20%, 03/15/48 (Call 09/15/47)	40	33,276
4.35%, 04/25/44	20	17,243
6.25%, 12/01/32	73	78,031
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	90	79,289
4.30%, 09/30/28 (Call 06/30/28)(b)	60	57,661
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	60	56,186
2.10%, 03/10/30 (Call 12/10/29)	79	67,166
3.00%, 03/10/40 (Call 09/10/39)	50	36,912
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	75	64,310
3.70%, 03/13/51 (Call 09/13/50)	80	58,323
3.88%, 03/27/28 (Call 12/27/27)	60	57,446

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.91%, 12/07/47 (Call 06/07/47)	$70	$53,897
3.94%, 12/07/49 (Call 06/07/49)	82	62,391
4.35%, 02/25/50 (Call 08/25/49)	75	61,323
4.42%, 03/27/48 (Call 09/27/47)	45	37,387
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	85	78,824
5.70%, 12/14/36	67	68,643
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	105	102,738
5.75%, 07/15/33	23	23,933
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	105	102,601
6.50%, 03/15/54 (Call 12/15/33),
(5-year CMT + 2.404%)(a)	45	45,159
6.63%, 12/01/37	25	27,858
Prudential Funding Asia PLC, 3.63%, 03/24/32
(Call 12/24/31)	50	44,595
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	72	63,512
3.90%, 05/15/29 (Call 02/15/29)	73	68,210
3.95%, 09/15/26 (Call 06/15/26)	25	24,194
6.00%, 09/15/33 (Call 06/15/33)	50	50,728
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	90	81,050
2.75%, 01/21/27(b)	40	36,925
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	15	13,783
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29), (5-year CMT + 3.582%)(a)(b)	200	192,515
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	65	39,424
3.75%, 05/15/46 (Call 11/15/45)	39	30,273
4.00%, 05/30/47 (Call 11/30/46)	60	48,386
4.05%, 03/07/48 (Call 09/07/47)	30	24,399
4.10%, 03/04/49 (Call 09/04/48)	37	30,297
4.30%, 08/25/45 (Call 02/25/45)	45	38,260
4.60%, 08/01/43	30	26,868
5.35%, 11/01/40	40	39,492
5.45%, 05/25/53 (Call 11/25/52)	50	50,109
6.25%, 06/15/37	60	64,414
6.75%, 06/20/36	50	56,057
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	70	68,438
Unum Group, 4.13%, 06/15/51 (Call 12/15/50)	65	47,617
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	88	78,311
3.88%, 09/15/49 (Call 03/15/49)	44	31,761
4.50%, 09/15/28 (Call 06/15/28)	62	59,935
4.65%, 06/15/27 (Call 05/15/27)	65	63,655
5.05%, 09/15/48 (Call 03/15/48)	25	21,997
5.35%, 05/15/33 (Call 02/15/33)	60	58,471
XL Group Ltd., 5.25%, 12/15/43	30	27,853
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31),
(5-year CMT + 2.777%)(a)(d)	200	164,290
		11,709,193
Internet — 0.3%
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	90	85,347
3.60%, 06/01/26 (Call 03/01/26)	106	102,848
4.63%, 04/13/30 (Call 01/13/30)	120	117,161
	Par
Security	(000)	Value

Internet (continued)
Cars.com Inc., 6.38%, 11/01/28 (Call 07/01/24)(b)(c)	$25	$24,560
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	35	33,105
7.00%, 06/15/27 (Call 07/01/24)(b)	25	24,882
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	75	69,532
2.60%, 05/10/31 (Call 02/10/31)	55	46,733
2.70%, 03/11/30 (Call 12/11/29)	70	61,347
3.60%, 06/05/27 (Call 03/05/27)	77	73,661
3.65%, 05/10/51 (Call 11/10/50)	60	42,759
4.00%, 07/15/42 (Call 01/15/42)	85	68,177
Gen Digital Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	55	55,451
7.13%, 09/30/30 (Call 09/30/25)(b)	40	40,670
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 07/01/24)(b)	50	44,775
5.25%, 12/01/27 (Call 07/01/24)(b)	40	38,920
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 06/11/24)(b)	30	27,005
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	200	190,206
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(d)	200	185,051
3.68%, 01/21/30 (Call 10/21/29)(d)	200	174,084
4.99%, 01/19/52(d)	200	150,761
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(c)(f)	45	38,566
6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(b)(f)	55	40,987
9.75%, 04/15/29(b)	125	125,959
11.25%, 02/15/27(b)	105	110,915
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	75	62,292
4.75%, 07/15/27 (Call 07/01/24)	40	39,172
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	25	22,307
		2,097,233
Iron & Steel — 0.2%
ATI Inc.
4.88%, 10/01/29 (Call 10/01/24)	20	18,689
5.13%, 10/01/31 (Call 10/01/26)	20	18,236
5.88%, 12/01/27 (Call 07/01/24)	25	24,569
7.25%, 08/15/30 (Call 08/15/26)	25	25,683
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/01/24)	25	24,931
7.63%, 03/15/30 (Call 03/15/25)	20	20,503
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 07/01/24)(b)	25	23,411
4.88%, 03/01/31 (Call 03/01/26)(b)	20	17,525
5.88%, 06/01/27 (Call 07/01/24)(c)	31	30,700
6.25%, 10/01/40	15	12,698
6.75%, 04/15/30 (Call 04/15/26)(b)	45	44,525
7.00%, 03/15/32 (Call 03/15/27)(b)	50	49,384
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	20	17,539
4.13%, 01/15/30 (Call 01/15/25)	15	13,593
4.38%, 03/15/32 (Call 03/15/27)	20	17,835
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(d)	200	185,438
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	115	109,205
2.15%, 08/15/30 (Call 05/15/30)	70	58,100

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel (continued)
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	$60	$53,336
2.40%, 06/15/25 (Call 05/15/25)	62	59,989
3.25%, 01/15/31 (Call 10/15/30)	25	22,046
3.25%, 10/15/50 (Call 04/15/50)	15	9,794
3.45%, 04/15/30 (Call 01/15/30)	30	27,235
5.00%, 12/15/26 (Call 07/01/24)	55	54,519
U.S. Steel Corp., 6.65%, 06/01/37	20	19,802
		959,285
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	30	23,784
4.40%, 09/15/32 (Call 06/15/32)(c)	25	22,269
5.10%, 04/01/52 (Call 10/01/51)	35	27,127
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	20	18,653
3.35%, 06/08/25 (Call 05/08/25)(b)	75	73,196
Harley-Davidson Inc., 4.63%, 07/28/45
(Call 01/28/45)	28	22,864
Life Time Inc.
5.75%, 01/15/26 (Call 07/01/24)(b)	50	49,738
8.00%, 04/15/26 (Call 07/01/24)(b)	30	30,212
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(b)	80	78,653
5.88%, 02/15/27 (Call 06/11/24)(b)	60	59,102
7.75%, 02/15/29 (Call 11/15/28)(b)(c)	35	35,932
8.13%, 01/15/29 (Call 01/15/26)(b)	70	73,093
8.38%, 02/01/28 (Call 02/01/25)(b)	35	36,566
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	30	29,360
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	30	31,491
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	50	46,461
5.38%, 07/15/27 (Call 10/15/26)(b)	100	98,016
5.50%, 08/31/26 (Call 02/28/26)(b)	50	49,252
5.50%, 04/01/28 (Call 10/01/27)(b)	100	97,697
6.25%, 03/15/32 (Call 03/15/27)(b)	75	74,666
7.25%, 01/15/30 (Call 12/15/25)(b)	60	62,051
		1,040,183
Lodging — 0.2%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	90	76,379
3.75%, 05/01/29 (Call 07/01/24)(b)	45	40,778
4.00%, 05/01/31 (Call 05/01/26)(b)	61	53,893
4.88%, 01/15/30 (Call 01/15/25)	60	56,759
5.38%, 05/01/25 (Call 06/11/24)(b)	26	25,883
5.75%, 05/01/28 (Call 07/01/24)(b)	35	34,686
5.88%, 04/01/29 (Call 04/01/26)(b)	25	24,782
6.13%, 04/01/32 (Call 04/01/27)(b)	60	59,457
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)(c)	30	26,319
5.00%, 06/01/29 (Call 07/01/24)(b)	50	46,174
6.63%, 01/15/32 (Call 01/15/27)(b)	50	49,808
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 06/17/24)	35	34,084
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	50	49,484
5.75%, 01/30/27 (Call 12/30/26)	90	90,818
5.75%, 04/23/30 (Call 01/23/30)	35	35,557
	Par
Security	(000)	Value

Lodging (continued)
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 07/01/24)(b)(c)	$30	$27,199
4.75%, 01/15/28 (Call 07/01/24)	25	23,375
Studio City Co. Ltd., 7.00%, 02/15/27
(Call 07/01/24)(b)	50	49,879
Studio City Finance Ltd., 5.00%, 01/15/29
(Call 07/01/24)(b)	80	69,725
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	35	31,875
4.63%, 03/01/30 (Call 12/01/29)(b)	20	18,155
6.00%, 04/01/27 (Call 01/01/27)	30	29,900
6.60%, 10/01/25 (Call 07/01/25)	25	25,203
6.63%, 07/31/26 (Call 04/30/26)(b)	40	40,165
		1,020,337
Machinery — 0.6%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,894
AGCO Corp., 5.80%, 03/21/34 (Call 12/21/33)	50	49,914
ATS Corp., 4.13%, 12/15/28 (Call 07/02/24)(b)	25	22,566
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	85	87,564
9.50%, 01/01/31 (Call 01/01/26)(b)	31	33,502
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	11,054
1.88%, 01/15/26 (Call 12/15/25)	75	70,764
4.55%, 04/10/28 (Call 03/10/28)	10	9,740
5.50%, 01/12/29 (Call 12/12/28)	20	20,152
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	104	99,603
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	40	26,835
3.10%, 04/15/30 (Call 01/15/30)	81	73,387
3.75%, 04/15/50 (Call 10/15/49)	65	51,490
3.90%, 06/09/42 (Call 12/09/41)	75	62,746
5.38%, 10/16/29	30	30,704
7.13%, 03/03/31	25	28,254
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	50	44,770
3.15%, 11/15/25 (Call 08/15/25)	72	69,695
5.38%, 10/15/35	10	10,025
5.38%, 03/01/41 (Call 12/01/40)	37	36,085
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	25	20,481
3.50%, 10/01/30 (Call 07/01/30)	49	43,485
GrafTech Finance Inc., 4.63%, 12/15/28
(Call 07/01/24)(b)(c)	25	16,193
GrafTech Global Enterprises Inc., 9.88%, 12/15/28
(Call 12/15/25)(b)(c)	25	18,856
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	55	45,661
3.00%, 05/01/30 (Call 02/01/30)	74	64,630
Ingersoll Rand Inc.
5.70%, 08/14/33 (Call 05/14/33)	60	61,163
5.70%, 06/15/54 (Call 12/15/53)	50	50,572
John Deere Capital Corp.
0.70%, 01/15/26	62	57,815
1.05%, 06/17/26	72	66,380
1.30%, 10/13/26	50	45,796
1.45%, 01/15/31	22	17,746
1.50%, 03/06/28	12	10,575
1.75%, 03/09/27	75	68,717
2.00%, 06/17/31	32	26,327
2.25%, 09/14/26	90	84,488

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
2.45%, 01/09/30	$71	$62,413
2.65%, 06/10/26	77	73,444
2.80%, 09/08/27	90	84,041
2.80%, 07/18/29	65	58,669
3.05%, 01/06/28	43	40,545
3.40%, 06/06/25	114	112,172
3.40%, 09/11/25	78	76,166
3.45%, 03/07/29	72	67,581
4.15%, 09/15/27	45	43,920
4.35%, 09/15/32	60	57,226
4.50%, 01/16/29	205	201,017
5.10%, 04/11/34	150	149,185
5.15%, 09/08/26	100	100,129
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 06/17/24)(b)(c)	21	21,010
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 07/01/24)(b)	26	23,791
nVent Finance SARL
2.75%, 11/15/31 (Call 08/15/31)	65	53,094
5.65%, 05/15/33 (Call 02/15/33)	30	29,856
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	75	69,601
2.57%, 02/15/30 (Call 11/15/29)	125	108,841
3.11%, 02/15/40 (Call 08/15/39)	75	55,786
3.36%, 02/15/50 (Call 08/15/49)	35	24,526
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	30	17,071
3.50%, 03/01/29 (Call 12/01/28)	125	117,591
4.20%, 03/01/49 (Call 09/01/48)	45	37,346
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	30	30,839
Terex Corp., 5.00%, 05/15/29 (Call 07/01/24)(b)	35	33,015
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	50	46,360
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(b)	55	51,480
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	45	42,907
4.70%, 09/15/28 (Call 06/15/28)	75	73,368
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	55	49,259
2.25%, 01/30/31 (Call 10/30/30)	50	41,571
3.25%, 11/01/26 (Call 08/01/26)	80	76,267
4.38%, 11/01/46 (Call 05/01/46)	22	18,386
		3,695,102
Manufacturing — 0.2%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	41	35,735
3.75%, 12/01/27 (Call 09/01/27)	64	60,750
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	108,316
3.92%, 09/15/47 (Call 03/15/47)	20	15,910
4.00%, 11/02/32	40	37,124
4.15%, 03/15/33 (Call 12/15/32)	80	74,561
4.15%, 11/02/42	60	51,225
4.70%, 08/23/52 (Call 02/23/52)	45	40,653
Enpro Inc., 5.75%, 10/15/26 (Call 07/01/24)	25	24,751
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 06/04/24)(b)	30	30,000
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	25	21,508
5.00%, 09/15/26 (Call 07/15/26)	21	20,525
5.75%, 06/15/25 (Call 06/11/24)	20	19,930
	Par
Security	(000)	Value

Manufacturing (continued)
6.25%, 02/15/29 (Call 02/15/26)	$26	$25,913
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	75	70,957
3.90%, 09/01/42 (Call 03/01/42)	53	44,020
4.88%, 09/15/41 (Call 03/15/41)	67	63,330
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	10	9,528
3.25%, 06/14/29 (Call 03/14/29)	81	74,103
4.00%, 06/14/49 (Call 12/14/48)	55	43,116
4.10%, 03/01/47 (Call 09/01/46)(b)	35	27,913
4.20%, 11/21/34 (Call 05/21/34)	56	51,273
4.45%, 11/21/44 (Call 05/21/44)	30	25,663
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	45	43,360
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	80	74,585
2.25%, 04/01/28 (Call 02/01/28)	120	107,078
Trinity Industries Inc., 7.75%, 07/15/28
(Call 07/15/25)(b)	25	25,759
		1,227,586
Media — 1.7%
Belo Corp.
7.25%, 09/15/27	15	15,027
7.75%, 06/01/27	15	15,369
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	40	29,840
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	200	161,203
4.25%, 01/15/34 (Call 01/15/28)(b)	115	85,972
4.50%, 08/15/30 (Call 02/15/25)(b)	200	166,072
4.50%, 05/01/32 (Call 05/01/26)	170	134,845
4.50%, 06/01/33 (Call 06/01/27)(b)	100	77,158
4.75%, 03/01/30 (Call 09/01/24)(b)	200	170,313
4.75%, 02/01/32 (Call 02/01/27)(b)	70	56,360
5.00%, 02/01/28 (Call 06/17/24)(b)	200	184,654
5.13%, 05/01/27 (Call 07/01/24)(b)	185	176,689
5.38%, 06/01/29 (Call 07/01/24)(b)	95	85,114
6.38%, 09/01/29 (Call 09/01/25)(b)	75	70,152
7.38%, 03/01/31 (Call 03/01/26)(b)(c)	55	53,218
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	45	34,464
2.80%, 04/01/31 (Call 01/01/31)	10	8,159
3.50%, 06/01/41 (Call 12/01/40)	165	110,653
3.85%, 04/01/61 (Call 10/01/60)	365	214,770
3.90%, 06/01/52 (Call 12/01/51)	550	345,432
3.95%, 06/30/62 (Call 12/30/61)	100	59,447
4.20%, 03/15/28 (Call 12/15/27)	175	164,549
4.40%, 04/01/33 (Call 01/01/33)	95	83,406
4.80%, 03/01/50 (Call 09/01/49)	75	55,247
4.91%, 07/23/25 (Call 04/23/25)	62	61,418
5.05%, 03/30/29 (Call 12/30/28)	145	138,965
5.38%, 05/01/47 (Call 11/01/46)	15	12,033
5.75%, 04/01/48 (Call 10/01/47)	75	62,998
6.15%, 11/10/26 (Call 10/10/26)	5	5,038
6.38%, 10/23/35 (Call 04/23/35)	195	190,225
6.48%, 10/23/45 (Call 04/23/45)	400	368,707
6.65%, 02/01/34 (Call 11/01/33)	20	20,233
6.83%, 10/23/55 (Call 04/23/55)	20	18,977
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	200	159,155
1.95%, 01/15/31 (Call 10/15/30)	210	172,292
2.45%, 08/15/52 (Call 02/15/52)	105	58,702

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
2.65%, 02/01/30 (Call 11/01/29)	$145	$127,339
2.65%, 08/15/62 (Call 02/15/62)	90	48,768
2.80%, 01/15/51 (Call 07/15/50)	105	64,220
2.89%, 11/01/51 (Call 05/01/51)	300	186,556
2.94%, 11/01/56 (Call 05/01/56)	420	252,341
2.99%, 11/01/63 (Call 05/01/63)	250	145,902
3.15%, 03/01/26 (Call 12/01/25)	55	53,154
3.15%, 02/15/28 (Call 11/15/27)	60	56,139
3.20%, 07/15/36 (Call 01/15/36)	15	12,038
3.25%, 11/01/39 (Call 05/01/39)	80	61,047
3.30%, 02/01/27 (Call 11/01/26)	120	114,860
3.30%, 04/01/27 (Call 02/01/27)	50	47,696
3.40%, 04/01/30 (Call 01/01/30)	205	187,013
3.40%, 07/15/46 (Call 01/15/46)	75	54,040
3.45%, 02/01/50 (Call 08/01/49)	165	116,247
3.55%, 05/01/28 (Call 02/01/28)	40	37,857
3.75%, 04/01/40 (Call 10/01/39)	120	97,396
3.90%, 03/01/38 (Call 09/01/37)	100	84,473
3.95%, 10/15/25 (Call 08/15/25)	180	176,682
3.97%, 11/01/47 (Call 05/01/47)	115	89,519
4.00%, 08/15/47 (Call 02/15/47)	15	11,748
4.00%, 03/01/48 (Call 09/01/47)	75	58,861
4.00%, 11/01/49 (Call 05/01/49)	145	112,309
4.05%, 11/01/52 (Call 05/01/52)	80	61,978
4.15%, 10/15/28 (Call 07/15/28)	315	304,105
4.20%, 08/15/34 (Call 02/15/34)	60	54,689
4.25%, 10/15/30 (Call 07/15/30)	100	95,159
4.25%, 01/15/33	165	153,224
4.40%, 08/15/35 (Call 02/15/35)	40	36,760
4.60%, 10/15/38 (Call 04/15/38)	35	31,799
4.70%, 10/15/48 (Call 04/15/48)	105	92,776
4.80%, 05/15/33 (Call 02/15/33)	125	120,844
4.95%, 10/15/58 (Call 04/15/58)	70	62,215
5.25%, 11/07/25	140	139,962
5.35%, 11/15/27 (Call 10/15/27)	5	5,050
5.35%, 05/15/53 (Call 11/15/52)	55	52,407
5.50%, 05/15/64 (Call 11/15/63)	50	47,790
6.50%, 11/15/35	135	146,464
7.05%, 03/15/33	30	33,403
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	80	70,377
3.95%, 06/15/25 (Call 03/15/25)	40	39,180
3.95%, 03/20/28 (Call 12/20/27)	125	117,169
4.00%, 09/15/55 (Call 03/15/55)	86	54,623
4.13%, 05/15/29 (Call 02/15/29)	50	46,108
4.65%, 05/15/50 (Call 11/15/49)	62	45,788
4.88%, 04/01/43	59	47,274
4.90%, 03/11/26 (Call 12/11/25)	60	59,223
5.00%, 09/20/37 (Call 03/20/37)	40	34,676
5.20%, 09/20/47 (Call 03/20/47)	77	62,313
5.30%, 05/15/49 (Call 11/15/48)	58	47,045
6.35%, 06/01/40	40	38,729
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)(c)	45	25,588
5.38%, 11/15/31 (Call 11/15/26)(b)	73	40,466
5.88%, 07/15/26 (Call 07/01/24)(b)	40	39,945
7.00%, 05/15/27 (Call 06/11/24)(b)(c)	40	35,330
10.50%, 07/15/29 (Call 07/15/26)(b)	36	35,754
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 07/31/45)	200	193,017
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 07/01/24)(b)(c)	30	15,905
	Par
Security	(000)	Value

Media (continued)
5.25%, 08/15/27 (Call 06/17/24)(b)(c)	$45	$24,862
6.38%, 05/01/26 (Call 06/17/24)	45	34,329
8.38%, 05/01/27 (Call 06/17/24)(c)	50	17,981
NBCUniversal Media LLC, 4.45%, 01/15/43	120	103,303
Nexstar Media Inc.
4.75%, 11/01/28 (Call 06/11/24)(b)	60	52,974
5.63%, 07/15/27 (Call 06/11/24)(b)	105	99,097
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 07/01/24)(b)	35	22,501
5.38%, 01/15/31 (Call 01/15/26)(b)	25	10,225
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/01/24)(b)(c)	25	16,167
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 07/01/24)(b)	60	56,239
3.88%, 09/01/31 (Call 09/01/26)(b)	85	67,907
4.00%, 07/15/28 (Call 07/15/24)(b)	165	147,683
4.13%, 07/01/30 (Call 07/01/25)(b)	85	71,263
5.00%, 08/01/27 (Call 07/01/24)(b)	85	80,790
5.50%, 07/01/29 (Call 07/01/24)(b)	75	69,739
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	40	42,936
TEGNA Inc.
4.63%, 03/15/28 (Call 07/01/24)(c)	60	54,440
4.75%, 03/15/26 (Call 07/01/24)(b)	31	30,055
5.00%, 09/15/29 (Call 09/15/24)	60	52,692
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	26	24,992
5.50%, 08/15/35	25	24,971
5.65%, 11/23/43 (Call 05/23/43)	25	24,537
5.85%, 04/15/40	27	27,858
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	65	71,847
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	10	7,324
5.50%, 09/01/41 (Call 03/01/41)	270	225,240
6.55%, 05/01/37	10	9,469
7.30%, 07/01/38	170	171,665
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(b)	85	72,182
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	25,596
6.00%, 01/15/27 (Call 07/01/24)(b)	25	24,535
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	60	53,460
		10,329,055
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 06/17/24)(b)	25	24,180
6.38%, 06/15/30 (Call 07/15/25)(b)	30	30,054
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	30	29,051
Valmont Industries Inc., 5.00%, 10/01/44
(Call 04/01/44)	37	32,457
		115,742
Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32(d)	200	197,661
Century Aluminum Co., 7.50%, 04/01/28
(Call 07/01/24)(b)(c)	15	15,034
Coeur Mining Inc., 5.13%, 02/15/29 (Call 07/01/24)(b)	20	18,713
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 06/11/24)(b)	30	28,692
Constellium SE
3.75%, 04/15/29 (Call 06/11/24)(b)	30	26,973

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
5.63%, 06/15/28 (Call 06/11/24)(b)	$20	$19,441
5.88%, 02/15/26 (Call 07/01/24)(b)	20	19,890
Hecla Mining Co., 7.25%, 02/15/28 (Call 06/17/24)	30	30,231
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	30	26,595
4.63%, 03/01/28 (Call 07/01/24)(b)	30	27,905
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	105	101,961
New Gold Inc., 7.50%, 07/15/27 (Call 07/02/24)(b)	25	25,142
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	60	49,584
4.88%, 03/15/42 (Call 09/15/41)	150	137,239
6.25%, 10/01/39	50	52,902
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	105	94,100
4.20%, 05/13/50 (Call 11/13/49)(b)	30	24,206
5.35%, 03/15/34 (Call 12/15/33)(b)	50	49,692
Northern Star Resources Ltd., 6.13%, 04/11/33
(Call 01/11/33)(b)	30	30,067
Perenti Finance Pty Ltd.
6.50%, 10/07/25 (Call 06/14/24)(b)	14	14,050
7.50%, 04/26/29 (Call 04/26/26)(b)	25	25,470
Taseko Mines Ltd., 8.25%, 05/01/30 (Call 11/01/26)(b)	30	30,751
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	50	41,518
		1,087,817
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	10	9,827

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	89	83,007
3.25%, 02/15/29 (Call 07/01/24)	45	40,647
3.28%, 12/01/28 (Call 10/01/28)	60	54,187
3.57%, 12/01/31 (Call 09/01/31)	55	47,587
4.25%, 04/01/28 (Call 07/01/24)	50	47,543
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 06/11/24)(b)(c)	25	23,199
7.25%, 03/15/29 (Call 06/11/24)(b)(c)	20	17,852
Xerox Corp.
4.80%, 03/01/35	15	10,576
6.75%, 12/15/39	22	18,023
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	32	31,329
5.50%, 08/15/28 (Call 07/15/28)(b)	40	35,152
8.88%, 11/30/29 (Call 11/30/26)(b)	30	29,023
		438,125
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 06/17/24)(b)	20	18,874
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	27	25,506
		44,380
Packaging & Containers — 0.3%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	8,685
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	80	67,585
3.13%, 09/15/31 (Call 06/15/31)	50	42,018
6.00%, 06/15/29 (Call 05/15/26)	65	65,128
6.88%, 03/15/28 (Call 11/15/24)	40	40,821
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	125	117,093
4.50%, 02/15/26 (Call 07/01/24)(b)(c)	20	19,484
5.63%, 07/15/27 (Call 07/01/24)(b)	30	29,613
	Par
Security	(000)	Value

Packaging & Containers (continued)
5.65%, 01/15/34 (Call 10/15/33)(b)	$65	$63,421
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(b)	60	58,691
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 07/05/24)(b)	15	14,754
5.38%, 01/15/28 (Call 07/05/24)(b)	27	25,757
Clearwater Paper Corp., 4.75%, 08/15/28
(Call 06/17/24)(b)	20	18,653
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)	30	28,932
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	15	14,425
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	20	20,687
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(b)(c)	25	22,889
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 07/01/24)(b)	35	34,787
7.25%, 05/15/31 (Call 05/15/26)(b)	40	40,004
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	105	68,563
3.40%, 12/15/27 (Call 09/15/27)	10	9,445
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	115	104,853
4.00%, 12/01/27 (Call 09/01/27)(b)	25	23,433
5.00%, 04/15/29 (Call 04/15/25)(b)	25	23,717
5.50%, 09/15/25 (Call 06/15/25)(b)	25	24,879
6.88%, 07/15/33(b)	25	25,821
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(b)	45	44,661
7.25%, 02/15/31 (Call 11/15/26)(b)	20	20,559
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34
(Call 01/03/34)(b)	200	196,562
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	10	9,239
2.85%, 02/01/32 (Call 11/01/31)	5	4,176
3.13%, 05/01/30 (Call 02/01/30)	75	66,290
TriMas Corp., 4.13%, 04/15/29 (Call 07/01/24)(b)	25	22,664
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 07/01/24)(b)	60	59,133
8.50%, 08/15/27 (Call 06/11/24)(b)	40	39,844
WestRock MWV LLC, 8.20%, 01/15/30	20	22,588
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	50	41,651
3.38%, 09/15/27 (Call 06/15/27)	10	9,430
3.90%, 06/01/28 (Call 03/01/28)	25	23,715
4.00%, 03/15/28 (Call 12/15/27)	60	57,349
4.20%, 06/01/32 (Call 03/01/32)	20	18,551
4.65%, 03/15/26 (Call 01/15/26)	155	152,676
4.90%, 03/15/29 (Call 12/15/28)	40	39,525
		1,842,751
Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	35	31,473
AdaptHealth LLC
4.63%, 08/01/29 (Call 07/01/24)(b)	30	25,720
5.13%, 03/01/30 (Call 03/01/25)(b)	35	30,545
6.13%, 08/01/28 (Call 06/11/24)(b)	20	19,140
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/02/24)(b)(c)	40	29,133
9.25%, 04/01/26 (Call 07/01/24)(b)	45	42,086
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 07/02/24)(b)(c)	95	68,759

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 01/30/28 (Call 06/17/24)(b)(c)	$25	$14,106
5.00%, 02/15/29 (Call 06/11/24)(b)(c)	25	12,213
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	50	25,492
5.25%, 02/15/31 (Call 02/15/26)(b)(c)	30	15,279
5.50%, 11/01/25 (Call 07/02/24)(b)	90	84,951
5.75%, 08/15/27 (Call 06/17/24)(b)	30	22,540
6.13%, 02/01/27 (Call 07/02/24)(b)(c)	55	45,668
6.25%, 02/15/29 (Call 06/11/24)(b)(c)	50	27,034
7.25%, 05/30/29 (Call 06/17/24)(b)	20	11,101
9.00%, 12/15/25 (Call 07/02/24)(b)	55	52,396
11.00%, 09/30/28(b)	125	109,043
14.00%, 10/15/30 (Call 10/15/25)(b)	20	15,263
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)	45	45,413
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	45	38,945
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 07/04/24)(b)	17	16,546
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29 (Call 07/01/24)(b)	35	22,742
12.25%, 04/15/29 (Call 04/15/26)(b)	50	49,209
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(b)	85	78,264
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	110	94,656
3.10%, 05/17/27 (Call 02/17/27)	185	176,624
4.40%, 05/06/44	210	186,645
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(b)	30	27,330
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 07/01/24)(b)	120	110,837
5.13%, 04/30/31 (Call 04/30/26)(b)	120	105,994
Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 05/15/34 (Call 05/15/29)(b)	50	50,815
Owens & Minor Inc.
4.50%, 03/31/29 (Call 07/01/24)(b)(c)	30	26,389
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	30	28,578
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	40	38,631
4.65%, 06/15/30 (Call 03/15/30)	45	41,382
4.90%, 12/15/44 (Call 06/15/44)	20	15,832
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	55	51,392
3.00%, 05/15/50 (Call 11/15/49)	55	35,959
3.90%, 08/20/28 (Call 05/20/28)	30	28,562
3.95%, 09/12/47 (Call 03/12/47)	48	37,689
4.45%, 08/20/48 (Call 02/20/48)	30	25,509
4.50%, 11/13/25 (Call 08/13/25)	70	69,068
4.70%, 02/01/43 (Call 08/01/42)	70	62,471
		2,147,424
Private Equity — 0.0%
Apollo Management Holdings LP, 4.87%, 02/15/29
(Call 11/15/28)(b)(c)	25	24,583
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(b)	25	23,845
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	65	59,372
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	40	38,266
		146,066
Security	Par (000)	Value

Real Estate — 0.3%
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(b)	$34	$29,695
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)(c)	28	18,340
5.75%, 01/15/29 (Call 06/17/24)(b)(c)	33	22,649
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(c)	35	28,870
4.88%, 03/01/26 (Call 12/01/25)	65	64,172
5.50%, 04/01/29 (Call 03/01/29)	50	49,966
China Overseas Finance Cayman VI Ltd., 6.45%,
06/11/34(d)	200	204,548
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31
(Call 02/13/31)(d)	200	170,429
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 07/01/24)(b)	40	39,766
8.88%, 09/01/31 (Call 09/01/26)(b)(c)	25	26,311
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
06/15/27 (Call 03/15/27)(b)	40	41,470
Hongkong Land Finance Cayman Islands Co. Ltd.
(The), 2.88%, 05/27/30 (Call 02/27/30)(d)	200	173,406
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 06/17/24)(b)	40	35,532
4.38%, 02/01/31 (Call 02/01/26)(b)	40	34,090
5.38%, 08/01/28 (Call 07/01/24)(b)	45	42,614
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	183,286
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 07/01/24)	35	29,772
4.75%, 02/01/30 (Call 09/01/24)	35	28,738
5.00%, 03/01/31 (Call 03/01/26)	35	27,851
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	184,744
Ontario Teachers’ Cadillac Fairview Properties Trust,
4.13%, 02/01/29 (Call 11/01/28)(b)	35	32,894
Sun Hung Kai Properties Capital Market Ltd., 2.75%,
05/13/30 (Call 02/13/30)(d)	200	173,625
Swire Properties MTN Financing Ltd., 3.50%,
01/10/28(d)	200	187,859
		1,830,627
Real Estate Investment Trusts — 2.2%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	5	4,380
2.60%, 06/15/33 (Call 03/15/33)	50	39,007
5.63%, 06/15/34 (Call 03/15/34)	50	49,200
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	85	66,229
2.75%, 12/15/29 (Call 09/15/29)	30	26,239
2.95%, 03/15/34 (Call 12/15/33)	110	88,642
3.00%, 05/18/51 (Call 11/18/50)	82	49,516
3.38%, 08/15/31 (Call 05/15/31)	60	52,691
3.55%, 03/15/52 (Call 09/15/51)	45	30,244
3.80%, 04/15/26 (Call 02/15/26)	90	87,205
3.95%, 01/15/27 (Call 10/15/26)	53	51,013
4.00%, 02/01/50 (Call 08/01/49)	45	33,193
4.30%, 01/15/26 (Call 10/15/25)	35	34,345
4.50%, 07/30/29 (Call 04/30/29)	50	47,989
4.70%, 07/01/30 (Call 04/01/30)	70	67,243
4.85%, 04/15/49 (Call 10/15/48)	25	21,158
4.90%, 12/15/30 (Call 09/15/30)	81	78,895
5.15%, 04/15/53 (Call 10/15/52)	30	26,456
5.63%, 05/15/54 (Call 11/15/53)	40	37,765

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	$25	$20,191
3.38%, 07/15/51 (Call 01/15/51)	20	12,923
3.63%, 04/15/32 (Call 01/15/32)	100	86,688
4.90%, 02/15/29 (Call 11/15/28)	15	14,576
5.50%, 02/01/34 (Call 11/01/33)	45	44,044
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	20	18,946
1.45%, 09/15/26 (Call 08/15/26)	50	45,716
1.50%, 01/31/28 (Call 11/30/27)	90	78,408
1.60%, 04/15/26 (Call 03/15/26)	55	51,224
1.88%, 10/15/30 (Call 07/15/30)	60	48,434
2.10%, 06/15/30 (Call 03/15/30)	69	57,354
2.30%, 09/15/31 (Call 06/15/31)	60	48,575
2.70%, 04/15/31 (Call 01/15/31)	50	42,051
2.75%, 01/15/27 (Call 11/15/26)	89	83,451
2.90%, 01/15/30 (Call 10/15/29)	70	61,340
2.95%, 01/15/51 (Call 07/15/50)	80	49,611
3.10%, 06/15/50 (Call 12/15/49)	50	32,054
3.13%, 01/15/27 (Call 10/15/26)	44	41,598
3.38%, 10/15/26 (Call 07/15/26)	89	84,919
3.55%, 07/15/27 (Call 04/15/27)	74	70,088
3.60%, 01/15/28 (Call 10/15/27)	104	97,767
3.70%, 10/15/49 (Call 04/15/49)	27	19,503
3.80%, 08/15/29 (Call 05/15/29)	86	79,562
3.95%, 03/15/29 (Call 12/15/28)	71	66,584
4.00%, 06/01/25 (Call 03/01/25)	49	48,224
4.40%, 02/15/26 (Call 11/15/25)	55	53,994
5.65%, 03/15/33 (Call 12/15/32)	100	100,210
5.80%, 11/15/28 (Call 10/15/28)	50	50,830
5.90%, 11/15/33 (Call 08/15/33)	50	51,097
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29 (Call 07/01/24)(b)	30	25,095
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	75	60,980
2.45%, 01/15/31 (Call 10/17/30)	80	67,694
3.20%, 01/15/28 (Call 10/15/27)	5	4,681
3.35%, 05/15/27 (Call 02/15/27)	55	52,332
3.90%, 10/15/46 (Call 04/15/46)	40	31,192
4.15%, 07/01/47 (Call 01/01/47)	25	20,154
5.30%, 12/07/33 (Call 09/07/33)	30	29,668
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(b)(c)	20	17,893
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	50	36,947
2.55%, 04/01/32 (Call 01/01/32)	65	50,642
2.75%, 10/01/26 (Call 07/01/26)	70	65,219
2.90%, 03/15/30 (Call 12/15/29)	65	54,982
3.25%, 01/30/31 (Call 10/30/30)	95	80,054
3.40%, 06/21/29 (Call 03/21/29)	80	70,805
3.65%, 02/01/26 (Call 11/03/25)	95	91,489
4.50%, 12/01/28 (Call 09/01/28)	55	51,763
6.50%, 01/15/34 (Call 10/15/33)(c)	55	55,884
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	30	27,040
4.55%, 10/01/29 (Call 07/01/29)(c)	25	21,782
8.05%, 03/15/28 (Call 02/15/28)	20	20,593
8.88%, 04/12/29 (Call 03/12/29)	25	25,911
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	43	38,136
2.50%, 08/16/31 (Call 05/16/31)	25	20,402
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)	$50	$47,762
4.05%, 07/01/30 (Call 04/01/30)	60	55,243
4.13%, 06/15/26 (Call 03/15/26)	32	31,066
4.13%, 05/15/29 (Call 02/15/29)	30	28,133
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 07/01/24)(b)	45	41,713
5.75%, 05/15/26 (Call 06/11/24)(b)	55	54,002
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	31	27,178
3.15%, 07/01/29 (Call 04/01/29)	39	35,253
3.35%, 11/01/49 (Call 05/01/49)	30	20,808
4.10%, 10/15/28 (Call 07/15/28)	20	19,167
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	40	33,858
2.25%, 03/15/26 (Call 02/15/26)	58	54,603
2.75%, 04/15/31 (Call 01/15/31)	40	32,925
2.90%, 12/01/33 (Call 09/01/33)	30	23,406
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	70	63,810
1.35%, 07/15/25 (Call 06/15/25)	70	66,730
2.10%, 04/01/31 (Call 01/01/31)	91	73,227
2.25%, 01/15/31 (Call 10/15/30)	72	58,964
2.50%, 07/15/31 (Call 04/15/31)	86	70,646
2.90%, 03/15/27 (Call 02/15/27)	15	14,025
2.90%, 04/01/41 (Call 10/01/40)	132	91,264
3.10%, 11/15/29 (Call 08/15/29)	55	48,862
3.25%, 01/15/51 (Call 07/15/50)	68	44,858
3.30%, 07/01/30 (Call 04/01/30)	67	59,274
3.65%, 09/01/27 (Call 06/01/27)	109	103,376
3.70%, 06/15/26 (Call 03/15/26)	120	115,772
3.80%, 02/15/28 (Call 11/15/27)	55	51,911
4.00%, 03/01/27 (Call 12/01/26)	25	24,073
4.00%, 11/15/49 (Call 05/15/49)	33	25,002
4.15%, 07/01/50 (Call 01/01/50)	50	38,794
4.30%, 02/15/29 (Call 11/15/28)	62	59,005
4.45%, 02/15/26 (Call 11/15/25)	77	75,613
5.80%, 03/01/34 (Call 12/01/33)	115	115,781
CubeSmart LP
2.50%, 02/15/32 (Call 11/15/31)	60	48,567
4.38%, 02/15/29 (Call 11/15/28)	50	47,641
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	90	82,865
3.70%, 08/15/27 (Call 05/15/27)	155	147,566
4.45%, 07/15/28 (Call 04/15/28)	65	62,800
DOC DR LLC
2.63%, 11/01/31 (Call 08/01/31)	30	24,670
3.95%, 01/15/28 (Call 10/15/27)	10	9,539
4.30%, 03/15/27 (Call 12/15/26)	20	19,482
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	20	19,114
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	40	37,695
1.25%, 07/15/25 (Call 06/15/25)	99	94,316
1.55%, 03/15/28 (Call 01/15/28)	60	52,248
1.80%, 07/15/27 (Call 05/15/27)	60	53,860
2.00%, 05/15/28 (Call 03/15/28)	45	39,557
2.15%, 07/15/30 (Call 04/15/30)	124	102,825
2.50%, 05/15/31 (Call 02/15/31)	20	16,596
2.90%, 11/18/26 (Call 09/18/26)	69	64,893
2.95%, 09/15/51 (Call 03/15/51)	50	30,769
3.00%, 07/15/50 (Call 01/15/50)	45	28,386

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 11/18/29 (Call 08/18/29)	$65	$58,222
3.40%, 02/15/52 (Call 08/15/51)	10	6,779
3.90%, 04/15/32 (Call 01/15/32)	30	27,046
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	25	23,256
3.20%, 06/15/29 (Call 03/15/29)	60	54,100
3.25%, 07/15/27 (Call 04/15/27)	35	32,854
3.50%, 06/01/30 (Call 03/01/30)	45	40,558
4.50%, 12/01/44 (Call 06/01/44)	25	20,395
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)(c)	55	51,020
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	60	56,359
3.75%, 09/15/30(b)(c)	25	21,657
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	45	40,652
2.88%, 01/15/31 (Call 10/15/30)	61	52,297
3.00%, 01/15/30 (Call 10/15/29)	55	48,544
3.25%, 07/15/26 (Call 05/15/26)	40	38,195
3.50%, 07/15/29 (Call 04/15/29)	10	9,181
4.00%, 06/01/25 (Call 03/01/25)	25	24,565
5.25%, 12/15/32 (Call 09/15/32)	55	53,844
6.75%, 02/01/41 (Call 08/01/40)	34	37,131
Highwoods Realty LP
3.88%, 03/01/27 (Call 12/01/26)	35	33,070
7.65%, 02/01/34 (Call 11/01/33)	30	32,197
Host Hotels & Resorts LP
5.70%, 07/01/34 (Call 04/01/34)	40	39,204
Series F, 4.50%, 02/01/26 (Call 11/01/25)	52	50,916
Series H, 3.38%, 12/15/29 (Call 09/15/29)	72	63,962
Series I, 3.50%, 09/15/30 (Call 06/15/30)	72	63,507
Series J, 2.90%, 12/15/31 (Call 09/15/31)	15	12,449
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	35	24,470
3.95%, 11/01/27 (Call 08/01/27)	20	17,180
4.65%, 04/01/29 (Call 01/01/29)	30	23,480
5.95%, 02/15/28 (Call 01/15/28)(c)	25	21,473
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	35	27,461
2.30%, 11/15/28 (Call 09/15/28)	30	26,402
4.15%, 04/15/32 (Call 01/15/32)	165	150,201
5.50%, 08/15/33 (Call 05/15/33)	10	9,864
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	65	57,911
4.88%, 09/15/27 (Call 06/11/24)(b)	57	55,006
4.88%, 09/15/29 (Call 09/15/24)(b)	60	55,658
5.00%, 07/15/28 (Call 06/11/24)(b)	30	28,414
5.25%, 03/15/28 (Call 06/11/24)(b)	45	43,323
5.25%, 07/15/30 (Call 07/15/25)(b)	75	70,039
5.63%, 07/15/32 (Call 07/15/26)(b)	35	32,646
7.00%, 02/15/29 (Call 08/15/25)(b)	110	111,475
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(b)	45	40,581
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	29,795
2.65%, 11/15/33 (Call 08/15/33)	35	25,583
3.05%, 02/15/30 (Call 11/15/29)	15	12,610
4.25%, 08/15/29 (Call 05/15/29)	55	49,605
4.38%, 10/01/25 (Call 07/01/25)	40	39,164
4.75%, 12/15/28 (Call 09/15/28)	30	28,315
6.25%, 01/15/36 (Call 10/15/35)	30	28,772
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	$20	$17,738
2.25%, 12/01/31 (Call 09/01/31)	30	23,864
2.70%, 10/01/30 (Call 07/01/30)	75	64,327
2.80%, 10/01/26 (Call 07/01/26)	19	17,942
3.20%, 04/01/32 (Call 01/01/32)	5	4,261
3.80%, 04/01/27 (Call 01/01/27)	35	33,627
4.13%, 12/01/46 (Call 06/01/46)	30	22,702
4.25%, 04/01/45 (Call 10/01/44)	30	23,803
4.60%, 02/01/33 (Call 11/01/32)	135	125,996
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	75	48,681
4.63%, 08/01/29 (Call 08/01/24)	50	36,412
5.00%, 10/15/27 (Call 07/01/24)(c)	85	69,677
5.25%, 08/01/26 (Call 07/01/24)	30	27,205
NNN REIT Inc.
3.50%, 04/15/51 (Call 10/15/50)	75	52,120
4.30%, 10/15/28 (Call 07/15/28)	25	24,018
5.50%, 06/15/34 (Call 03/15/34)	30	29,602
5.60%, 10/15/33 (Call 07/15/33)	75	74,609
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	60	48,066
3.38%, 02/01/31 (Call 11/01/30)	57	48,449
4.75%, 01/15/28 (Call 10/15/27)	50	48,099
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 07/01/24)(b)	45	41,877
5.88%, 10/01/28 (Call 07/01/24)(b)	45	44,082
7.00%, 02/01/30 (Call 08/01/26)(b)	25	25,151
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	15	11,851
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	35	27,719
1.63%, 03/15/31 (Call 12/15/30)	80	63,506
1.75%, 07/01/30 (Call 04/01/30)	49	40,165
2.13%, 04/15/27 (Call 02/15/27)	56	51,570
2.13%, 10/15/50 (Call 04/15/50)	42	22,456
2.25%, 04/15/30 (Call 01/15/30)	124	105,753
2.88%, 11/15/29 (Call 08/15/29)	39	34,920
3.00%, 04/15/50 (Call 10/15/49)	37	24,055
3.05%, 03/01/50 (Call 09/01/49)	42	27,456
3.25%, 06/30/26 (Call 03/30/26)	45	43,239
3.25%, 10/01/26 (Call 07/01/26)	55	52,563
3.38%, 12/15/27 (Call 09/15/27)	20	18,937
3.88%, 09/15/28 (Call 06/15/28)	50	47,708
4.00%, 09/15/28 (Call 06/15/28)	41	39,349
4.38%, 09/15/48 (Call 03/15/48)	45	37,472
4.63%, 01/15/33 (Call 10/15/32)	35	33,360
4.75%, 06/15/33 (Call 03/15/33)	50	47,965
5.13%, 01/15/34 (Call 10/15/33)	55	54,101
5.25%, 06/15/53 (Call 12/15/52)	50	47,147
5.25%, 03/15/54 (Call 09/15/53)	25	23,422
Public Storage Operating Co.
1.85%, 05/01/28 (Call 03/01/28)	20	17,691
2.30%, 05/01/31 (Call 02/01/31)	160	133,395
3.39%, 05/01/29 (Call 02/01/29)	50	46,490
5.10%, 08/01/33 (Call 05/01/33)	85	83,799
5.35%, 08/01/53 (Call 02/01/53)	30	28,917
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	95	91,114
3.70%, 06/15/30 (Call 03/15/30)	40	36,511

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 03/15/28 (Call 12/15/27)	$5	$4,796
4.40%, 02/01/47 (Call 08/01/46)	20	16,267
4.65%, 03/15/49 (Call 09/15/48)	35	29,135
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	5	4,063
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 07/01/24)(b)	35	32,564
4.75%, 10/15/27 (Call 07/01/24)	40	38,359
6.50%, 04/01/32 (Call 04/01/27)(b)	60	59,623
7.25%, 07/15/28 (Call 07/15/25)(b)	25	25,538
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	40	32,928
3.90%, 10/15/29 (Call 07/15/29)	5	4,469
SBA Communications Corp.
3.13%, 02/01/29 (Call 07/01/24)	90	79,348
3.88%, 02/15/27 (Call 06/11/24)	90	85,200
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	75	72,623
3.63%, 01/28/26 (Call 12/28/25)(b)	105	101,765
3.75%, 03/23/27 (Call 12/23/26)(b)	30	28,616
4.38%, 05/28/30 (Call 02/28/30)(b)	70	66,279
Scentre Group Trust 2, 5.13%, 09/24/80
(Call 06/24/30), (5-year CMT + 4.685%)(a)(b)	35	32,083
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	95	84,265
2.45%, 09/13/29 (Call 06/13/29)	272	237,081
2.65%, 07/15/30 (Call 04/15/30)	60	51,937
2.65%, 02/01/32 (Call 12/01/31)	50	41,528
3.25%, 11/30/26 (Call 08/30/26)	45	42,940
3.25%, 09/13/49 (Call 03/13/49)	95	63,817
3.30%, 01/15/26 (Call 10/15/25)	265	256,420
3.38%, 12/01/27 (Call 09/01/27)	70	66,126
3.80%, 07/15/50 (Call 01/15/50)	115	84,777
4.25%, 10/01/44 (Call 04/01/44)	5	4,057
5.85%, 03/08/53 (Call 09/03/52)	5	4,963
6.75%, 02/01/40 (Call 11/01/39)	85	92,676
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	25	23,228
4.38%, 01/15/27 (Call 07/15/26)(b)	30	28,105
7.25%, 04/01/29 (Call 10/01/28)(b)	30	29,855
Tanger Properties LP, 2.75%, 09/01/31
(Call 06/01/31)	30	24,381
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)(c)	40	27,122
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 06/11/24)(b)	35	28,878
6.50%, 02/15/29 (Call 06/11/24)(b)(c)	65	45,094
10.50%, 02/15/28 (Call 09/15/25)(b)	200	200,076
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	35	30,649
3.25%, 10/15/26 (Call 07/15/26)	35	33,078
3.85%, 04/01/27 (Call 01/01/27)	47	45,050
4.00%, 03/01/28 (Call 12/01/27)	27	25,670
4.13%, 01/15/26 (Call 10/15/25)	70	68,346
4.38%, 02/01/45 (Call 08/01/44)	20	15,873
4.40%, 01/15/29 (Call 10/15/28)	57	54,534
4.75%, 11/15/30 (Call 08/15/30)	12	11,444
4.88%, 04/15/49 (Call 10/15/48)	17	14,444
5.63%, 07/01/34 (Call 04/01/34)	30	29,559
5.70%, 09/30/43 (Call 03/30/43)	35	33,370
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	$70	$64,630
3.50%, 06/15/29 (Call 03/15/29)(b)	55	48,781
4.13%, 09/20/28 (Call 06/20/28)(b)	35	32,341
4.63%, 09/20/48 (Call 03/20/48)(b)(c)	45	32,265
WEA Finance LLC/Westfield U.K. & Europe Finance
PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	10	7,540
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	60	52,072
2.75%, 01/15/31 (Call 10/15/30)	60	51,320
2.75%, 01/15/32 (Call 10/15/31)	35	29,220
2.80%, 06/01/31 (Call 03/01/31)	55	46,721
4.00%, 06/01/25 (Call 03/01/25)	225	221,916
4.13%, 03/15/29 (Call 12/15/28)	75	71,211
4.25%, 04/15/28 (Call 01/15/28)	35	33,680
4.95%, 09/01/48 (Call 03/01/48)	25	22,444
6.50%, 03/15/41 (Call 09/15/40)	35	37,710
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	90	68,495
2.40%, 02/01/31 (Call 11/01/30)	40	33,186
2.45%, 02/01/32 (Call 11/01/31)	20	16,039
3.85%, 07/15/29 (Call 04/15/29)	20	18,544
4.25%, 10/01/26 (Call 07/01/26)	35	33,998
XHR LP
4.88%, 06/01/29 (Call 07/01/24)(b)	30	27,636
6.38%, 08/15/25 (Call 06/11/24)(b)	30	29,976
		13,901,254
Retail — 1.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 06/11/24)(b)	40	36,063
3.88%, 01/15/28 (Call 07/01/24)(b)	95	88,220
4.00%, 10/15/30 (Call 10/15/25)(b)	195	169,711
4.38%, 01/15/28 (Call 07/02/24)(b)	50	46,714
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	42	36,301
3.50%, 03/15/32 (Call 12/15/31)(c)	20	16,771
3.90%, 04/15/30 (Call 01/15/30)(c)	27	24,254
5.95%, 03/09/28 (Call 02/09/28)	25	24,760
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 06/11/24)	25	23,597
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	47	43,227
4.75%, 03/01/30 (Call 03/01/25)	25	22,929
5.00%, 02/15/32 (Call 11/15/26)(b)	35	31,343
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	70	55,939
3.80%, 11/15/27 (Call 08/15/27)	45	42,204
4.50%, 10/01/25 (Call 07/01/25)	15	14,758
4.75%, 06/01/30 (Call 03/01/30)	55	52,401
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	25	23,425
4.75%, 08/01/32 (Call 05/01/32)	130	124,246
4.75%, 02/01/33 (Call 11/01/32)	20	19,039
6.25%, 11/01/28 (Call 10/01/28)	50	51,910
6.55%, 11/01/33 (Call 08/01/33)	55	59,091
Bath & Body Works Inc.
5.25%, 02/01/28(c)	40	38,935
6.63%, 10/01/30 (Call 10/01/25)(b)	60	60,048
6.75%, 07/01/36	50	49,775
6.88%, 11/01/35	60	60,522
6.95%, 03/01/33	20	19,550
7.50%, 06/15/29 (Call 07/01/24)(c)	25	25,775

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 07/01/24)(b)	$20	$18,117
4.50%, 11/15/26 (Call 07/01/24)(b)	15	14,536
6.50%, 08/01/30 (Call 08/01/26)(b)	35	35,085
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	45	43,661
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)	20	19,114
Brinker International Inc., 8.25%, 07/15/30
(Call 07/15/26)(b)	20	20,887
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24),
(12.00% PIK)(b)(e)	50	52,255
13.00%, 06/01/30 (Call 08/15/25),
(13.00% PIK)(b)(e)	100	103,018
14.00%, 06/01/31 (Call 08/15/28),
(14.00% PIK)(b)(e)	125	131,709
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	10	9,577
6.30%, 10/10/33 (Call 07/10/33)	60	61,675
Dave & Buster's Inc., 7.63%, 11/01/25
(Call 07/01/24)(b)	31	31,176
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	35	31,779
3.88%, 04/15/27 (Call 01/15/27)	65	62,581
4.13%, 05/01/28 (Call 02/01/28)	40	38,466
4.13%, 04/03/50 (Call 10/03/49)	55	41,669
4.15%, 11/01/25 (Call 08/01/25)	65	63,708
4.63%, 11/01/27 (Call 10/01/27)	55	53,753
5.45%, 07/05/33 (Call 04/05/33)	65	64,358
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	25	20,725
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	30	24,209
6.88%, 11/01/33 (Call 08/01/33)	80	87,710
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 07/01/24)(b)	46	41,987
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 07/01/24)(b)	20	18,464
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	135	116,837
1.38%, 03/15/31 (Call 12/15/30)	110	86,983
1.50%, 09/15/28 (Call 07/15/28)	70	60,859
1.88%, 09/15/31 (Call 06/15/31)	20	16,171
2.13%, 09/15/26 (Call 06/15/26)	100	93,764
2.38%, 03/15/51 (Call 09/15/50)	95	54,039
2.70%, 04/15/30 (Call 01/15/30)	109	96,188
2.75%, 09/15/51 (Call 03/15/51)	55	33,898
2.88%, 04/15/27 (Call 03/15/27)	100	94,457
2.95%, 06/15/29 (Call 03/15/29)	120	109,344
3.13%, 12/15/49 (Call 06/15/49)	105	70,910
3.25%, 04/15/32 (Call 01/15/32)	40	35,230
3.30%, 04/15/40 (Call 10/15/39)	125	96,990
3.35%, 09/15/25 (Call 06/15/25)	100	97,702
3.35%, 04/15/50 (Call 10/15/49)	100	70,358
3.50%, 09/15/56 (Call 03/15/56)	45	31,615
3.63%, 04/15/52 (Call 10/15/51)	85	62,343
3.90%, 12/06/28 (Call 09/06/28)	125	120,227
3.90%, 06/15/47 (Call 12/15/46)	115	90,351
4.00%, 09/15/25 (Call 08/15/25)	60	59,077
4.20%, 04/01/43 (Call 10/01/42)	20	16,912
4.40%, 03/15/45 (Call 09/15/44)	70	60,175
4.50%, 12/06/48 (Call 06/06/48)	105	90,164
Security	Par (000)	Value

Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)	$50	$46,016
5.40%, 09/15/40 (Call 03/15/40)	60	59,934
5.88%, 12/16/36	209	219,982
5.95%, 04/01/41 (Call 10/01/40)	50	52,748
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 07/01/24)(b)	45	43,677
Lithia Motors Inc.
3.88%, 06/01/29 (Call 07/01/24)(b)	45	40,126
4.38%, 01/15/31 (Call 10/15/25)(b)	35	30,897
4.63%, 12/15/27 (Call 07/01/24)(b)	25	23,781
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	30	26,039
1.70%, 09/15/28 (Call 07/15/28)	140	121,753
1.70%, 10/15/30 (Call 07/15/30)	115	93,159
2.50%, 04/15/26 (Call 01/15/26)	70	66,599
2.63%, 04/01/31 (Call 01/01/31)	135	114,739
2.80%, 09/15/41 (Call 03/15/41)	25	17,212
3.00%, 10/15/50 (Call 04/15/50)	120	74,878
3.10%, 05/03/27 (Call 02/03/27)	135	127,933
3.35%, 04/01/27 (Call 03/01/27)	45	42,904
3.38%, 09/15/25 (Call 06/15/25)	90	87,739
3.50%, 04/01/51 (Call 10/01/50)	65	44,528
3.65%, 04/05/29 (Call 01/05/29)	90	84,346
3.70%, 04/15/46 (Call 10/15/45)	60	44,258
3.75%, 04/01/32 (Call 01/01/32)	175	158,213
4.05%, 05/03/47 (Call 11/03/46)	120	92,878
4.25%, 04/01/52 (Call 10/01/51)	95	74,568
4.38%, 09/15/45 (Call 03/15/45)	5	4,116
4.45%, 04/01/62 (Call 10/01/61)	90	69,709
4.50%, 04/15/30 (Call 01/15/30)	75	72,559
4.55%, 04/05/49 (Call 10/05/48)	10	8,285
4.65%, 04/15/42 (Call 10/15/41)	35	30,681
4.80%, 04/01/26 (Call 03/01/26)	100	99,149
5.00%, 04/15/33 (Call 01/15/33)	10	9,806
5.00%, 04/15/40 (Call 10/15/39)	35	32,465
5.13%, 04/15/50 (Call 10/15/49)	55	49,534
5.15%, 07/01/33 (Call 04/01/33)	150	148,662
5.50%, 10/15/35	56	56,915
5.63%, 04/15/53 (Call 10/15/52)	65	62,858
5.80%, 09/15/62 (Call 03/15/62)	60	58,238
5.85%, 04/01/63 (Call 10/01/62)	5	4,890
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	20	19,106
4.25%, 08/01/31 (Call 05/01/31)	25	22,079
4.38%, 04/01/30 (Call 01/01/30)	30	27,210
5.00%, 01/15/44 (Call 07/15/43)	60	47,044
6.95%, 03/15/28	15	15,039
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	100	94,390
4.70%, 06/15/32 (Call 03/15/32)	100	95,823
Papa John’s International Inc., 3.88%, 09/15/29
(Call 09/15/24)(b)(c)	25	21,716
Patrick Industries Inc., 4.75%, 05/01/29
(Call 07/01/24)(b)	20	18,340
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	100	92,124
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32
(Call 03/01/27)	35	34,361
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	100	93,025
2.35%, 02/15/30 (Call 11/15/29)	85	74,063
2.50%, 04/15/26	50	47,810

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.65%, 09/15/30 (Call 06/15/30)	$55	$48,369
2.95%, 01/15/52 (Call 07/15/51)	35	22,570
3.38%, 04/15/29 (Call 01/15/29)	70	65,534
3.63%, 04/15/46	65	49,652
3.90%, 11/15/47 (Call 05/15/47)	75	59,384
4.00%, 07/01/42	65	54,884
4.50%, 09/15/32 (Call 06/15/32)	70	67,198
4.80%, 01/15/53 (Call 07/15/52)(c)	40	36,353
6.50%, 10/15/37	135	149,434
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	15	13,012
2.25%, 09/15/26 (Call 06/15/26)	120	112,867
4.50%, 04/15/50 (Call 10/15/49)	30	26,375
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	15	12,078
5.25%, 05/15/33 (Call 02/15/33)	55	54,432
Victoria’s Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(b)(c)	35	28,522
Walgreen Co., 4.40%, 09/15/42	15	12,334
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(c)	25	21,837
3.45%, 06/01/26 (Call 03/01/26)	85	81,063
4.10%, 04/15/50 (Call 10/15/49)(c)	55	40,045
4.50%, 11/18/34 (Call 05/18/34)	20	17,451
4.80%, 11/18/44 (Call 05/18/44)(c)	55	46,016
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	57	49,643
4.63%, 01/31/32 (Call 10/01/26)	85	77,459
4.75%, 01/15/30 (Call 10/15/29)(b)	45	42,525
5.35%, 11/01/43 (Call 05/01/43)	20	18,882
5.38%, 04/01/32 (Call 04/01/27)	60	57,198
6.88%, 11/15/37	20	21,601
		8,501,943
Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	88	83,407
3.96%, 07/18/30 (Call 07/18/29),
(3-mo. LIBOR US + 1.855%)(a)(b)	40	36,852
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)	225	214,503
6.56%, 10/18/27 (Call 10/18/26),
(1-day SOFR + 1.910%)(a)(b)	210	214,140
		548,902
Semiconductors — 1.7%
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(b)	25	25,939
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	45	39,387
2.10%, 10/01/31 (Call 07/01/31)	60	49,337
2.80%, 10/01/41 (Call 04/01/41)	90	63,462
2.95%, 10/01/51 (Call 04/01/51)	78	50,789
3.50%, 12/05/26 (Call 09/05/26)	90	86,731
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	60	50,117
2.75%, 06/01/50 (Call 12/01/49)	60	39,125
3.30%, 04/01/27 (Call 01/01/27)	97	93,024
3.90%, 10/01/25 (Call 07/01/25)	50	49,187
4.35%, 04/01/47 (Call 10/01/46)	62	54,188
5.10%, 10/01/35 (Call 04/01/35)	40	40,306
5.85%, 06/15/41	44	46,411
Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	$40	$37,633
3.88%, 01/15/27 (Call 10/15/26)	100	96,521
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	195	162,840
2.60%, 02/15/33 (Call 11/15/32)(b)	110	88,082
3.14%, 11/15/35 (Call 08/15/35)(b)	210	166,738
3.15%, 11/15/25 (Call 10/15/25)	35	33,849
3.19%, 11/15/36 (Call 08/15/36)(b)	195	152,880
3.42%, 04/15/33 (Call 01/15/33)(b)	178	152,076
3.46%, 09/15/26 (Call 07/15/26)	35	33,603
3.47%, 04/15/34 (Call 01/15/34)(b)	190	160,242
3.50%, 02/15/41 (Call 08/15/40)(b)	180	137,049
3.75%, 02/15/51 (Call 08/15/50)(b)	105	77,231
4.00%, 04/15/29 (Call 02/15/29)(b)	55	52,013
4.11%, 09/15/28 (Call 06/15/28)	145	138,945
4.15%, 11/15/30 (Call 08/15/30)	195	182,776
4.15%, 04/15/32 (Call 01/15/32)(b)	95	86,840
4.30%, 11/15/32 (Call 08/15/32)	100	92,555
4.93%, 05/15/37 (Call 02/15/37)(b)	130	120,967
5.00%, 04/15/30 (Call 01/15/30)	20	19,884
Entegris Inc.
3.63%, 05/01/29 (Call 07/01/24)(b)	30	26,688
4.38%, 04/15/28 (Call 06/11/24)(b)	25	23,389
4.75%, 04/15/29 (Call 01/15/29)(b)	110	104,411
5.95%, 06/15/30 (Call 06/15/25)(b)	55	54,156
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	150	142,800
3.05%, 08/12/51 (Call 02/12/51)	20	12,609
3.20%, 08/12/61 (Call 02/12/61)	25	15,275
3.73%, 12/08/47 (Call 06/08/47)	285	210,331
4.75%, 03/25/50 (Call 09/25/49)	50	42,890
4.88%, 02/10/26	300	298,146
4.88%, 02/10/28 (Call 01/10/28)	370	367,390
5.05%, 08/05/62 (Call 02/05/62)	10	8,813
5.13%, 02/10/30 (Call 12/10/29)	310	309,551
5.15%, 02/21/34 (Call 11/21/33)	50	48,971
5.20%, 02/10/33 (Call 11/10/32)(c)	175	173,489
5.60%, 02/21/54 (Call 08/21/53)	120	115,837
5.63%, 02/10/43 (Call 08/10/42)	220	218,675
5.70%, 02/10/53 (Call 08/10/52)	375	366,859
5.90%, 02/10/63 (Call 08/10/62)	195	193,930
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	20	19,340
4.65%, 07/15/32 (Call 04/15/32)	60	58,127
4.95%, 07/15/52 (Call 01/15/52)	110	101,987
5.25%, 07/15/62 (Call 01/15/62)	60	57,160
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	65	54,465
2.88%, 06/15/50 (Call 12/15/49)	55	35,920
3.13%, 06/15/60 (Call 12/15/59)	44	27,908
3.75%, 03/15/26 (Call 01/15/26)	100	97,486
4.00%, 03/15/29 (Call 12/15/28)	93	89,062
4.88%, 03/15/49 (Call 09/15/48)	40	36,627
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	50	46,636
2.45%, 04/15/28 (Call 02/15/28)	22	19,773
2.95%, 04/15/31 (Call 01/15/31)	80	68,450
4.88%, 06/22/28 (Call 03/22/28)	55	53,911
Microchip Technology Inc., 4.25%, 09/01/25
(Call 07/01/24)	40	39,350

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	$45	$37,105
3.37%, 11/01/41 (Call 05/01/41)	40	29,304
3.48%, 11/01/51 (Call 05/01/51)	40	27,531
4.19%, 02/15/27 (Call 12/15/26)	122	118,420
4.66%, 02/15/30 (Call 11/15/29)	75	72,386
4.98%, 02/06/26 (Call 12/06/25)	80	79,328
5.33%, 02/06/29 (Call 11/06/28)	76	76,108
5.88%, 02/09/33 (Call 11/09/32)	65	66,486
5.88%, 09/15/33 (Call 06/15/33)	50	51,159
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	80	66,756
2.85%, 04/01/30 (Call 01/01/30)	146	131,619
3.20%, 09/16/26 (Call 06/16/26)	125	120,676
3.50%, 04/01/40 (Call 10/01/39)	124	102,447
3.50%, 04/01/50 (Call 10/01/49)	70	53,512
3.70%, 04/01/60 (Call 10/01/59)	47	35,364
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)	40	39,876
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	55	45,891
2.65%, 02/15/32 (Call 11/15/31)	85	70,238
3.13%, 02/15/42 (Call 08/15/41)	40	28,190
3.15%, 05/01/27 (Call 03/01/27)	77	72,596
3.25%, 05/11/41 (Call 11/11/40)	65	47,410
3.25%, 11/30/51 (Call 05/30/51)	40	26,317
3.40%, 05/01/30 (Call 02/01/30)	89	80,223
3.88%, 06/18/26 (Call 04/18/26)	45	43,671
4.30%, 06/18/29 (Call 03/18/29)	40	38,241
4.40%, 06/01/27 (Call 05/01/27)	10	9,752
5.00%, 01/15/33 (Call 10/15/32)	35	33,986
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 07/01/24)(b)	40	36,543
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	65	55,042
4.38%, 10/15/29 (Call 10/15/24)	79	73,945
Qualcomm Inc.
1.30%, 05/20/28 (Call 02/20/28)	45	39,248
1.65%, 05/20/32 (Call 02/20/32)	225	175,509
2.15%, 05/20/30 (Call 02/20/30)	10	8,578
3.25%, 05/20/27 (Call 02/20/27)	205	196,272
3.25%, 05/20/50 (Call 11/20/49)	35	24,824
4.30%, 05/20/47 (Call 11/20/46)	105	89,804
4.50%, 05/20/52 (Call 11/20/51)	75	64,564
4.65%, 05/20/35 (Call 11/20/34)	60	58,101
5.40%, 05/20/33 (Call 02/20/33)	35	36,063
6.00%, 05/20/53 (Call 11/20/52)	85	91,453
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(b)	45	41,302
SK Hynix Inc.
1.50%, 01/19/26(d)	200	187,192
2.38%, 01/19/31(d)	200	164,525
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	47	39,282
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	30	26,857
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	35	32,105
1.75%, 05/04/30 (Call 02/04/30)	60	50,232
1.90%, 09/15/31 (Call 06/15/31)	70	57,564
2.25%, 09/04/29 (Call 06/04/29)	105	92,309
2.70%, 09/15/51 (Call 03/15/51)	60	37,342
Security	Par (000)	Value

Semiconductors (continued)
2.90%, 11/03/27 (Call 08/03/27)	$52	$48,804
3.88%, 03/15/39 (Call 09/15/38)	80	69,775
4.15%, 05/15/48 (Call 11/15/47)	104	86,011
5.05%, 05/18/63 (Call 11/18/62)	85	79,192
5.15%, 02/08/54 (Call 08/08/53)	50	47,682
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	200	168,814
3.13%, 10/25/41 (Call 04/25/41)	200	154,901
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(d)	200	174,615
1.38%, 09/28/30 (Call 06/28/30)(d)	200	160,306
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	81	69,749
		10,564,236
Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26
(Call 07/01/24)(b)	25	24,778
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	110	102,367
2.30%, 02/01/30 (Call 11/01/29)	131	113,861
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	80	65,557
2.85%, 01/15/30 (Call 10/15/29)	50	44,099
3.50%, 06/15/27 (Call 03/15/27)	27	25,763
4.38%, 06/15/25 (Call 03/15/25)	42	41,521
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 06/11/24)(b)	65	60,877
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	70	58,552
2.90%, 12/01/29 (Call 09/01/29)	85	75,054
3.40%, 06/27/26 (Call 03/27/26)	45	43,301
Camelot Finance SA, 4.50%, 11/01/26
(Call 07/01/24)(b)	40	38,598
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(b)	45	45,272
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	55	50,375
4.88%, 07/01/29 (Call 06/30/24)(b)	55	50,165
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	60	60,487
6.85%, 08/02/33 (Call 05/02/33)(c)	35	34,271
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 07/01/24)(b)	20	19,438
6.50%, 10/15/28 (Call 10/15/26)(b)(c)	30	27,604
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	35	31,353
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	80	64,687
2.95%, 02/15/51 (Call 08/15/50)	55	35,257
4.80%, 03/01/26 (Call 12/01/25)	37	36,696
Fair Isaac Corp.
4.00%, 06/15/28 (Call 06/17/24)(b)	55	51,004
5.25%, 05/15/26 (Call 02/15/26)(b)	30	29,628
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	105	97,465
1.65%, 03/01/28 (Call 01/01/28)	30	26,328
3.10%, 03/01/41 (Call 09/01/40)	71	50,662
4.50%, 08/15/46 (Call 02/15/46)	25	20,527
5.10%, 07/15/32 (Call 04/15/32)	70	68,999
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	140	128,354
2.65%, 06/01/30 (Call 03/01/30)	99	85,490
3.20%, 07/01/26 (Call 05/01/26)	164	157,047

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.50%, 07/01/29 (Call 04/01/29)	$145	$133,756
3.85%, 06/01/25 (Call 03/01/25)	82	80,529
4.20%, 10/01/28 (Call 07/01/28)	55	52,616
4.40%, 07/01/49 (Call 01/01/49)	132	107,499
5.63%, 08/21/33 (Call 05/21/33)	130	130,654
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	52	49,518
1.35%, 07/15/27 (Call 05/15/27)	37	33,133
1.65%, 07/15/30 (Call 04/15/30)	112	92,043
5.20%, 09/15/33 (Call 06/15/33)	50	49,913
5.25%, 09/15/26 (Call 08/15/26)	60	60,270
5.50%, 09/15/53 (Call 03/15/53)	70	69,809
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	30	28,679
Open Text Corp.
3.88%, 02/15/28 (Call 07/02/24)(b)	50	45,934
3.88%, 12/01/29 (Call 12/01/24)(b)	50	44,048
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	55	48,856
4.13%, 12/01/31 (Call 12/01/26)(b)	37	31,833
PTC Inc., 4.00%, 02/15/28 (Call 07/01/24)(b)	30	27,970
Rackspace Finance LLC, 3.50%, 05/15/28
(Call 09/12/25)(b)	15	6,069
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	25	26,161
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	65	61,380
1.40%, 09/15/27 (Call 07/15/27)	75	66,361
1.75%, 02/15/31 (Call 11/15/30)	116	92,866
2.00%, 06/30/30 (Call 03/30/30)	65	53,980
2.95%, 09/15/29 (Call 06/15/29)	55	49,092
3.80%, 12/15/26 (Call 09/15/26)	89	85,853
3.85%, 12/15/25 (Call 09/15/25)	37	36,148
4.20%, 09/15/28 (Call 06/15/28)	40	38,500
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	135	108,635
Twilio Inc.
3.63%, 03/15/29 (Call 06/11/24)	30	26,835
3.88%, 03/15/31 (Call 03/15/26)	30	26,176
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	45	41,194
1.80%, 08/15/28 (Call 06/15/28)	50	43,381
2.20%, 08/15/31 (Call 05/15/31)	120	96,359
3.90%, 08/21/27 (Call 05/21/27)	112	107,018
4.65%, 05/15/27 (Call 03/15/27)	92	90,220
4.70%, 05/15/30 (Call 02/15/30)	82	78,770
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	65	62,118
3.70%, 04/01/29 (Call 02/01/29)	10	9,359
3.80%, 04/01/32 (Call 01/01/32)	70	62,792
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29 (Call 06/11/24)(b)	40	35,676
		4,257,440
Telecommunications — 1.4%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	40	33,662
6.13%, 03/30/40	210	217,660
6.38%, 03/01/35	110	117,534
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	55	39,498
4.30%, 07/29/49 (Call 01/29/49)	30	24,336
4.46%, 04/01/48 (Call 10/01/47)	75	62,462
5.10%, 05/11/33 (Call 02/11/33)	10	9,730
5.20%, 02/15/34 (Call 11/15/33)	80	77,933
Security	Par (000)	Value

Telecommunications (continued)
5.55%, 02/15/54 (Call 08/15/53)	$55	$53,011
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	40	28,766
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	45	29,512
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)(c)	25	22,478
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	75	53,050
6.00%, 03/01/26 (Call 07/01/24)(b)	90	80,340
7.13%, 07/01/28 (Call 07/01/24)(b)	40	16,094
8.25%, 03/01/27 (Call 07/01/24)(b)	55	25,563
CommScope Technologies LLC
5.00%, 03/15/27 (Call 06/11/24)(b)	40	17,084
6.00%, 06/15/25 (Call 06/11/24)(b)	74	60,814
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 06/14/24)(b)	60	56,692
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 06/11/24)(b)	25	20,533
6.50%, 10/01/28 (Call 06/11/24)(b)	40	33,800
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	37	27,899
4.38%, 11/15/57 (Call 05/15/57)	42	32,701
4.70%, 03/15/37	14	12,776
4.75%, 03/15/42	35	30,921
5.35%, 11/15/48 (Call 05/15/48)	36	33,607
5.45%, 11/15/79 (Call 05/19/79)	60	55,016
5.75%, 08/15/40	21	20,704
5.85%, 11/15/68 (Call 05/15/68)	20	19,543
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 07/01/24)(b)	110	102,745
5.88%, 10/15/27 (Call 07/01/24)(b)	65	63,308
5.88%, 11/01/29 (Call 11/01/24)	45	38,796
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	60	51,997
6.75%, 05/01/29 (Call 07/01/24)(b)	60	54,734
8.63%, 03/15/31 (Call 03/15/26)(b)	95	97,394
8.75%, 05/15/30 (Call 05/15/25)(b)	70	72,491
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	180,849
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(b)	170	160,334
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	47	43,983
2.00%, 12/10/30 (Call 09/10/30)	27	21,624
3.75%, 08/15/29 (Call 05/15/29)	45	41,851
5.95%, 03/15/41	25	25,039
Level 3 Financing Inc.
3.88%, 10/15/30 (Call 03/22/25)(b)	45	24,721
4.00%, 04/15/31 (Call 03/22/25)(b)(c)	45	24,561
4.50%, 04/01/30 (Call 03/22/26)(b)(c)	60	34,355
4.88%, 06/15/29 (Call 03/22/26)(b)	50	29,997
10.50%, 04/15/29 (Call 03/22/27)(b)(c)	40	39,910
10.50%, 05/15/30 (Call 05/15/26)(b)	57	56,839
10.75%, 12/15/30 (Call 03/22/27)(b)(c)	45	45,034
11.00%, 11/15/29 (Call 03/22/27)(b)	95	96,909
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 07/01/24)(b)	23	15,262
4.13%, 04/15/30 (Call 07/01/24)(b)(c)	23	15,034
4.50%, 01/15/29 (Call 06/11/24)(b)	10	2,985
5.38%, 06/15/29 (Call 06/15/24)(b)	15	4,668
Series G, 6.88%, 01/15/28(c)	12	5,064
Series P, 7.60%, 09/15/39(c)	20	6,686
Series U, 7.65%, 03/15/42	15	4,765
Millicom International Cellular SA, 6.25%, 03/25/29
(Call 06/10/24)(d)	180	174,978

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27	$30	$29,179
6.63%, 05/15/39	30	29,045
Ooredoo International Finance Ltd., 2.63%,
04/08/31(d)	200	170,810
Qwest Corp., 7.25%, 09/15/25	15	14,729
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	74	69,617
3.63%, 12/15/25 (Call 09/15/25)	105	101,868
3.80%, 03/15/32 (Call 12/15/31)	110	97,607
4.30%, 02/15/48 (Call 08/15/47)	80	63,065
4.35%, 05/01/49 (Call 11/01/48)	76	60,227
4.50%, 03/15/42 (Call 09/15/41)	50	42,194
4.50%, 03/15/43 (Call 09/15/42)	45	37,759
4.55%, 03/15/52 (Call 09/15/51)	105	85,470
5.00%, 03/15/44 (Call 09/15/43)	90	80,541
5.25%, 03/15/82 (Call 03/15/27),
(5-year CMT + 3.590%)(a)(b)	45	43,296
5.30%, 02/15/34 (Call 11/15/33)	70	68,225
5.45%, 10/01/43 (Call 04/01/43)	65	61,298
7.50%, 08/15/38	35	40,163
SES Global Americas Holdings Inc., 5.30%,
03/25/44(b)	20	14,721
Telecom Italia Capital SA
6.00%, 09/30/34(c)	60	50,926
6.38%, 11/15/33(c)	60	53,191
7.20%, 07/18/36(c)	60	54,526
7.72%, 06/04/38(c)	60	54,882
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	37	34,605
3.40%, 05/13/32 (Call 02/13/32)	50	43,231
3.70%, 09/15/27 (Call 06/15/27)	70	66,611
4.30%, 06/15/49 (Call 12/15/48)	30	23,643
4.60%, 11/16/48 (Call 05/16/48)	50	41,730
U.S. Cellular Corp., 6.70%, 12/15/33	35	36,929
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	121	113,392
1.45%, 03/20/26 (Call 02/20/26)	55	51,401
1.50%, 09/18/30 (Call 06/18/30)	87	70,349
1.68%, 10/30/30 (Call 07/30/30)	60	48,382
1.75%, 01/20/31 (Call 10/20/30)	120	96,338
2.10%, 03/22/28 (Call 01/22/28)	219	196,207
2.36%, 03/15/32 (Call 12/15/31)	281	228,074
2.55%, 03/21/31 (Call 12/21/30)	194	163,552
2.63%, 08/15/26	170	160,925
2.65%, 11/20/40 (Call 05/20/40)	159	109,646
2.85%, 09/03/41 (Call 03/03/41)	65	45,538
2.88%, 11/20/50 (Call 05/20/50)	140	88,115
2.99%, 10/30/56 (Call 04/30/56)	215	130,968
3.00%, 03/22/27 (Call 01/22/27)	202	190,766
3.00%, 11/20/60 (Call 05/20/60)(c)	112	66,949
3.15%, 03/22/30 (Call 12/22/29)	84	75,273
3.40%, 03/22/41 (Call 09/22/40)	212	162,028
3.55%, 03/22/51 (Call 09/22/50)	239	170,968
3.70%, 03/22/61 (Call 09/22/60)	235	165,254
3.85%, 11/01/42 (Call 05/01/42)	45	35,920
3.88%, 02/08/29 (Call 11/08/28)	94	89,034
3.88%, 03/01/52 (Call 09/01/51)	65	49,164
4.00%, 03/22/50 (Call 09/22/49)	69	53,805
4.02%, 12/03/29 (Call 09/03/29)	263	248,153
4.13%, 03/16/27	269	262,024
Security	Par (000)	Value

Telecommunications (continued)
4.13%, 08/15/46	$60	$48,628
4.33%, 09/21/28	200	193,826
4.40%, 11/01/34 (Call 05/01/34)	147	135,539
4.50%, 08/10/33	161	150,977
4.52%, 09/15/48	105	89,760
4.67%, 03/15/55	40	34,500
4.75%, 11/01/41	47	43,069
4.81%, 03/15/39	79	72,984
4.86%, 08/21/46	125	113,958
5.01%, 04/15/49(c)	50	47,489
5.01%, 08/21/54	45	40,855
5.25%, 03/16/37	65	63,841
5.50%, 03/16/47	32	32,071
5.50%, 02/23/54 (Call 08/23/53)	60	58,383
5.85%, 09/15/35	27	27,916
6.40%, 09/15/33	17	18,501
6.55%, 09/15/43	42	46,351
7.75%, 12/01/30	55	62,398
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(b)(c)	50	34,025
ViaSat Inc.
5.63%, 04/15/27 (Call 06/11/24)(b)	100	89,500
6.50%, 07/15/28 (Call 07/01/24)(b)(c)	25	18,617
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(b)	25	20,745
Windstream Escrow LLC/Windstream Escrow Finance
Corp., 7.75%, 08/15/28 (Call 07/01/24)(b)	80	75,299
		9,012,177
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	15	14,077
3.55%, 11/19/26 (Call 09/19/26)	55	52,357
3.90%, 11/19/29 (Call 08/19/29)	95	87,011
5.10%, 05/15/44 (Call 11/15/43)(c)	25	21,535
6.35%, 03/15/40	40	40,835
		215,815
Transportation — 0.2%
AP Moller - Maersk A/S
4.50%, 06/20/29 (Call 03/20/29)(b)	50	48,544
5.88%, 09/14/33 (Call 06/14/33)(b)	45	45,581
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 06/17/24)(b)(c)	35	32,099
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	55	53,069
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	70	68,280
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	164,882
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(b)	20	20,588
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	70	65,681
2.90%, 12/01/26 (Call 10/01/26)	50	47,096
3.35%, 09/01/25 (Call 08/01/25)	50	48,614
4.63%, 06/01/25 (Call 05/01/25)	57	56,394
5.25%, 06/01/28 (Call 05/01/28)	50	50,073
5.38%, 03/15/29 (Call 02/15/29)	5	5,014
6.30%, 12/01/28 (Call 11/01/28)	15	15,573
6.60%, 12/01/33 (Call 09/01/33)	60	63,924
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	173,897
XPO CNW Inc., 6.70%, 05/01/34	20	21,170
XPO Inc.
6.25%, 06/01/28 (Call 06/01/25)(b)	55	54,992

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
7.13%, 06/01/31 (Call 06/01/26)(b)	$50	$50,927
7.13%, 02/01/32 (Call 02/01/27)(b)	45	45,838
		1,132,236
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)	30	29,925
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	50	39,535
3.10%, 06/01/51 (Call 12/01/50)	45	28,132
3.25%, 09/15/26 (Call 06/15/26)	30	28,580
3.50%, 03/15/28 (Call 12/15/27)	25	23,382
3.85%, 03/30/27 (Call 12/30/26)	30	28,763
4.00%, 06/30/30 (Call 03/30/30)	65	60,040
4.55%, 11/07/28 (Call 08/07/28)(c)	20	19,465
4.70%, 04/01/29 (Call 01/01/29)	35	34,163
5.20%, 03/15/44 (Call 09/15/43)	25	22,866
6.05%, 03/15/34 (Call 12/15/33)	60	60,991
		375,842
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	65	56,895
2.95%, 09/01/27 (Call 06/01/27)	5	4,678
3.45%, 06/01/29 (Call 03/01/29)	52	48,141
3.45%, 05/01/50 (Call 11/01/49)	39	27,516
3.75%, 09/01/28 (Call 06/01/28)	45	42,760
3.75%, 09/01/47 (Call 03/01/47)	31	23,491
4.00%, 12/01/46 (Call 06/01/46)	25	19,881
4.15%, 06/01/49 (Call 12/01/48)	37	29,751
4.20%, 09/01/48 (Call 03/01/48)	30	24,448
4.30%, 12/01/42 (Call 06/01/42)	52	44,344
4.30%, 09/01/45 (Call 03/01/45)	20	16,873
4.45%, 06/01/32 (Call 03/01/32)	50	47,603
5.15%, 03/01/34 (Call 12/01/33)	15	14,811
5.45%, 03/01/54 (Call 09/01/53)	50	48,254
6.59%, 10/15/37	55	60,524
		509,970
Total Corporate Bonds & Notes — 31.0%
(Cost: $207,945,507)		192,096,226

Foreign Government Obligations(g)

Argentina — 0.2%
Argentina Bonar Bond
0.75%, 07/09/30(h)	355	195,255
1.00%, 07/09/29	60	33,568
4.13%, 07/09/35(h)	470	203,057
4.88%, 07/09/41(h)	50	20,291
5.00%, 01/09/38(h)	190	85,452
Argentine Republic Government International Bond
1.00%, 07/09/29 (Call 07/01/24)(c)	100	58,254
1.75%, 07/09/30 (Call 07/01/24)(c)(h)	420	239,041
4.13%, 07/09/35 (Call 07/01/24)(h)	420	184,506
4.13%, 07/09/46 (Call 07/01/24)(h)	55	24,954
4.88%, 07/09/41 (Call 07/01/24)(h)	225	92,575
5.00%, 01/09/38 (Call 07/01/24)(c)(h)	285	135,622
		1,272,575
Brazil — 0.1%
Brazilian Government International Bond
5.63%, 01/07/41	300	264,489
7.13%, 01/20/37	225	236,775
Security	Par (000)	Value

Brazil (continued)
8.25%, 01/20/34	$200	$228,668
10.13%, 05/15/27(c)	120	135,500
		865,432
Canada — 0.9%
Canada Government International Bond
0.75%, 05/19/26	170	156,903
3.75%, 04/26/28	160	154,785
4.63%, 04/30/29	150	150,134
CDP Financial Inc.
0.88%, 06/10/25(b)	60	57,391
1.00%, 05/26/26(b)	50	46,196
4.25%, 07/25/28(b)	255	249,233
CPPIB Capital Inc.
0.88%, 09/09/26(b)	5	4,564
4.25%, 07/20/28(b)	250	244,967
Export Development Canada
3.38%, 08/26/25	5	4,895
3.88%, 02/14/28	420	408,086
4.13%, 02/13/29	220	215,388
Ontario Teachers’ Finance Trust
1.25%, 09/27/30(b)	250	201,120
2.00%, 04/16/31(b)	250	208,077
Province of Alberta Canada
1.30%, 07/22/30	115	93,891
2.05%, 08/17/26(b)	100	93,904
3.30%, 03/15/28	100	94,692
4.50%, 01/24/34	50	48,541
Province of British Columbia Canada
0.90%, 07/20/26	155	142,285
1.30%, 01/29/31(c)	70	56,474
2.25%, 06/02/26	55	52,141
4.20%, 07/06/33	105	99,887
4.80%, 11/15/28	100	100,120
4.90%, 04/24/29	100	100,595
7.25%, 09/01/36	20	23,938
Province of Manitoba Canada
1.50%, 10/25/28	50	43,534
2.13%, 06/22/26	245	231,104
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,072
Province of Ontario Canada
0.63%, 01/21/26	166	154,408
1.05%, 04/14/26	10	9,294
1.05%, 05/21/27	110	98,593
1.13%, 10/07/30	105	84,166
1.60%, 02/25/31	75	61,406
1.80%, 10/14/31	120	97,962
2.00%, 10/02/29	45	39,145
2.13%, 01/21/32	60	49,874
2.30%, 06/15/26	70	66,347
2.50%, 04/27/26	120	114,489
3.10%, 05/19/27	90	85,701
4.20%, 01/18/29	125	122,047
Province of Quebec Canada
0.60%, 07/23/25	215	203,976
2.50%, 04/20/26	90	85,933
2.75%, 04/12/27	63	59,503
3.63%, 04/13/28	300	287,677
4.50%, 04/03/29	100	98,867
4.50%, 09/08/33	105	102,101
Series PD, 7.50%, 09/15/29	110	123,589

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
PSP Capital Inc.
1.00%, 06/29/26(b)	$10	$9,213
1.63%, 10/26/28(b)	5	4,375
		5,260,583
Chile — 0.2%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	200	186,646
3.50%, 01/25/50 (Call 07/25/49)	200	142,415
3.63%, 10/30/42	200	152,865
3.86%, 06/21/47	200	154,270
4.00%, 01/31/52 (Call 07/31/51)	200	153,890
4.95%, 01/05/36 (Call 10/05/35)	200	190,580
		980,666
Colombia — 0.1%
Colombia Government International Bond
4.50%, 03/15/29 (Call 12/15/28)	200	181,346
6.13%, 01/18/41	300	250,558
7.38%, 09/18/37	300	291,010
		722,914
Costa Rica — 0.0%
Costa Rica Government International Bond, 6.55%,
04/03/34 (Call 01/03/34)(d)	200	204,692

Denmark — 0.0%
Kommunekredit, 0.50%, 01/28/26(d)	200	185,562

Finland — 0.1%
Finland Government International Bond, 6.95%,
02/15/26	110	112,864
Kuntarahoitus OYJ, 4.88%, 01/13/27(b)	200	199,919
		312,783
France — 0.3%
Agence Francaise de Developpement EPIC, 4.50%,
03/05/29(d)	200	197,585
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	365	342,975
1.00%, 10/21/30(b)	5	3,990
1.38%, 01/20/31(b)	325	263,841
3.75%, 05/24/28(b)	310	298,637
4.00%, 01/25/26(b)	10	9,826
4.25%, 01/24/27(b)	400	393,910
4.63%, 11/02/25(b)	200	198,439
4.88%, 09/19/26(b)	200	199,736
		1,908,939
Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%,
04/21/26(d)	100	92,778

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	200	184,037
2.63%, 02/04/51 (Call 08/04/50)(b)	200	125,930
Hong Kong Government International Bond
1.38%, 02/02/31(b)	200	163,362
4.00%, 06/07/33(b)	200	191,063
		664,392
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	200	157,168
6.25%, 09/22/32(d)	200	204,846
Security	Par (000)	Value

Hungary (continued)
7.63%, 03/29/41	$166	$187,553
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27
(Call 11/04/27)(d)	200	200,967
		750,534
Indonesia — 0.4%
Indonesia Government International Bond
2.85%, 02/14/30	200	176,308
3.05%, 03/12/51	200	134,236
3.20%, 09/23/61 (Call 03/23/61)	200	126,299
4.35%, 01/11/48	200	168,447
4.55%, 01/11/28 (Call 12/11/27)	200	195,010
4.65%, 09/20/32 (Call 06/20/32)	200	191,112
4.85%, 01/11/33 (Call 10/11/32)	200	194,163
5.10%, 02/10/54 (Call 08/10/53)	400	372,769
5.25%, 01/17/42(d)	200	195,030
6.75%, 01/15/44(d)	200	229,232
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	168,265
4.15%, 03/29/27(d)	200	194,422
4.40%, 06/06/27(d)	200	195,440
4.70%, 06/06/32(d)	200	193,356
		2,734,089
Israel — 0.2%
Israel Government International Bond
2.88%, 03/16/26	200	189,418
5.50%, 03/12/34	200	191,398
5.75%, 03/12/54	200	180,938
State of Israel
3.38%, 01/15/50	400	254,953
3.80%, 05/13/60(d)	200	130,507
		947,214
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	220	193,272
3.88%, 05/06/51	50	34,380
5.38%, 06/15/33	170	165,886
		393,538
Japan — 0.3%
Development Bank of Japan Inc.
1.00%, 08/27/30(b)	5	3,985
4.50%, 01/30/34(b)	200	195,110
Japan Bank for International Cooperation
0.63%, 07/15/25	200	189,717
1.25%, 01/21/31	110	88,114
1.63%, 01/20/27	200	183,624
1.88%, 04/15/31	200	166,347
2.13%, 02/16/29	115	102,079
2.25%, 11/04/26	20	18,737
2.38%, 04/20/26	10	9,502
2.75%, 11/16/27	15	13,977
2.88%, 06/01/27	280	264,070
3.25%, 07/20/28	20	18,809
4.25%, 01/26/26	200	196,941
4.25%, 04/27/26	5	4,919
4.63%, 07/19/28	220	218,119
Japan International Cooperation Agency
1.00%, 07/22/30(c)	40	31,850
2.13%, 10/20/26	46	42,996
4.00%, 05/23/28	200	193,310
		1,942,206

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 4.88%,
10/14/44(d)	$200	$190,405

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	178,595

Netherlands — 0.1%
BNG Bank NV
0.50%, 11/24/25(b)	20	18,688
3.50%, 05/19/28(b)	305	291,207
4.25%, 01/25/29(b)	200	196,276
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	45	36,320
4.00%, 06/01/28(b)	205	199,323
		741,814
Norway — 0.1%
Kommunalbanken AS
1.13%, 10/26/26(b)	15	13,723
1.13%, 06/14/30(b)	200	161,844
4.25%, 01/24/29(b)	200	196,214
		371,781
Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	166,680
4.50%, 05/15/47 (Call 11/15/46)	400	273,887
4.50%, 04/16/50 (Call 10/16/49)	200	132,795
6.70%, 01/26/36	220	211,293
8.00%, 03/01/38 (Call 12/01/37)	200	209,484
8.88%, 09/30/27	35	37,660
9.38%, 04/01/29	100	111,092
		1,142,891
Paraguay — 0.0%
Paraguay Government International Bond, 3.85%,
06/28/33 (Call 03/28/33)(d)	200	172,531

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	74,618
2.39%, 01/23/26 (Call 12/23/25)	70	66,286
2.78%, 01/23/31 (Call 10/23/30)	145	122,323
2.78%, 12/01/60 (Call 06/01/60)	60	33,048
3.00%, 01/15/34 (Call 10/15/33)	100	80,157
3.30%, 03/11/41 (Call 09/11/40)	60	43,664
3.55%, 03/10/51 (Call 09/10/50)	75	52,152
3.60%, 01/15/72 (Call 07/15/71)	35	22,115
5.63%, 11/18/50	90	86,671
6.55%, 03/14/37	70	73,754
8.75%, 11/21/33	100	120,038
		774,826
Poland — 0.2%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	200	206,491
Republic of Poland Government International Bond
3.25%, 04/06/26	90	87,161
4.88%, 10/04/33 (Call 07/04/33)	90	86,963
5.13%, 09/18/34 (Call 06/18/34)	100	97,508
5.50%, 11/16/27 (Call 08/16/27)	50	50,769
5.50%, 04/04/53 (Call 10/04/52)	155	150,196
5.50%, 03/18/54 (Call 09/18/53)	200	192,385
5.75%, 11/16/32 (Call 08/16/32)	50	51,570
		923,043
Security	Par (000)	Value

Qatar — 0.3%
Qatar Government International Bond
3.75%, 04/16/30(d)	$200	$188,389
4.00%, 03/14/29(d)	200	192,375
4.40%, 04/16/50(d)	200	171,434
4.50%, 04/23/28(d)	200	196,848
4.63%, 06/02/46(d)	200	180,030
4.82%, 03/14/49(d)	200	182,596
5.10%, 04/23/48(d)	200	190,597
5.75%, 01/20/42(b)	200	209,100
		1,511,369
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(d)	50	46,327
3.00%, 02/14/31(d)	100	82,869
3.63%, 03/27/32(d)	66	55,584
4.00%, 02/14/51(d)	130	89,638
5.13%, 06/15/48(d)	50	41,967
5.25%, 11/25/27(d)	50	48,974
6.00%, 05/25/34(d)	50	48,893
6.13%, 01/22/44(c)(d)	50	47,493
6.38%, 01/30/34(d)	200	199,540
7.13%, 01/17/33(d)	40	42,067
		703,352
South Africa — 0.1%
Republic of South Africa Government
International Bond
4.88%, 04/14/26	200	193,326
5.65%, 09/27/47	200	144,341
6.25%, 03/08/41	225	184,800
		522,467
South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(d)	400	384,212
Korea International Bond, 1.75%, 10/15/31	200	163,303
Korea Mine Rehabilitation & Mineral Resources Corp.,
5.13%, 05/08/29(d)	200	197,986
		745,501
Supranational — 1.8%
Africa Finance Corp., 4.38%, 04/17/26(d)	200	193,236
African Development Bank
0.88%, 03/23/26	215	199,861
0.88%, 07/22/26	245	225,109
4.38%, 11/03/27	160	158,095
4.38%, 03/14/28	40	39,516
4.63%, 01/04/27	50	49,768
Council of Europe Development Bank
0.88%, 09/22/26	210	191,797
4.13%, 01/24/29	55	53,858
Council Of Europe Development Bank, 3.75%,
05/25/26	20	19,548
European Bank for Reconstruction & Development
0.50%, 11/25/25	85	79,500
4.13%, 01/25/29	180	176,250
4.25%, 03/13/34	100	97,022
European Investment Bank
0.00%, 11/06/26(i)	10	8,905
0.38%, 12/15/25	180	167,697
0.38%, 03/26/26	285	262,590
0.63%, 07/25/25	120	113,996
0.63%, 10/21/27	45	39,323
0.75%, 10/26/26	280	254,548

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.75%, 09/23/30	$65	$51,556
0.88%, 05/17/30	99	80,008
1.25%, 02/14/31	75	60,875
1.38%, 03/15/27	120	109,542
1.63%, 10/09/29	60	51,673
1.63%, 05/13/31	5	4,143
1.75%, 03/15/29	10	8,785
2.13%, 04/13/26	155	147,392
2.38%, 05/24/27	235	219,959
3.25%, 11/15/27	40	38,177
3.75%, 02/14/33	250	235,443
3.88%, 03/15/28	205	199,419
4.00%, 02/15/29	510	496,893
4.13%, 02/13/34	300	288,685
4.38%, 03/19/27	200	197,962
4.88%, 02/15/36	105	106,813
European Stability Mechanism, 0.38%, 09/10/25(b)	215	202,483
Inter-American Development Bank
0.63%, 07/15/25	105	99,834
0.63%, 09/16/27	90	78,872
0.88%, 04/20/26	330	306,007
1.13%, 07/20/28	50	43,477
1.13%, 01/13/31	215	172,623
1.50%, 01/13/27	150	137,992
2.00%, 06/02/26	75	70,829
2.00%, 07/23/26	185	174,226
2.25%, 06/18/29	161	144,051
2.38%, 07/07/27	100	93,206
3.13%, 09/18/28	219	206,115
3.20%, 08/07/42	5	3,956
3.50%, 09/14/29	205	194,375
3.50%, 04/12/33	100	91,837
3.88%, 10/28/41	75	65,360
4.00%, 01/12/28	100	97,669
4.13%, 02/15/29	25	24,495
4.38%, 02/01/27	45	44,539
4.38%, 01/24/44	29	26,845
International Bank for Reconstruction & Development
0.38%, 07/28/25	215	203,586
0.50%, 10/28/25	280	262,735
0.65%, 02/10/26 (Call 08/10/24)	5	4,613
0.75%, 11/24/27(c)	209	182,804
0.75%, 08/26/30	151	119,803
0.85%, 02/10/27 (Call 08/10/24)	30	26,476
0.88%, 07/15/26	55	50,627
0.88%, 05/14/30	169	136,490
1.13%, 09/13/28	380	328,838
1.25%, 02/10/31	176	142,274
1.38%, 04/20/28	215	190,141
1.63%, 11/03/31	240	195,504
1.75%, 10/23/29	275	237,840
1.88%, 10/27/26	273	254,886
2.50%, 07/29/25	387	375,547
2.50%, 11/22/27	110	102,367
3.13%, 11/20/25	50	48,628
3.13%, 06/15/27	160	152,826
3.50%, 07/12/28	205	196,397
3.88%, 02/14/30	85	81,922
4.00%, 01/10/31	300	289,651
4.75%, 11/14/33	245	247,796
4.75%, 02/15/35	25	24,994
Security	Par (000)	Value

Supranational (continued)
Nordic Investment Bank
0.38%, 09/11/25	$365	$343,755
4.25%, 02/28/29	200	196,839
4.38%, 03/14/28	15	14,821
		11,318,895
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	215	202,821
2.25%, 03/22/27	200	186,166
4.13%, 06/14/28	35	34,140
4.88%, 10/04/30	60	60,263
		483,390
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.70%, 03/02/31(d)	200	163,230
1.88%, 09/15/31(d)	200	162,803
2.50%, 09/30/29(d)	200	177,363
3.13%, 10/11/27(d)	200	188,155
3.13%, 09/30/49(d)	200	136,767
3.88%, 04/16/50(d)	200	156,107
4.13%, 10/11/47(d)	200	164,324
5.50%, 04/30/54(b)	200	199,467
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	179,500
Finance Department Government of Sharjah, 3.63%,
03/10/33(d)	200	167,119
UAE International Government Bond, 2.88%,
10/19/41(d)	400	287,922
		1,982,757
United Kingdom — 0.0%
Bank of England Euro Note
4.50%, 03/05/27(b)	85	84,383
4.63%, 03/06/26(b)	20	19,866
		104,249
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	50	43,009
4.38%, 01/23/31 (Call 10/23/30)	90	87,037
4.98%, 04/20/55	98	88,791
5.10%, 06/18/50	154	144,034
7.63%, 03/21/36	100	118,516
7.88%, 01/15/33, (7.88% PIK)(c)(e)	85	100,151
		581,538
Total Foreign Government Obligations — 6.7%
(Cost: $44,943,848)		41,688,301

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 22.7%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	348	336,262
4.00%, 01/01/48	34	31,497
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K043, Class A2, 3.06%, 12/25/24
(Call 01/25/25)	73	72,254
Series K048, Class A2, 3.28%, 06/25/25
(Call 08/25/25), (1-day SOFR + 2.127%)(a)	100	97,954
Series K058, Class A2, 2.65%, 08/25/26
(Call 09/25/26)	75	71,128

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K064, Class A2, 3.22%, 03/25/27
(Call 05/25/27)	$100	$95,368
Series K070, Class A2, 3.30%, 11/25/27
(Call 12/25/27)(a)	200	189,615
Series K115, Class A2, 1.38%, 06/25/30
(Call 07/25/30)	50	40,882
Series K131, Class A2, 1.85%, 07/25/31
(Call 09/25/31)	1,000	819,519
Series K735, Class A2, 2.86%, 05/25/26
(Call 06/25/26)	681	653,337
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	180	161,557
Federal National Mortgage Association
Series 2017-M3, Class A2, 2.46%, 12/25/26(a)	147	137,926
Series 2018-M12, Class A2, 3.63%, 08/25/30,
(1-day SOFR + 2.127%)(a)	50	46,480
Series 2021-M13, Class A2, 1.60%, 04/25/31,
(1-day SOFR + 2.127%)(a)	340	274,406
Series 2021-M17, Class A2, 1.71%, 07/25/31,
(1-day SOFR + 2.127%)(a)	250	202,438
Series 2022-M1, Class A2, 1.67%, 10/25/31,
(1-day SOFR + 2.127%)(a)	490	391,784
Government National Mortgage Association
2.00%, 08/20/50	152	122,521
2.00%, 11/20/50	407	327,510
2.00%, 12/20/50	2,932	2,356,986
2.00%, 01/20/51	3,996	3,211,622
2.00%, 02/20/51	1,548	1,242,105
2.00%, 10/20/51	1,920	1,541,025
2.00%, 12/20/51	376	301,953
2.50%, 10/20/50	492	411,014
2.50%, 01/20/51	175	146,021
2.50%, 05/20/51	1,934	1,614,709
2.50%, 08/20/51	116	96,471
2.50%, 11/20/51	3,286	2,739,783
2.50%, 12/20/51	828	690,087
2.50%, 02/20/52	1,713	1,427,750
2.50%, 08/20/52	338	281,845
2.50%, 06/15/54(j)	175	145,852
3.00%, 03/20/45	30	26,547
3.00%, 12/20/45	4	3,155
3.00%, 01/20/46	4	3,156
3.00%, 03/20/46	242	211,815
3.00%, 05/20/46	2	1,935
3.00%, 08/20/46	10	8,375
3.00%, 09/20/46	87	76,192
3.00%, 04/20/49	45	39,049
3.00%, 10/15/49	30	26,057
3.00%, 12/20/49	971	844,001
3.00%, 01/20/50	136	118,627
3.00%, 02/20/50	339	294,598
3.00%, 07/20/50	113	98,078
3.00%, 12/20/50	156	135,374
3.00%, 08/20/51	1,015	878,408
3.00%, 09/20/51	861	743,998
3.00%, 10/20/51	567	490,217
3.00%, 11/20/51	131	113,656
3.00%, 12/20/51	423	365,361
3.00%, 02/20/52	869	750,891
3.50%, 10/20/42	706	644,343
3.50%, 05/20/47	399	359,858
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/20/47	$762	$686,386
3.50%, 02/20/48	138	124,573
3.50%, 03/20/49	338	304,159
3.50%, 09/20/49	211	189,128
3.50%, 10/20/49	141	126,650
3.50%, 12/20/49	59	53,043
3.50%, 01/20/50	315	282,814
3.50%, 01/20/52	883	788,164
3.50%, 02/20/52	312	278,196
3.50%, 06/15/54(j)	200	178,465
4.00%, 02/20/49	743	690,845
4.00%, 01/20/50	43	39,644
4.00%, 07/20/52	87	80,451
4.00%, 08/20/52	320	294,147
4.00%, 09/20/52	738	677,987
4.00%, 12/20/52	211	193,986
4.00%, 06/15/54(j)	675	620,441
4.50%, 07/20/41	171	166,339
4.50%, 09/20/48	85	80,980
4.50%, 01/20/49	168	160,532
4.50%, 06/20/53	636	600,620
4.50%, 06/15/54(j)	1,350	1,276,351
5.00%, 07/20/52	46	44,949
5.00%, 09/20/52	470	456,729
5.00%, 12/20/52	366	355,363
5.00%, 01/20/53	231	224,607
5.00%, 04/20/53	139	135,028
5.00%, 06/15/54(j)	1,090	1,057,869
5.50%, 12/20/52	663	658,131
5.50%, 01/20/53	68	67,119
5.50%, 04/20/53	267	265,058
5.50%, 06/20/53	185	183,598
5.50%, 07/20/53	246	245,255
5.50%, 06/15/54(j)	550	545,559
6.00%, 09/20/53	143	143,585
6.00%, 10/20/53	215	216,231
6.00%, 01/20/54	93	93,777
6.00%, 06/15/54(j)	1,525	1,534,337
6.50%, 12/20/53	49	49,869
6.50%, 02/20/54	50	50,352
6.50%, 06/15/54(j)	1,450	1,471,826
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	153	130,241
1.50%, 10/01/36	60	50,987
1.50%, 02/01/37	1,226	1,041,749
1.50%, 03/01/37	1,229	1,043,579
1.50%, 03/01/37(b)	313	265,625
1.50%, 04/01/37	119	101,466
1.50%, 08/01/37	105	89,063
1.50%, 06/15/39(j)	200	169,605
1.50%, 11/01/50	429	316,181
1.50%, 03/01/51	611	449,703
1.50%, 04/01/51	450	331,227
1.50%, 05/01/51	866	637,190
1.50%, 07/01/51	1,545	1,136,766
2.00%, 12/01/35	43	37,761
2.00%, 02/01/36	712	627,105
2.00%, 03/01/36	139	122,384
2.00%, 04/01/36	51	44,359
2.00%, 05/01/36	30	26,398
2.00%, 06/01/36	562	492,922

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 08/01/36	$382	$335,154
2.00%, 09/01/36	684	599,653
2.00%, 10/01/36	223	195,804
2.00%, 11/01/36	199	174,758
2.00%, 12/01/36	430	377,079
2.00%, 01/01/37	586	513,976
2.00%, 02/01/37	725	634,902
2.00%, 04/01/37	1,877	1,642,184
2.00%, 05/01/37	285	248,388
2.00%, 06/01/37	610	532,322
2.00%, 06/15/39(j)	225	196,501
2.00%, 07/01/50	250	195,149
2.00%, 08/01/50	794	622,420
2.00%, 09/01/50	326	253,910
2.00%, 10/01/50	744	579,843
2.00%, 11/01/50	1,648	1,282,051
2.00%, 12/01/50	56	43,723
2.00%, 01/01/51	684	532,883
2.00%, 02/01/51	381	295,806
2.00%, 03/01/51	2,093	1,626,943
2.00%, 04/01/51	1,260	978,843
2.00%, 05/01/51	1,042	810,647
2.00%, 06/01/51	800	623,776
2.00%, 07/01/51	602	468,549
2.00%, 08/01/51	1,932	1,497,442
2.00%, 10/01/51	2,728	2,123,269
2.00%, 11/01/51	2,279	1,770,881
2.00%, 12/01/51	2,628	2,054,399
2.00%, 01/01/52	2,609	2,024,315
2.00%, 02/01/52	426	329,083
2.00%, 03/01/52	44	34,147
2.00%, 06/15/54(j)	1,175	906,295
2.50%, 07/01/32	317	295,141
2.50%, 11/01/34	36	32,540
2.50%, 10/01/35	102	92,680
2.50%, 03/01/36	81	73,673
2.50%, 05/01/36	438	392,951
2.50%, 06/01/36	81	72,724
2.50%, 07/01/36	316	283,556
2.50%, 08/01/36	86	77,474
2.50%, 04/01/37	314	283,225
2.50%, 05/01/37	344	309,664
2.50%, 06/01/37	344	309,545
2.50%, 06/15/39(j)	750	673,632
2.50%, 10/01/50	94	77,700
2.50%, 11/01/50	1,236	1,010,379
2.50%, 12/01/50	285	231,726
2.50%, 01/01/51	282	228,686
2.50%, 03/01/51	504	411,152
2.50%, 04/01/51	131	106,119
2.50%, 07/01/51	375	305,893
2.50%, 08/01/51	1,426	1,170,531
2.50%, 09/01/51	1,548	1,263,911
2.50%, 10/01/51	1,062	862,166
2.50%, 11/01/51	2,310	1,873,837
2.50%, 12/01/51	3,276	2,670,010
2.50%, 01/01/52	2,954	2,396,955
2.50%, 02/01/52	435	354,429
2.50%, 03/01/52	1,321	1,068,237
2.50%, 04/01/52	1,721	1,403,307
2.50%, 06/15/54(j)	600	484,409
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/30	$76	$72,797
3.00%, 09/01/34	362	336,547
3.00%, 03/01/35	33	30,887
3.00%, 07/01/35	25	23,125
3.00%, 06/15/39(j)	1,100	1,011,520
3.00%, 11/01/46	88	76,118
3.00%, 04/01/48	567	498,777
3.00%, 11/01/48	115	99,734
3.00%, 02/01/49	813	704,191
3.00%, 12/01/49	1,137	976,633
3.00%, 08/01/50	165	141,778
3.00%, 10/01/50	245	206,893
3.00%, 01/01/51	71	61,017
3.00%, 04/01/51	76	63,969
3.00%, 07/01/51	1,043	888,064
3.00%, 08/01/51	405	342,386
3.00%, 11/01/51	64	54,478
3.00%, 01/01/52	1,204	1,023,317
3.00%, 02/01/52	439	371,535
3.00%, 04/01/52	4,377	3,705,762
3.00%, 05/01/52	895	756,707
3.00%, 06/15/54(j)	125	105,096
3.50%, 02/01/34	99	94,487
3.50%, 06/15/39(j)	575	540,455
3.50%, 07/01/45	1,602	1,438,854
3.50%, 07/01/47	56	50,153
3.50%, 09/01/47	576	514,537
3.50%, 10/01/47	302	269,680
3.50%, 11/01/47	75	66,980
3.50%, 02/01/48	355	317,109
3.50%, 02/01/49	57	51,724
3.50%, 03/01/49	228	204,085
3.50%, 06/01/49	336	299,993
3.50%, 08/01/49	65	58,176
3.50%, 12/01/49	304	267,332
3.50%, 02/01/51	1,603	1,423,739
3.50%, 10/01/51	709	633,512
3.50%, 06/01/52	891	787,671
3.50%, 07/01/52	307	271,837
3.50%, 06/15/54(j)	625	547,937
3.50%, 07/15/54(j)	125	109,631
4.00%, 08/01/37	30	28,797
4.00%, 09/01/37	44	41,946
4.00%, 11/01/37	59	56,708
4.00%, 02/01/38	31	30,019
4.00%, 05/01/38	27	26,203
4.00%, 11/01/38	17	16,713
4.00%, 06/15/39(j)	600	575,248
4.00%, 09/01/47	37	34,457
4.00%, 05/01/48	1,115	1,027,574
4.00%, 09/01/48	332	305,756
4.00%, 03/01/49	169	155,557
4.00%, 07/01/49	679	625,572
4.00%, 08/01/49	243	224,001
4.00%, 04/01/50	510	469,272
4.00%, 05/01/50	239	219,289
4.00%, 03/01/51	1,184	1,090,600
4.00%, 05/01/52	498	453,258
4.00%, 06/01/52	648	589,460
4.00%, 08/01/52	588	534,957
4.00%, 06/15/54(j)	750	680,590

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/49	$77	$73,585
4.50%, 09/01/50	378	359,847
4.50%, 10/01/50	137	129,634
4.50%, 05/01/52	152	144,151
4.50%, 06/01/52	727	681,592
4.50%, 09/01/52	1,028	964,668
4.50%, 10/01/52	1,852	1,742,382
4.50%, 11/01/52	42	39,468
4.50%, 12/01/52	320	302,504
4.50%, 08/01/53	38	35,387
4.50%, 06/15/54(j)	100	93,634
5.00%, 09/01/49	26	25,056
5.00%, 08/01/52	113	109,476
5.00%, 09/01/52	266	258,011
5.00%, 10/01/52	395	381,881
5.00%, 11/01/52	340	329,558
5.00%, 12/01/52	291	282,044
5.00%, 01/01/53	816	787,604
5.00%, 03/01/53	91	88,458
5.00%, 04/01/53	234	225,612
5.00%, 06/01/53	192	185,402
5.00%, 06/15/54(j)	1,975	1,900,671
5.50%, 09/01/52	112	111,975
5.50%, 11/01/52	161	160,013
5.50%, 12/01/52	620	614,807
5.50%, 01/01/53	712	708,094
5.50%, 02/01/53	320	315,900
5.50%, 03/01/53	187	185,921
5.50%, 04/01/53	153	151,656
5.50%, 05/01/53	636	626,109
5.50%, 06/01/53	44	43,471
5.50%, 06/15/54(j)	2,305	2,267,610
6.00%, 01/01/53	72	72,708
6.00%, 06/01/53	83	83,963
6.00%, 07/01/53	220	219,766
6.00%, 08/01/53	329	333,046
6.00%, 09/01/53	433	435,351
6.00%, 11/01/53	628	631,143
6.00%, 12/01/53	191	192,013
6.00%, 02/01/54	117	117,517
6.00%, 06/15/54(j)	1,775	1,777,438
6.50%, 10/01/53	52	52,563
6.50%, 11/01/53	62	63,665
6.50%, 12/01/53	597	611,430
6.50%, 01/01/54	405	415,230
6.50%, 02/01/54	496	510,481
6.50%, 06/15/54(j)	1,675	1,702,423
		140,872,271
U.S. Government Obligations — 36.8%
U.S. Treasury Note/Bond
0.25%, 05/31/25	1,250	1,190,625
0.25%, 06/30/25	1,150	1,091,781
0.25%, 07/31/25	1,200	1,134,984
0.25%, 08/31/25	300	282,621
0.25%, 09/30/25	1,280	1,201,650
0.25%, 10/31/25	1,300	1,215,855
0.38%, 04/30/25	1,590	1,522,301
0.38%, 11/30/25	1,000	933,867
0.38%, 12/31/25	1,560	1,451,531
0.38%, 01/31/26	3,370	3,124,885
0.38%, 09/30/27	1,100	957,258
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 02/28/26	$800	$741,188
0.50%, 05/31/27	1,000	884,687
0.50%, 08/31/27	780	683,780
0.50%, 10/31/27	230	200,405
0.63%, 07/31/26	2,000	1,829,687
0.63%, 11/30/27	700	610,859
0.63%, 12/31/27	1,445	1,257,150
0.63%, 05/15/30	115	91,964
0.63%, 08/15/30	2,050	1,624,145
0.75%, 03/31/26	300	278,414
0.75%, 04/30/26	1,400	1,295,547
0.75%, 08/31/26	600	548,672
0.75%, 01/31/28	1,700	1,481,789
0.88%, 06/30/26	2,300	2,122,109
0.88%, 09/30/26	1,900	1,738,500
0.88%, 11/15/30	1,190	951,442
1.00%, 07/31/28	2,100	1,819,617
1.13%, 10/31/26	1,100	1,009,422
1.13%, 02/28/27	700	636,289
1.13%, 02/29/28	2,130	1,878,394
1.13%, 08/31/28	2,400	2,085,750
1.13%, 02/15/31	1,015	820,723
1.13%, 05/15/40	2,000	1,211,562
1.13%, 08/15/40	1,590	954,000
1.25%, 11/30/26	1,900	1,744,883
1.25%, 12/31/26	1,700	1,558,289
1.25%, 03/31/28	2,550	2,253,961
1.25%, 04/30/28	1,400	1,234,844
1.25%, 05/31/28	1,600	1,407,750
1.25%, 06/30/28	1,660	1,457,169
1.25%, 09/30/28	1,700	1,482,320
1.25%, 08/15/31	1,950	1,564,875
1.25%, 05/15/50	1,055	513,818
1.38%, 10/31/28	1,970	1,722,980
1.38%, 12/31/28	1,400	1,219,422
1.38%, 11/15/31	1,950	1,567,922
1.38%, 11/15/40	1,480	921,300
1.38%, 08/15/50	1,440	724,275
1.50%, 08/15/26	1,400	1,303,750
1.50%, 01/31/27	2,000	1,840,469
1.50%, 11/30/28	1,300	1,141,055
1.63%, 05/15/26	1,650	1,550,678
1.63%, 10/31/26	600	557,438
1.63%, 05/15/31	1,800	1,494,844
1.63%, 11/15/50	1,600	860,750
1.75%, 03/15/25(c)	910	885,793
1.75%, 01/31/29	2,800	2,476,469
1.75%, 08/15/41	1,820	1,186,981
1.88%, 02/28/27	1,000	927,812
1.88%, 02/28/29	1,050	932,613
1.88%, 02/15/32	2,150	1,785,844
1.88%, 02/15/41	1,350	911,883
1.88%, 02/15/51	1,770	1,016,091
1.88%, 11/15/51	1,570	895,391
2.00%, 08/15/25	1,100	1,060,426
2.00%, 11/15/26	2,000	1,873,750
2.00%, 11/15/41	1,300	881,156
2.00%, 02/15/50	900	538,031
2.00%, 08/15/51	1,850	1,092,367
2.25%, 11/15/25	1,550	1,489,756
2.25%, 03/31/26	600	572,344

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$570	$534,865
2.25%, 08/15/27	700	650,453
2.25%, 11/15/27	1,000	925,391
2.25%, 05/15/41	1,550	1,107,766
2.25%, 08/15/46	1,300	856,172
2.25%, 08/15/49	200	127,375
2.25%, 02/15/52	1,320	826,650
2.38%, 05/15/27	600	562,406
2.38%, 03/31/29	680	617,313
2.38%, 05/15/29	1,000	906,094
2.38%, 02/15/42	1,300	935,187
2.38%, 11/15/49	500	327,109
2.38%, 05/15/51	2,000	1,296,562
2.50%, 03/31/27	700	659,914
2.50%, 02/15/45	1,075	757,371
2.50%, 02/15/46	760	529,269
2.50%, 05/15/46	900	625,078
2.63%, 01/31/26	560	539,044
2.63%, 05/31/27	1,400	1,320,812
2.63%, 02/15/29	1,000	920,312
2.63%, 07/31/29	1,000	913,984
2.75%, 05/15/25	1,800	1,759,430
2.75%, 04/30/27	3,000	2,844,141
2.75%, 02/15/28	1,400	1,312,281
2.75%, 05/31/29	900	829,688
2.75%, 08/15/32	2,400	2,114,250
2.75%, 08/15/42	290	220,173
2.75%, 11/15/42	400	302,688
2.75%, 08/15/47	550	395,742
2.75%, 11/15/47	600	430,781
2.88%, 05/31/25	600	586,570
2.88%, 06/15/25	650	634,969
2.88%, 05/15/28	1,000	939,375
2.88%, 08/15/28	600	561,797
2.88%, 04/30/29	800	742,688
2.88%, 05/15/32	2,000	1,784,062
2.88%, 05/15/43	200	153,531
2.88%, 08/15/45	960	720,300
2.88%, 11/15/46	600	445,125
2.88%, 05/15/49	200	145,719
2.88%, 05/15/52	1,300	938,031
3.00%, 07/15/25	1,300	1,270,039
3.00%, 09/30/25	480	467,325
3.00%, 10/31/25	250	243,027
3.00%, 05/15/42	250	198,047
3.00%, 11/15/44	500	385,938
3.00%, 05/15/45	990	760,753
3.00%, 11/15/45	400	306,375
3.00%, 02/15/47	500	378,672
3.00%, 05/15/47	600	453,656
3.00%, 02/15/48	800	601,125
3.00%, 08/15/48	700	524,563
3.00%, 02/15/49	300	224,297
3.00%, 08/15/52	1,400	1,037,094
3.13%, 08/15/25	1,130	1,104,001
3.13%, 11/15/28	1,100	1,037,781
3.13%, 08/31/29	700	655,047
3.13%, 02/15/43	500	400,313
3.13%, 08/15/44	500	395,156
3.13%, 05/15/48	550	422,469
3.25%, 06/30/27	900	864,211
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.25%, 06/30/29	$700	$660,023
3.25%, 05/15/42	700	575,859
3.38%, 05/15/33	2,800	2,570,312
3.38%, 08/15/42	400	334,188
3.38%, 05/15/44	100	82,359
3.38%, 11/15/48	1,500	1,202,812
3.50%, 09/15/25	1,000	980,273
3.50%, 01/31/28	638	614,524
3.50%, 04/30/28	1,000	961,797
3.50%, 01/31/30	700	664,781
3.50%, 04/30/30	800	758,375
3.50%, 02/15/33	2,400	2,228,625
3.63%, 05/15/26	1,300	1,269,785
3.63%, 03/31/28	1,300	1,256,633
3.63%, 05/31/28	1,400	1,352,312
3.63%, 03/31/30	700	668,445
3.63%, 08/15/43	200	171,875
3.63%, 02/15/53	1,114	933,149
3.63%, 05/15/53	1,030	862,947
3.75%, 04/15/26	2,050	2,007,959
3.75%, 12/31/28	1,200	1,161,656
3.75%, 05/31/30	400	384,156
3.75%, 06/30/30	438	420,377
3.75%, 12/31/30	800	766,000
3.75%, 11/15/43	300	262,266
3.88%, 03/31/25	700	692,398
3.88%, 01/15/26	100	98,266
3.88%, 11/30/27	800	781,000
3.88%, 12/31/27	800	780,938
3.88%, 09/30/29	700	678,891
3.88%, 11/30/29	700	678,398
3.88%, 12/31/29	800	774,875
3.88%, 08/15/33	2,200	2,096,875
3.88%, 02/15/43	488	436,455
3.88%, 05/15/43	486	433,831
4.00%, 12/15/25	513	505,325
4.00%, 02/15/26	1,900	1,870,238
4.00%, 01/15/27	1,200	1,178,719
4.00%, 02/29/28	1,000	979,766
4.00%, 06/30/28	538	526,820
4.00%, 01/31/29	2,000	1,956,406
4.00%, 02/28/30	800	779,438
4.00%, 07/31/30	600	583,688
4.00%, 01/31/31	900	874,125
4.00%, 02/15/34	1,900	1,827,266
4.00%, 11/15/42	488	444,919
4.00%, 11/15/52	900	808,313
4.13%, 06/15/26	1,441	1,420,511
4.13%, 02/15/27	1,800	1,773,562
4.13%, 09/30/27	900	886,078
4.13%, 07/31/28	500	491,875
4.13%, 03/31/29	1,700	1,671,445
4.13%, 08/31/30	300	293,719
4.13%, 03/31/31	800	782,625
4.13%, 11/15/32	2,800	2,726,937
4.13%, 08/15/53	1,338	1,227,406
4.25%, 05/31/25	526	521,151
4.25%, 10/15/25	820	811,191
4.25%, 01/31/26	800	790,813
4.25%, 03/15/27	1,400	1,384,031
4.25%, 02/28/29	800	791,188

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.25%, 02/28/31	$1,000	$985,625
4.25%, 05/15/39	400	386,563
4.25%, 02/15/54	900	844,312
4.38%, 08/15/26	1,200	1,188,750
4.38%, 12/15/26	1,500	1,486,875
4.38%, 08/31/28	800	794,500
4.38%, 11/30/28	2,300	2,285,805
4.38%, 11/30/30	1,200	1,190,906
4.38%, 05/15/34	500	495,547
4.38%, 08/15/43	963	919,966
4.50%, 11/15/25	701	695,633
4.50%, 03/31/26	700	694,941
4.50%, 07/15/26	501	497,595
4.50%, 05/31/29	2,000	2,000,469
4.50%, 05/31/31	1,000	1,007,656
4.50%, 11/15/33	2,800	2,800,875
4.50%, 02/15/36(c)	100	100,766
4.50%, 02/15/44	500	485,391
4.63%, 06/30/25	700	696,145
4.63%, 03/15/26	2,000	1,989,531
4.63%, 09/15/26	1,400	1,394,641
4.63%, 10/15/26	1,400	1,395,078
4.63%, 11/15/26	1,000	996,875
4.63%, 09/30/28	600	601,734
4.63%, 04/30/29	2,000	2,010,000
4.63%, 09/30/30	600	603,656
4.63%, 04/30/31	800	806,000
4.63%, 05/15/54	800	799,000
4.75%, 07/31/25	524	521,769
4.75%, 02/15/37	600	616,781
4.75%, 11/15/43	910	912,559
4.75%, 11/15/53	1,400	1,426,687
4.88%, 11/30/25	800	798,219
4.88%, 10/31/28	1,400	1,418,266
4.88%, 10/31/30	500	510,039
5.00%, 05/15/37	400	420,875
		228,334,309

Total U.S. Government & Agency Obligations — 59.5%
(Cost: $415,339,776)		369,206,580
Total Long-Term Investments — 98.6%
(Cost: $677,329,643)		611,273,250

	Shares

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, .28%(k)(l)(m)	33,165,786	33,165,786

Total Short-Term Securities — 5.3%
(Cost: $33,165,786)		33,165,786

Total Investments Before TBA Sales Commitments — 103.9%
(Cost: $710,495,429)		644,439,036
Security	Par (000)	Value

TBA Sales Commitments(j)

Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 3.50%, 06/15/54	$(125)	$(109,587)

Total TBA Sales Commitments — (0.0)%
(Proceeds: $(109,731))		(109,587)

Total Investments, Net of TBA Sales Commitments — 103.9%
(Cost: $710,385,698)		644,329,449

Liabilities in Excess of Other Assets — (3.9)%		(24,127,833)

Net Assets — 100.0%		$620,201,616

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Perpetual security with no stated maturity date.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Zero-coupon bond.

(j)	Represents or includes a TBA transaction.

(k)	Affiliate of the Fund.

(l)	Annualized 7-day yield as of period end.

(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$27,853,397	$5,312,389	(a)	$—	$—	$—	$33,165,786	33,165,786	$310,738	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,196,326	$—	$2,196,326
Collaterized Mortgage Obligations	—	6,085,817	—	6,085,817
Corporate Bonds & Notes	—	192,096,226	—	192,096,226
Foreign Government Obligations	—	41,688,301	—	41,688,301
U.S. Government & Agency Obligations	—	369,206,580	—	369,206,580
Short-Term Securities
Money Market Funds	33,165,786	—	—	33,165,786
Liabilities
Investments
TBA Sales Commitments	—	(109,587)	—	(109,587)
	$33,165,786	$611,163,663	$—	$644,329,449

Portfolio Abbreviation

CMT	Constant Maturity Treasury	PIK	Payment-in-kind
LIBOR	London Interbank Offered Rate	PJSC	Public Joint Stock Company

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2024

Portfolio Abbreviation (continued)

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced